Grades
1/29/2019

AMC Loan ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
202011218	7/XX/2017 11:08:15 AM	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.87780% or Final Disclosure APR of 6.93000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2018-11-30): Received. Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan	11/30/2018			1	A	3/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011218	7/XX/2017 11:08:15 AM	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay)	Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.			Reviewer Comment (2018-11-30): Received. Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan	11/30/2018			1	A	3/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011218	7/XX/2017 11:08:15 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-08-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	3/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011218	7/XX/2017 11:16:54 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	3/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011218	7/XX/2017 11:30:59 AM	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 6.87780% or Final Disclosure APR of 6.93000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Compliant Higher Priced Loan.	California Higher-Priced Loan: APR on subject loan of 6.87780% or Final Disclosure APR of 6.93000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Compliant Higher Priced Loan.		Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	3/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011218	8/XX/2017 11:01:03 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/XX/2017)	File is missing evidence the borrowers received a copy of the AVM at least 3 business days prior to closing.		Reviewer Comment (2018-11-30): Received.	11/30/2018			1	A	3/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011252	7/XX/2017 9:34:41 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/2017)	Final CD reflects closing date of 4/XX/17, however loan was not consummated until 4/XX/17.						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011252	7/XX/2017 9:34:41 AM	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017.	Final CD reflects disbursement date of 4/XX/17, however post close CD reflects disbursement date of 4/XX/17.
Reviewer Comment (2017-10-13): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-12): MD 10/XX/17, uploaded LOE and proof of edelivery of PCCD on 4/XX/17 and updated ROR docs to AMC for review

Reviewer Comment (2017-09-22): PC CD corrected issue, however LOE to borrower, evidence of delivery as well as final settlement statement verifying actual funding date are required to cure rescission issue.

Reviewer Comment (2017-09-22): MD - The final disbursement date is 4/XX, which allowed a proper amount of time for the borrower to rescind (midnight of the XX), which matches the RTC form in the file) No cure needed.
											10/13/2017		2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011262	7/XX/2017 3:10:40 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Unable to locate a copy of the rate lock confirmation in file.						2	B	4/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011262	7/XX/2017 3:10:40 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations provided to applicant is dated 4/XX/17. No prior disclosure found in file.						2	B	4/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258087	8/XX/2017 8:08:57 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/05/XX/2017)	Months collected for prepaid property taxes reflects 0 on final CD which does not equal total tax amount.						2	B	5/XX/2017	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258087	8/XX/2017 8:08:57 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2017)			Reviewer Comment (2017-08-23): Post closing CD and explanation letter to borrower dated 06/XX/2017 corrected the escrow amounts to reflect $2,895.55.		08/23/2017		2	B	5/XX/2017	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258087	8/XX/2017 8:38:38 AM	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	5/XX/2017	NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258087	8/XX/2017 8:38:38 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 05/XX/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/05/XX/2017)	Final CD reflects abbreviated fees of Title - CPL which is not Trid compliant. Fee should read Title - Closing Protection Letter.						2	B	5/XX/2017	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343712	9/XX/2017 9:50:33 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/31/XX//XX/403(b) Account /XX/ End Date: 03/XX/2017 /XX/ Account Type: Individual Retirement Account (IRA) /XX/ End Date: 03/XX/2017 /XX/ Account Type: 401(k)/XX/ Account Number: xxxx	Expired documentation. Per the Galton Funding Selling Guide the asset documentation needs to be within 90 days of the note.		Reviewer Comment (2017-10-05): Updated assets were provided. Seller Comment (2017-10-05): Disagree. Updated asset statements are in the file. See documents uploaded.	10/05/2017			1	A	7/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202343712	9/XX/2017 7:58:31 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/31/XX//XX/403(b) Account / Account Number: xxxx	Expired documentation. Per the Galton Funding Selling Guide the asset documentation needs to be within 90 days of the note.		Reviewer Comment (2017-10-05): Updated assets were provided. Seller Comment (2017-10-05): Disagree. Updated asset statements are in the file. See documents uploaded.	10/05/2017			1	A	7/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202343712	9/XX/2017 7:58:40 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/31/XX//XX/ Account Number: xxxx	Expired documentation. Per the Galton Funding Selling Guide the asset documentation needs to be within 90 days of the note.		Reviewer Comment (2017-10-05): Updated assets were provided. Seller Comment (2017-10-05): Disagree. Updated asset statements are in the file. See documents uploaded.	10/05/2017			1	A	7/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202343712	9/XX/2017 7:58:48 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX - XXX /XX/31/XX//XX/403(b) Account / Account Number: xxxx	Expired documentation. Per the Galton Funding Selling Guide the asset documentation needs to be within 90 days of the note.		Reviewer Comment (2017-10-05): Updated assets were provided. Seller Comment (2017-10-05): Disagree. Updated asset statements are in the file. See documents uploaded.	10/05/2017			1	A	7/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202343712	9/XX/2017 8:00:01 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.65335% exceeds Guideline total debt ratio of 43.00000%.	Discrepancy appears to be due to incorrect primary home figures which are $6,141.20; however final 1008 reflects $5,900.33 and other debt should be $2,360; however final 1008 reflects other debt as $1,858.		Reviewer Comment (2017-10-05): Income was excluded in error, recalculated and cleared exception. Seller Comment (2017-10-05): Disagree. Edgemac calculation Includes gross rental income of $3,900.00 at 75% less PITIA for negative cash flow on subject property of $3,081.61, negative rent other property $651.73, monthly consumer debt of $2,360.00, Primary PITIA $6,141.52 = $12,234.86 divided by income of $28,565.00 equates to DTI of 42.83%.	10/05/2017			1	A	7/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202343730	9/XX/2017 5:25:45 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Bankruptcy Documents not provided				Reviewer Comment (2017-10-05): Disagree. Per Galton guidelines if a discharge/XX/2011.	10/05/2017			1	A	7/XX/2017	OR	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202343730	9/XX/2017 5:53:01 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2017)	Updated CD provided.		Reviewer Comment (2017-09-18): A post closing CD was sent to borrower dated 08/XX/2017 with a letter of explanation reflecting the correct consummation date of 07/XX/2017.		09/18/2017		1	A	7/XX/2017	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202343730	9/XX/2017 11:26:01 AM	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.75050% or Final Disclosure APR of 6.76700% is in excess of allowable threshold of APOR 3.67% + 2.5%, or 6.17000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-09-19): Compliant HPML			09/19/2017	1	A	7/XX/2017	OR	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202343730	9/XX/2017 11:26:01 AM	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 06/XX/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/06/XX/2017)	E-consent agreement was sent out with initial LE. LE was not signed until the consent of 06/XX/2017.						2	B	7/XX/2017	OR	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049259	3/XX/2018 2:27:14 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049259	3/XX/2018 2:27:14 PM	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203086291	3/XX/2018 12:50:20 PM	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2018, prior to three (3) business days from transaction date of 02/XX/2018.	Final CD signed on 02/XX/2018, disbursement date 02/XX/2018. RTC is dated 02/XX/2018 and must canceled by 02/XX/2017.		Reviewer Comment (2018-04-02): Upon further review no rescission timing violation exists. Loan closed on 02/XX/2018 and rescission requirements were met. Exception cleared. Buyer Comment (2018-03-29): SMS 3/XX/18, NORTC transaction date is 2/XX/18..expiration date is 2/XX/18. Final CD and Final Alta settlement statement show a disbursement date of 2/XX/18, which is more than 3 business days from transaction date. Uploaded Alta settlement statement and NORTC for review.	04/02/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086291	3/XX/2018 12:50:20 PM	Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Final CD signed on 02/XX/2018, disbursement date 02/XX/2018. RTC is dated 02/XX/2018 and must canceled by 02/XX/2017.		Reviewer Comment (2018-04-02): Upon further review no rescission timing violation exists. Loan closed on 02/XX/2018 and rescission requirements were met. Exception cleared. Buyer Comment (2018-03-29): SMS 3/XX/18, NORTC transaction date is 2/XX/18..expiration date is 2/XX/18. Final CD and Final Alta settlement statement show a disbursement date of 2/XX/18, which is more than 3 business days from transaction date. Uploaded Alta settlement statement and NORTC for review.	04/02/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086291	3/XX/2018 3:12:06 PM	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage amount is insufficient. Hazard policy reflects coverage in the amount of $1,000,000 and includes extended coverage, however policy does not define the amount of extended coverage. Short coverage in the amount of $468,397 per Estimated Cost New on the appraisal.
Reviewer Comment (2018-10-04): Received Replacement Cost from insurance Company showing coverage is sufficient.

Buyer Comment (2018-10-02): See full hazard policy provided in upload.  Page 11 of the pdf documents estimated cost to replace the property is $XXX.  Coverage is sufficient.

Reviewer Comment (2018-10-01): Please provide guidelines that allow site value to be included in coverage calculations.  This is not part of FNMA guides and unable to locate in lender guidelines.

Buyer Comment (2018-09-28): Disagree.  See uploaded email.

Reviewer Comment (2018-09-21): 2 appraisals were provided, review uses more conservative with cost to rebuild of $1.4million.  Please provide insurer's estimate to rebuild to clear.

Buyer Comment (2018-09-17): Disagree.  Cost new on the appraisal is $725,001.00 and the hazard binder in the file has a dwelling replacement cost of $1,000,000.00 on the right side of the document under dwelling coverage.  Coverage is sufficient.

Reviewer Comment (2018-07-10): Hazard cert states "replacement cost up to dwelling coverage limits".  This does not indicate amount of extended coverage.  An explanation from insurance agent, cert with an amount of extended coverage or insurers' estimate of cost to replace would be required to clear the exception.

Buyer Comment (2018-07-03): Disagree.  Policy has extended replacement costs up to the dwelling coverage limit, an additional $1,000,000.00, which is $2,000,000.00 and is sufficient.

Reviewer Comment (2018-06-26): Appraisal listing rebuild cost of $1,468,397 used dwellingcost.com and broke down basement vs living area while lower appraisal only estimated per total square foot.  Please provide insurer's estimate of cost to rebuild or evidence of percentage of extended replacement cost for further consideration.

Buyer Comment (2018-06-13): Disagree.  While the other appraisal was not used to determine value the 2nd appraisal shows the costs of reproduction were estimated by use of www.building.cost.net, local wholesale builder supply stores and local builders/contractors.  Additionally, the hazard insurance documents increased coverage is included.

Reviewer Comment (2018-05-30): Appraisal utilized for LTV calculation with a value of $2,500,000 reflects estimate of cost new as $1,468,397. Exception remains.

Buyer Comment (2018-05-11): Disagree.  Cost new per appraisal is $725,001.00. Coverage is $1,000,000.00 which is sufficient.
										10/04/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203086291	3/XX/2018 10:57:27 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/12/XX/2018)	Appraisal report date is 01/XX/2018 and delivery of appraisal was on 12/XX/2017. File does not contain evidence that borrower received the updated appraisal prior to closing.		Reviewer Comment (2018-04-06): Unable to provide evidence that revised report dated 01/XX/2018 was provided to borrower. Exception remains. Buyer Comment (2018-04-04): SMS 4/XX/18- The Appraisal is dated 12/XX/2017 and the revised Appraisal is dated 01/XX/2018. There is a Correspondence, Email that reflects the borrower was sent the Appraisal on 12/XX/2017, however, was unable to locate documentation in file that reflects the borrower was sent or received the revised Appraisal dated 01/XX/2018 - Consummation Date: 02/XX/2018.				2	B	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203086291	3/XX/2018 12:16:06 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2018)	Appraisal report date is 01/XX/2018 and delivery of appraisal was on 12/XX/2017. File does not contain evidence that borrower received the updated appraisal prior to closing.		Reviewer Comment (2018-04-06): Unable to provide evidence that revised report dated 01/XX/2018 was provided to borrower. Exception remains. Buyer Comment (2018-04-04): SMS 4/XX/18- The Appraisal is dated 12/XX/2017 and the revised Appraisal is dated 01/XX/2018. There is a Correspondence, Email that reflects the borrower was sent the Appraisal on 12/XX/2017, however, was unable to locate documentation in file that reflects the borrower was sent or received the revised Appraisal dated 01/XX/2018 - Consummation Date: 02/XX/2018.				2	B	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203086291	3/XX/2018 12:17:33 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)	Missing evidence when borrower received interim CD dated 02/XX/2018.		Reviewer Comment (2018-04-02): Evidence provided that the initial CD dated 02/XX/2018 was electronically delivered to the borrower on 02/XX/2018. Exception cleared. Buyer Comment (2018-03-29): SMS 3/XX/18, evidence of delivery of initial closing disclosure dated 2/XX/18 in file. Uploaded for review.	04/02/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203086291	3/XX/2018 12:25:07 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,750.00 exceeds tolerance of $1,050.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure in the amount of $700.00 was provided at closing.		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/20/2018		1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358956	5/XX/2018 9:14:46 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2017)	The Borrower received the appraisal on 11/XX/2017; however, the report date listed on the report was completed on 12/XX/2017.						2	B	12/XX/2017	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203358956	5/XX/2018 9:14:46 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/12/XX/2017)	The Final Closing Disclosure reflects Seller at closing is paying the Property Taxes;however, the amount of months collected was not reflected.						2	B	12/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203358956	5/XX/2018 1:04:55 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77201)	Cure in the amount of $78.68 provide to borrower at closing.		Reviewer Comment (2018-05-07): Sufficient or excess cure was provided to the borrower at Closing.		05/02/2018		1	A	12/XX/2017	FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203358956	5/XX/2018 1:04:55 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,395.35 exceeds tolerance of $6,367.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure in the amount of $78.68 provide to borrower at closing.		Reviewer Comment (2018-05-07): Sufficient or excess cure was provided to the borrower at Closing.		05/02/2018		1	A	12/XX/2017	FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203358988	5/XX/2018 2:03:41 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-05-23): Mortgage Loan Payoff Statement provided. Exception cleared. Buyer Comment (2018-05-22): Disagree. Demand statement is in the file.	05/23/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
203358988	5/XX/2018 2:28:12 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/03/XX/2018)							2	B	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
203550316	5/XX/2018 8:10:45 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/XX/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	1/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203550316	5/XX/2018 9:07:07 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2018 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/01/XX/2018)	The prepaid interest field calculated amount is 5 days per diem interest; however, the subject loan disbursed on 1/XX/18 which results in 6 days of per diem interest.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203550316	5/XX/2018 9:07:07 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2018)	The final CD did not disclose the amount the closing costs exceeded the legal limit and failed to account for the increase in recording fees exceeding the 10% threshold. Post close CD provided did not include the amount by which the costs exceeded the legal limit on page 3 of Calculating Cash to Close.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203550316	5/XX/2018 9:07:07 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $116.00 plus 10% or $127.60. Insufficient or no cure was provided to the borrower. (0)	Recording fees increased from $116 to $175 exceeding allowable threshold by $47.40 with no valid CIC or documentation of cure provided to borrower.		Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD located in file.		05/29/2018		2	B	1/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203656979	6/XX/2018 4:27:16 PM	Compliance	Compliance	State Compliance	Maryland Property Insurance (Property Insurance Exceeds Replacement Value)	Maryland HB649: Property insurance exceeds the replacement value of the property.							2	B	3/XX/2018	MD	Primary	Refinance - Cash-out - Debt Consolidation		C	C	A	A	C	C	A	A	Non QM	Non QM	No
203656979	6/XX/2018 4:31:32 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2018)	Cure of $25 provided is insufficient to cover various 0% tolerance violations of $35.						2	B	3/XX/2018	MD	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203656979	6/XX/2018 4:31:32 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $425 on LE dated 01/XX/2018, but disclosed as $450 on Final Closing Disclosure. Cure of $25 insufficient to cover various 0% tolerance violations.
Reviewer Comment (2018-11-30): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2018-11-29): MD 11/XX/2018, lender provided cure for increase in appraisal fee. Uploaded PCCD, LOE, proof of delivery, copy of check

Reviewer Comment (2018-07-12): COC dated 1/XX/18 did not indicate why appraisal fee increased.  A valid COC for the appraisal fee increase is found in the appraisal invoice for $450.  The invoice is dated 1/XX/18, which is not within 3 days of the redisclosed 1/XX/18 LE.  To clear this exception, please provide evidence of date the lender received invoice.  If it was within 3 days of LE redisclosure, it is a valid change.  IOtherwise, a refund is required.

Buyer Comment (2018-07-10): MD 7/XX/18, The CoC in file dated 1/XX/31 is not considered a VCC.  There is no specific information on what "information obtained after last disclosure" was and how/XX/26/XX/ redisclosed LE on 1/XX/18 that increased the appraisal fee to $450, which should set the baseline for this fee at $450. Subsequently, the lender issued a PCCD dated 3/XX/18 that reduced the appraisal fee to $425, which would make the total lender cure required to be $10 ( for the increase in transfer taxes), so total lender cure of $25 should be sufficient. Uploaded 1/XX/31 LE and 3/23 PCCD and LOE
													3	C	3/XX/2018	MD	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203656979	6/XX/2018 4:39:06 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $295.00 exceeds tolerance of $285.00. Insufficient or no cure was provided to the borrower. (8304)	Fee disclosed as $285 on LE dated 01/XX/2018, but disclosed as $295 on Final Closing Disclosure. Cure of $25 insufficient to cover various 0% tolerance violations.
Reviewer Comment (2018-07-12): COC dated 1/XX/18 did not indicate why appraisal fee increased.  A valid COC for the appraisal fee increase is found in the appraisal invoice for $450.  The invoice is dated 1/XX/18, which is not within 3 days of the redisclosed 1/XX/18 LE.  To clear this exception, please provide evidence of date the lender received invoice.  If it was within 3 days of LE redisclosure, it is a valid change.  IOtherwise, a refund is required.

Buyer Comment (2018-07-10): MD 7/XX/18, The CoC in file dated 1/XX/31 is not considered a VCC.  There is no specific information on what "information obtained after last disclosure" was and how/XX/26/XX/ redisclosed LE on 1/XX/18 that increased the appraisal fee to $450, which should set the baseline for this fee at $450. Subsequently, the lender issued a PCCD dated 3/XX/18 that reduced the appraisal fee to $425, which would make the total lender cure required to be $10 ( for the increase in transfer taxes), so total lender cure of $25 should be sufficient.
													3	C	3/XX/2018	MD	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204126126	6/XX/2018 1:12:33 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing disclosure
Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price.  Discount is considered bona fide.

Reviewer Comment (2018-07-25): Amount of HOEPA total loan amount of $185,159.55 is Amount Financed of $185,871.39 minus 4c7 fees paid to Lender Affiliate financed by the Lender: Title - Endorsements $87.44 and Title - Lender's Title Insurance $624.40 = $185,159.55.  Fees for HOEPA calculation include discount of $7088.69, origination fee of $1595, title - endorsement fee of $87.44, title - lender's title insurance fee of $624.40 and title - closing fee of $500.  Please provide evidence of undiscounted/07/XX/2018-  Need AMC to provide breakdown of how Total loan amount is being calculated for purposes of HOEPA calculation as well as what it is that AMC is including in the Point and Fees total amount.
										11/29/2018			1	A	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126126	6/XX/2018 1:12:33 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Closing cost financed from CD reads $13,492.13 (this includes discount points of $7,088.69)
Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price.  Discount is considered bona fide.

Reviewer Comment (2018-07-25): Amount of HOEPA total loan amount of $185,159.55 is Amount Financed of $185,871.39 minus 4c7 fees paid to Lender Affiliate financed by the Lender: Title - Endorsements $87.44 and Title - Lender's Title Insurance $624.40 = $185,159.55.  Fees for HOEPA calculation include discount of $7088.69, origination fee of $1595, title - endorsement fee of $87.44, title - lender's title insurance fee of $624.40 and title - closing fee of $500.  Please provide evidence of undiscounted/07/XX/2018-  Need AMC to provide breakdown of how Total loan amount is being calculated for purposes of HOEPA calculation as well as what it is that AMC is including in the Point and Fees total amount.
										11/29/2018			1	A	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126126	6/XX/2018 1:12:33 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	CD and notes read 5%. Late charge allowed per state (FL) - max late charge for FL is 5% - note states 5%.
Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price.  Discount is considered bona fide.

Reviewer Comment (2018-07-25): Amount of HOEPA total loan amount of $185,159.55 is Amount Financed of $185,871.39 minus 4c7 fees paid to Lender Affiliate financed by the Lender: Title - Endorsements $87.44 and Title - Lender's Title Insurance $624.40 = $185,159.55.  Fees for HOEPA calculation include discount of $7088.69, origination fee of $1595, title - endorsement fee of $87.44, title - lender's title insurance fee of $624.40 and title - closing fee of $500.  Please provide evidence of undiscounted/07/XX/2018-  Need AMC to provide breakdown of how Total loan amount is being calculated for purposes of HOEPA calculation as well as what it is that AMC is including in the Point and Fees total amount.
										11/29/2018			1	A	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126126	6/XX/2018 1:12:33 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.34433% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $9,895.53 on a Federal Total Loan Amount of $185,159.55 vs. an allowable total of $9,257.97 (an overage of $637.56 or .34433%). Non-Compliant High Cost Loan.	Exceed threshold by $637.56		Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price. Discount is considered bona fide. Buyer Comment (2018-11-29): MD 11/XX/18, lender provided their documentation of the undiscounted/par rate, and price to get the adjusted start rate in order to determine if discount points are bona fide and eligible for exclusion. Buyer Comment (2018-07-19): SMS 07/XX/2018- Need AMC to provide breakdown of how Total loan amount is being calculated for purposes of HOEPA calculation as well as what it is that AMC is including in the Point and Fees total amount.	11/29/2018			1	A	5/XX/2018	FL	Primary	Refinance - Rate/Term	Letter of Explanation, Signed Borrower Option Letter (with choice indicated), Refund Check & Proof of Delivery	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126126	6/XX/2018 1:12:33 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing disclosure
Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price.  Discount is considered bona fide.

Reviewer Comment (2018-07-25): Amount of HOEPA total loan amount of $XXX is Amount Financed of $XXX minus 4c7 fees paid to Lender Affiliate financed by the Lender: Title - Endorsements $87.44 and Title - Lender's Title Insurance $624.40 = $XXX.  Fees for HOEPA calculation include discount of $7088.69, origination fee of $1595, title - endorsement fee of $87.44, title - lender's title insurance fee of $624.40 and title - closing fee of $500.  Please provide evidence of undiscounted07/XX/2018-  Need AMC to provide breakdown of how Total loan amount is being calculated for purposes of HOEPA calculation as well as what it is that AMC is including in the Point and Fees total amount.
										11/29/2018			1	A	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126126	6/XX/2018 1:12:33 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2018)	Final Closing Disclosure provided on 05/XX/2018 did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit. Lender credit on CD reads $85.00						2	B	5/XX/2018	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126126	6/XX/2018 1:12:33 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,088.69 exceeds tolerance of $7,068.75. Sufficient or excess cure was provided to the borrower. (7200)	Sufficient or excess cure was provided to the borrower at closing in the amount of ($85.00) and PCCD reads ($241.50)						2	B	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126126	6/XX/2018 1:12:33 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $624.40 exceeds tolerance of $555.00. Sufficient or excess cure was provided to the borrower. (7567)	Sufficient or excess cure was provided to the borrower at closing in the amount of ($85.00) and PCCD reads ($241.50)						2	B	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126126	6/XX/2018 1:12:33 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,072.50 exceeds tolerance of $1,059.00. Sufficient or excess cure was provided to the borrower. (8304)	Sufficient or excess cure was provided to the borrower at closing in the amount of ($85.00) and PCCD reads ($241.50)						2	B	5/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126135	6/XX/2018 1:35:35 PM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2018-08-17): Final 1003 was provided, exception is for missing initial 1003. exception remains. Buyer Comment (2018-08-14): Disagree. Final signed 1003 is in the file under Legal Post Closing section.				2	B	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126135	6/XX/2018 1:59:38 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2018)							2	B	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126135	6/XX/2018 1:59:38 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126135	6/XX/2018 2:01:27 PM	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).			Reviewer Comment (2018-07-30): Signed 1120s was located in file. Buyer Comment (2018-07-27): Disagree. Per QM requirements to be eligible the individual must have at least two years of documented previous successful employment in the line of work in which the individual is self employed, or in a related occupation. The borrower has been in the same line of work Gas/Convienence stores for 12 years. A combination of one year of employment and formal education and training in the line of work which the individual is self employed or in a related occupation is acceptable.	07/30/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126135	6/XX/2018 2:04:41 PM	Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Need two years Tax Returns for business. EDIT 7/XX/18 Missing verification of 2 years employment history for co-borrower.
Reviewer Comment (2018-09-13): Per final 1003, removed co-borrower income that was disclosed on initial 1003.

Buyer Comment (2018-09-13): The co-borrower's income was not utilized for qualifying nor required as the borrower's income is more than sufficient and DTI is within guidelines.  There is no documentation required to be provided for the co-borrower.

Reviewer Comment (2018-07-30): Please provide school records/XX/Convienence stores for 12 years.  A combination of one year of employment and formal education and training in the line of work which the individual is self employed or in a related occupation is acceptable.
										09/13/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126135	6/XX/2018 2:04:41 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.	Need two years Tax Returns for business income to meet QM requirements.
Reviewer Comment (2018-09-13): Per final 1003, removed co-borrower income that was disclosed on initial 1003.

Buyer Comment (2018-09-13): The co-borrower's income was not utilized for qualifying nor required as the borrower's income is more than sufficient and DTI is within guidelines.  There is no documentation required to be provided for the co-borrower.

Reviewer Comment (2018-07-30): Missing verification of co-borrower's work or school history prior to 09/15/2016.  Unable to verify 2 years.

Buyer Comment (2018-07-27): Disagree.  Per QM requirements to be eligible the individual must have at least two years of documented previous successful employment in the line of work in which the individual is self employed, or in a related occupation.  The borrower has been in the same line of work Gas/Convienence stores for 12 years.  A combination of one year of employment and formal education and training in the line of work which the individual is self employed or in a related occupation is acceptable.
										09/13/2018			1	A	5/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204126135	6/XX/2018 3:04:10 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	Verified						2	B	5/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126144	7/XX/2018 3:31:57 PM	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.				Reviewer Comment (2018-08-17): ISAOA/ATIMA was included on hazard doc, clearing the exception. Buyer Comment (2018-08-14): Disagree. See upload for insurance with required language.	08/17/2018			1	A	5/XX/2018	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204126144	7/XX/2018 3:48:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Optional Fees	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/XX/2018 disclosed Optional fees in a section other than Section H. (Final/05/XX/2018)	Title - Owner Policy (Optional) listed in Section C of Final CD						2	B	5/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204126144	7/XX/2018 3:48:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Homeowners Association Dues Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/XX/2018 did not disclose number of months for Homeowners Association Dues under Prepaids. (Final/05/XX/2018)	Final Closing Disclosure provided on 05/XX/2018 did not disclose number of months for Homeowners Association Dues under Prepaids.						2	B	5/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204126144	7/XX/2018 3:48:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing						2	B	5/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204126144	7/XX/2018 3:48:23 PM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-170.00. (9300)	Final disclosure reflects a decrease in lenders credit from previous disclosures without valid proof of change provided. The file does contain a post closing disclosure and reimbursement check for cure.		Reviewer Comment (2018-07-03): Final disclosure reflects a decrease in lenders credit from previous disclosures without valid proof of change provided. The file does contain a post closing disclosure and reimbursement check for cure.		07/03/2018		2	B	5/XX/2018	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204126144	7/XX/2018 3:48:23 PM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/05/XX/2018)	Missing sellers disclosure						2	B	5/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149410	7/XX/2018 11:40:46 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204149410	7/XX/2018 11:40:46 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Final CD reflects a closing date of 6/XX/2018, however, notary date on security instrument is 6/XX/2018.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204149410	7/XX/2018 11:40:46 AM	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Home Loan Toolkit not provided.						2	B	6/XX/2018	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204149410	7/XX/2018 10:13:25 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $184.75 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Binding LE disclosed a Credit Report Fee of $100.00, however, Final CD disclosed $184.75 and also disclosed a $84.75 credit for increase in Closing Costs above legal limit. Cure for 0% tolerance violation was provided.				07/18/2018		1	A	6/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204149423	7/XX/2018 11:05:44 AM	Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Verified employment dates thru business license.						2	B	5/XX/2018	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
204149423	7/XX/2018 11:05:44 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Per deal doc notes, Loan designation is QM SAFE HARBOR		Reviewer Comment (2018-08-06): Per client response, loan designatiopn was converted to HPQM or QM RP. Buyer Comment (2018-07-23): Please change QM Designation to Qualified Mortgage Rebuttable Presumption.	08/06/2018			1	A	5/XX/2018	WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
204149423	8/XX/2018 10:08:39 AM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Per client response, loan designatiopn was converted to HPQM or QM RP.		Reviewer Comment (2018-08-06): Per client response, loan designatiopn was converted to HPQM or QM RP.		08/06/2018		2	B	5/XX/2018	WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
204149429	7/XX/2018 11:16:33 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Final CD reflects a closing date of 06/XX/2018, however, the actual consummation date is 6/XX/18.						2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204149429	7/XX/2018 11:19:45 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/06/XX/2018)	Finance charges under disclosed by $225.00 which exceeds the $35.00 tolerance for refinance transactions which is due to title - miscellaneous fee on final CD for $225 included into finance charge calculations.
Reviewer Comment (2018-10-01): Per escalated review, Obtaining a ALTA Settlement Statement from closing showing the actual disbursements will aid in the determination if the changes on a PCCD are the result of (1) corrections to the final; or (2) events that occurred post-closing that caused the figures in the final CD to change.  If no ALTA settlement statement is provided, evidence of refund is required.

Buyer Comment (2018-09-28): MD 9/XX/31/XX/11/XX/08/2018 and a letter of explanation to the borrower as evidence that $225 fee was dropped at funding.  Uploaded PCCD, Letter of Explanation and proof of method of delivery for AMC review.
													3	C	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204225182	7/XX/2018 8:30:35 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/XX/2018			Reviewer Comment (2018-11-08): End date declared.	11/08/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
204225186	7/XX/2018 10:52:18 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	5/XX/2018	AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204225186	7/XX/2018 10:52:18 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2018)	Cure for various 0% and 10% tolerance violations $ 642 was not provided.		Reviewer Comment (2018-12-17): Letter of Explanation & Corrected Closing Disclosure received prior to discovery.		12/17/2018		2	B	5/XX/2018	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204225186	7/XX/2018 10:52:18 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-170.00. (9300)	Lender credit decreased from $170 to $0 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-08-06): AMC received changed circumstance. Buyer Comment (2018-08-02): 08/XX/2018- Disagree. File contains Change of Circumstance dated 05/XX/2018 for decrease in Lender Credit. Uploaded COC for AMC review.	08/06/2018			1	A	5/XX/2018	AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204225186	7/XX/2018 10:52:18 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,035.00 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. (0)	$122 violation due to increase in title fees. No evidence of cure.
Reviewer Comment (2018-12-17): AMC received valid COC for 5/XX/18 fee change

Buyer Comment (2018-12-14): MD 12/XX/25/XX/4/XX/25/XX/4/XX/1, it is unclear why AMC needs further documentation to determine if changes in title fees are valid. What documentation is being requested and what would make the change invalid?

Reviewer Comment (2018-08-06): AMC received changed circumstance that indicates borrower requested loan amount change and rate lock.  Additional information is required to determine if title fee increases are valid.  Borrower selected provider from XXX.

Buyer Comment (2018-08-02): 08/XX/2018- Disagree. File contains Change of Circumstance dated 05/XX/2018 for increase in fees subject to 10% tolerance.  Uploaded COC for AMC review.
										12/17/2018			1	A	5/XX/2018	AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204225186	7/XX/2018 10:52:18 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee increased from $425 to $775 without valid COC or documentation of cure provided to borrower.
Reviewer Comment (2018-12-10): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2018-12-07): MD 12/XX/appraisal fee as well and 10% tolerance. No additional cure required.

Reviewer Comment (2018-08-06): Changed Circumstance provided indicates borrower requested loan amount change and rate lock.  Additional information is required to consider change valid for increasing appraisal fee.

Buyer Comment (2018-08-02): 08/XX/2018- Disagree.  File contains Change of Circumstance dated 05/XX/2018 for increase in appraisal fee. Uploaded COC for review.
											12/10/2018		2	B	5/XX/2018	AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282328	7/XX/2018 3:19:38 PM	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 06/XX/2018, Transaction Date: 06/XX/2018	The Homeowner's Insurance Policy reflects the effective date of 6/XX/2018 which is after the closing date of 6/XX/2018.
Reviewer Comment (2018-09-27): Per client response...Hazard insurance is active and doesn't expire until 6/XX/2018. Borrower has made first 2 mortgage payments as agreed. Non-material issue now since hazard insurance is in effect currently and borrower is making payments.

Buyer Comment (2018-09-26): Hazard insurance is active and doesn't expire until 6/XX/2018. Borrower has made first 2 mortgage payments as agreed. Non-material issue now since hazard insurance is in effect currently and borrower is making payments.

Reviewer Comment (2018-09-18): Settlement statement provided shows 6/XX/18 funding date, please provide PC CD showing corrected funding date to clear the exception.

Buyer Comment (2018-09-12): Disagree.  See settlement statement uploaded.
										09/27/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Higher Priced QM	Higher Priced QM	No
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/06/XX/2018)	CD and Note had incorrect floors. An updated Note, PC CD and Mortgage/riders were provided to the borrower along with a LOE regarding changes and evidence the new mortgage was sent out for recording. However, a change in payment stream requires a new ROR period that was not provided. To cure, please provide evidence a new ROR was provided to borrower and subsequently expired.		Reviewer Comment (2018-08-08): Corrected PC CD and LOE were provided.		08/08/2018		2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2018 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/06/XX/2018)	Final CD reads $2,417.00 and system calculated $2,757.00. PCCD reflects $3,817.00		Reviewer Comment (2018-08-08): PC CD and LOE were provided correcting error.		08/08/2018		2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Final CD reflects closing date of 6/XX/18 however consummation date of 6/XX/18.		Reviewer Comment (2018-07-31): PCCD and LOE in file. PCCD read 06/XX/18		07/31/2018		1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/498561)	CD and Note had incorrect floors. An updated Note, PC CD and Mortgage/riders were provided to the borrower along with a LOE regarding changes and evidence the new mortgage was sent out for recording. However, a change in payment stream requires a new ROR period that was not provided. To cure, please provide evidence a new ROR was provided to borrower and subsequently expired.
Reviewer Comment (2018-11-15): AMC received Letter of Explanation, Proof of Delivery (RTC signed by borrower on 10/XX/2018), Corrected CD, and Rescission re-opened and expired on 10/XX/2018.  The corrected RTC was not provided to the borrower until 10/XX/2018 which is 70 days after the Discovery Date of 08/XX/2018.

Buyer Comment (2018-11-14): MD 11/XX/18, received new NoRTC form signed by each borrower that allows a full 3 days to cancel, along with proof of delivery and explanation of delivery.

Reviewer Comment (2018-09-11): New ROR was provided with 7/XX/18 transaction date and 7/XX/18 expiration date.  The new CD and LOE were dated 7/XX/18 however.  please provide new ROR that matches the PC CD date.

Buyer Comment (2018-08-17): SMS 08/XX/2018- Uploaded new ROR reflecting new ROR dates. Forms executed by borrowers.
													3	C	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/498562)	CD and Note had incorrect floors. An updated Note, PC CD and Mortgage/riders were provided to the borrower along with a LOE regarding changes and evidence the new mortgage was sent out for recording. However, a change in payment stream requires a new ROR period that was not provided. To cure, please provide evidence a new ROR was provided to borrower and subsequently expired.		Reviewer Comment (2018-11-15): AMC received Letter of Explanation, Proof of Delivery (RTC signed by borrower on 10/XX/2018), Corrected CD, and Rescission re-opened and expired on 10/XX/2018. The corrected RTC was not provided to the borrower until 10/XX/2018 which is 70 days after the Discovery Date of 08/XX/2018. Buyer Comment (2018-11-14): Additional documentation uploaded in other exception to clear this				3	C	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/498563)	CD and Note had incorrect floors. An updated Note, PC CD and Mortgage/riders were provided to the borrower along with a LOE regarding changes and evidence the new mortgage was sent out for recording. However, a change in payment stream requires a new ROR period that was not provided. To cure, please provide evidence a new ROR was provided to borrower and subsequently expired.		Reviewer Comment (2018-11-15): AMC received Letter of Explanation, Proof of Delivery (RTC signed by borrower on 10/XX/2018), Corrected CD, and Rescission re-opened and expired on 10/XX/2018. The corrected RTC was not provided to the borrower until 10/XX/2018 which is 70 days after the Discovery Date of 08/XX/2018. Buyer Comment (2018-11-14): additional documentation uploaded in other condition to clear this				3	C	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204282332	7/XX/2018 1:47:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $3,431.12 on Final Closing Disclosure provided on 06/XX/2018 not accurate. (Final/06/XX/2018)	Final CD page 4 read $,3431.12 (298.34 x 11 = $3,281.74) and PCCD read $3,281.74		Reviewer Comment (2018-07-31): PCCD and LOE in file. PCCD read $3,281.74		07/31/2018		2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204344635	8/XX/2018 7:37:07 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	Final CD reflects closing date of 7/XX/18 however actual date of consummation is 7/XX/18.		Reviewer Comment (2018-08-30): Corrected Closing Disclosure was completed post closing and Letter of Explanation provided to Borrower with revised CD.		08/30/2018		1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
204344635	8/XX/2018 7:37:07 AM	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $1,075,522.11 disclosed on the Final Closing Disclosure dated 07/XX/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $1,075,792.11 provided on 07/XX/2018, a difference of $270.00000. (Post-Close/07/XX/2018)	TOP disclosed on Final CD inaccurate based on fees disclosed on PCCD which reflects an increase in borrower paid fees in Section C. Need LOE, refund, reopened rescission and proof of delivery to cure.
Reviewer Comment (2018-11-14): AMC received new PCCD reflecting $270 cure, copy of refund check, LOE, POD.

Buyer Comment (2018-11-14): Received new PCCD reflecting $270 cure, copy of refund check, LOE, POD and new RoR form from lender, uploaded documents for review

Reviewer Comment (2018-08-31): The issue is that the Lender incorrectly disclosed fees that should have been disclosed on the final CD. (i.e. - appraisal fee was Lender paid on final CD and now it is Borrower paid). Due to the fee changes that is a correction rather than an update and therefore a cure for the underdisclosed TOP includes a Letter of Explanation, Proof of Delivery, copy of refund check for under-disclosed amount, Corrected CD and re-opening of rescission (for rescindable transactions).

Buyer Comment (2018-08-29): MD 8/XX/18, The lender issued a PCCD when the loan funded as some closing costs changed.  The lender is allowed to provide an updated PCCD within 30 days of consummation to correct Loan Calculations, including the TOP. Please provide a legal explanation of how the lender violated the prescribed cure requirements of §1026.19(f)(2)(iii), why a cure is required and what the recommend cure amount is.
										11/14/2018			1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
204344635	11/XX/2018 6:21:09 PM	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $1,075,522.11 disclosed on the Final Closing Disclosure dated 07/XX/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $1,075,792.11 provided on 10/XX/2018, a difference of $270.00000. (Post-Close/07/XX/2018)	AMC received new PCCD reflecting $270 cure, copy of refund check, LOE, POD.		Reviewer Comment (2018-11-14): AMC received new PCCD reflecting $270 cure, copy of refund check, LOE, POD.	11/14/2018			1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
204344643	8/XX/2018 3:37:41 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The Loan Origination Agreement was not located within the loan file.						2	B	5/XX/2018	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204516083	9/XX/2018 4:52:10 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Final disclosure reflects a closing date of 06/XX/2018, document was executed on 06/XX/2018.						2	B	6/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516083	9/XX/2018 7:19:43 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)							2	B	6/XX/2018	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2018)	The loan file did not contain evidence the Borrower received a copy of the appraisal three business days prior to closing.						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The loan file did not contain any HOEPA Assignment Notice given to the Borrowers to review.		Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price. Discount deemed bona fide.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The loan file did not contain any HOEPA Disclosures to the Borrower to review.		Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price. Discount deemed bona fide.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	The loan file does reflect the mention of the loan being a HOEPA within a body of an email; however, the Points and Fee Worksheet within the loan file do not reflect the same Fee's. The Worksheet reflects an Origination Fee of $1595.00 and Discount Fee of $13,442.50 with a Bona Fide Discount Point of 1.250%. The Final Closing Disclosure reflects Origination Fee of $825.00 and Points Charged $14,503.75.		Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price. Discount deemed bona fide.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	The Note does reflect the late charge as end of 15 calendar days after due date and the charge will be 5%.		Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price. Discount deemed bona fide.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.08462% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $16,223.75 on a Federal Total Loan Amount of $266,635.29 vs. an allowable total of $13,331.76 (an overage of $2,891.99 or 1.08462%). Non-Compliant High Cost Loan.	The loan file does reflect the mention of the loan being a HOEPA within a body of an email; however, the Points and Fee Worksheet within the loan file do not reflect the same Fee's. The Worksheet reflects an Origination Fee of $1595.00 and Discount Fee of $13,442.50 with a Bona Fide Discount Point of 1.250%. The Final Closing Disclosure reflects Origination Fee of $825.00 and Points Charged $14,503.75.
Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price.  Discount deemed bona fide.

Buyer Comment (2019-01-08): MD 1/XX/19, received screenshot from Lender showing bona fide points used to buy rate down from 6.125 to 5.125%. Uploaded for review

Reviewer Comment (2018-10-24): The lock sheet and rate sheet on page 2 of the supplied document does not match the amount reflected on the final CD for the points required to reduce rate.  CD reflects 5.125% in discount points, Rate sheet shows 4.75%.  To ensure proper testing of bona fide, please provide rate sheet used for 5.125% discount points.

Buyer Comment (2018-10-22): MD 10/XX/18, EM conditioned the loan for being High Cost, however lender supplied additional screenshot of Bona Fide discount points in the amount of $3,537.0, which lowered the overall HOEPA Points and Fees to $12,336.25, which was below the HOEPA threshold of $13,352.46. Em would deem lender's disclosure of bona fide points of 1.25% as sufficient and used the adjusted origination fee of $10,966.25 to test for HOEPA
										01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation, Signed Borrower Option Letter (with choice indicated), Refund Check & Proof of Delivery	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516084	9/XX/2018 10:43:45 AM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	The loan file does reflect the mention of the loan being a HOEPA within a body of an email; however, the Pre-Loan Counseling Status was not located.		Reviewer Comment (2019-01-14): Received evidence of undiscounted rate and price. Discount deemed bona fide.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 10:43:45 AM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement Disclosure was located within the loan file; however, it was not signed by the Borrower.						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516084	9/XX/2018 8:55:11 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2018)	The Final Closing Disclosure reflects a Lender Credit and not a Cost to Cure. On page two of the final Closing CD dated 7/XX/2018 reflects a $28.00 Lender Credit only, page three does not reflect an exceeded amount..						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516084	9/XX/2018 9:26:56 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower. (75201)	The Lender does credit the Borrower Post closing; however, the Post Closing Letter does not reflect the reason for the Credit or an explanation of the error.						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516085	9/XX/2018 1:08:37 PM	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The Leander listed on as the Mortgage Clause does not include ISAOA.		Reviewer Comment (2018-10-01): Received corrected Dec Page Buyer Comment (2018-09-28): Hazard Insurance with ISAOA included uploaded. Reviewer Comment (2018-09-28): Acknowledge endorsement request. Please provide proof mortgagee clause was updated verbiage including ISAOA. Buyer Comment (2018-09-28): Disagree. See Hazard Insurance endorsement Letter in file for loss payee includes ISAOA.	10/01/2018			1	A	7/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204516085	9/XX/2018 1:26:40 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		The REO Properties listed on 1003 do not contain Property Reports reflecting the REO's listed are Free and Clear, They are missing Tax Bills and Homeowners Insurance Information.		Reviewer Comment (2018-09-28): Properties are commercial. Buyer Comment (2018-09-27): Disagree. Page 73 of the guidelines state commercial properties are excluded from the DTI ratio.	09/28/2018			1	A	7/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204516086	9/XX/2018 6:24:46 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $750.00, initially disclosed as $650.00, sufficient cure provided at closing.				09/24/2018		1	A	7/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516086	9/XX/2018 8:08:33 AM	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage of $416,400 including 20% extended coverage is less than hazard insurance cost estimate of $451,000.		Reviewer Comment (2018-09-28): There were 2 insurance estimates provided in file, client forwarded lower amount from newer cert, diligence originally used most conservative. exception is cleared. Buyer Comment (2018-09-27): Disagree. Cost to rebuild is in the file, which reflects $XXX. Coverage is sufficient.	09/28/2018			1	A	7/XX/2018	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
204516090	9/XX/2018 10:30:23 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $675.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Final Closing Disclosure dated 7/XX/2018 contains evidence of the Cost to Cure credit from the Lender to the Borrower in the amount of $100.00 for the Appraisal Fee.				09/25/2018		1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
204516090	9/XX/2018 10:35:41 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	Closing CD issued 7/XX/18 listed closing date of 7/XX/18, however consummation was 08/XX/18 This was corrected on the PC CD issued 8/XX/18.		Reviewer Comment (2018-09-25): PC CD corrected issue		09/25/2018		1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
204516094	9/XX/2018 2:38:20 PM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-09-28): This is cleared based on closing instructions. Please note, this is not typically accepted as a source doc for title insurance amount but is being utilized at clients request. It was deemed sufficient based on only prelim provided. Buyer Comment (2018-09-27): Disagree. Alternative documentation is provided in the form of closing instructions provided under legal documents reflects the lender's instructions for loan amount increase on page 1 of the pdf for title insurance to $XXX.	09/28/2018			1	A	7/XX/2018	OR	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516094	9/XX/2018 2:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	7/XX/2018	OR	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516094	9/XX/2018 2:50:15 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $6,798.11 on Final Closing Disclosure provided on 07/XX/2018 not accurate. (Final/07/XX/2018)	Calculated amount is $7416.12
Reviewer Comment (2018-11-16): AMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2018-11-16): received  11/XX/mo ETIA. Uploaded for review.

Reviewer Comment (2018-11-02): Estimated property costs over year 1 of $7,416.12 based on 12 months of monthly property costs of $618.01.  Hazard in file was $71.08 and taxes used were $363.67 from tax cert, totaling $434.75 x 12 = $5,217.  Unable to determine lender's calculations.  Please provide either verification of $618.01 calculated escrows used or a corrected CD with a letter of explanation to the borrower to cure this exception.   Note:  Please include all changes that were made to the CD in the letter to the borrower.

Buyer Comment (2018-10-31): SMS 10/XX/2018-  Uploaded PCCD, Letter of explanation and proof of method of delivery.
											11/16/2018		2	B	7/XX/2018	OR	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516094	9/XX/2018 2:52:52 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	Closing date stated on CD is 7/XX/2018 however latest notary date is 7/XX/18. this was not corrected on PC CD.		Reviewer Comment (2018-11-02): Data for closing date is still not accurate on PC CD issued 11/XX/2018. Please provide a corrected CD and a letter of explanation to the borrower to cure this exception. Note: Please include all changes that were made to the CD in the letter to the borrower.				2	B	7/XX/2018	OR	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516094	9/XX/2018 2:52:52 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/XX/2018)	Field left blank on final CD		Reviewer Comment (2018-11-02): Data field is still blank on PC CD issued 11/XX/2018. Calculates to be $5,918.50. Please provide corrected CD and letter of explanation to the borrower to cure this exception. Note: Please include all changes that were made to the CD in the letter to the borrower.				2	B	7/XX/2018	OR	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516096	9/XX/2018 12:09:14 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2018)							2	B	7/XX/2018	MN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516096	9/XX/2018 12:09:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/XX/2018)	It appears as if the Title - Service Fee of $60 was not included as a prepaid finance charge.		Reviewer Comment (2018-10-01): Received evidence that service fee was for endorsements. Buyer Comment (2018-09-28): MD 9/28, EM received lender's attestation that the Title - service fee is for title endorsement, which would be consider a real estate related fee as defined by §1026.4( c)(7), which are excluded from the finance charge. Uploaded lender's attestation for review	10/01/2018			1	A	7/XX/2018	MN	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516096	9/XX/2018 12:09:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2018)	The final CD reflects a prepaid insurance premium of $3133.93 for 12 months, However per the insurance declaration page the annual premium is $2904.48, which corresponds to the monthly insurance escrow amount of $242.04						2	B	7/XX/2018	MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516096	9/XX/2018 12:09:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/XX/2018)	The final CD page 5 issued on 7/XX/2018, does not reflect a lender contact person or their corresponding NMLS id number. This was corrected on the PC CD issued on 8/XX/2018						2	B	7/XX/2018	MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516097	9/XX/2018 1:36:48 PM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-09-28): Although not typical, we are using closing instructions to verify title insurance amount in lieu of prelim title. Buyer Comment (2018-09-27): Disagree. Alternative documentation is provided in the form of closing instructions provided under legal documents reflect the the lender's instructions for loan amount increase on page 1 of the pdf for title insurance to $XXX.	09/28/2018			1	A	7/XX/2018	HI	Primary	Refinance - Rate/Term		C	C	C	A	C	C	A	A	Non QM	Non QM	No
204516097	9/XX/2018 10:18:04 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/XX/2018)	Final disclosure reflects a total finance charge of $860,453.75, calculated finance charge is $860,506.10. Difference of $52.35 exceeds $35.00 tolerance. It appears lender did not include Title - payoff statement fee/financing statement as a finance charge.
Reviewer Comment (2018-11-30): AMC received  Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, and Corrected CD.

Buyer Comment (2018-11-29): Lender provided cure for overage. See uploaded PCCD, LOE, POD and check

Reviewer Comment (2018-10-01): 1026.4(c)(7)(i) allows for exclusion of fees for "title examination, abstract of title, title insurance, property survey, and similar purposes."  The fee in question is described as a "Title - Finance Statement Report" fee which does not clearly fall into the exclusion requirements of the regulation.  Please explain the purpose of the fee to determine that it meets exclusion provisions of 4(c)(7).

Buyer Comment (2018-09-28): MD 9/28, The $52.35 Title- Finance Statement report fee was paid to XXX and should be consider a real estate related fee as defined by §1026.4( c)(7), which are excluded from the finance charge.
													3	C	7/XX/2018	HI	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
204516097	9/XX/2018 10:18:04 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/07/XX/2018)	The property appraised much higher then the original CDA. A reconciliation of the appraisal and CDA's was performed to average the value used for LTV at $XXX Actual appraised value is $1,450,000 1st Clear Capital value is $3,000,000 (over the 10%) Clear Capital reconciled value is $XXX 1008 and CD Reflects value of $XXX						2	B	7/XX/2018	HI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
204516098	9/XX/2018 11:16:23 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)			Reviewer Comment (2018-11-02): Acknowledgment provided.	11/02/2018			1	A	6/XX/2018	NV	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516098	9/XX/2018 11:16:23 AM	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.13600% or Final Disclosure APR of 6.13600% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2018-11-02): Acknowledgment provided.	11/02/2018			1	A	6/XX/2018	NV	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516098	9/XX/2018 11:16:23 AM	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)			Reviewer Comment (2018-11-02): Acknowledgment provided. Buyer Comment (2018-10-31): MD 10/XX/18, received additional Appraisal receipt disclosure signed by borrower on 7/XX/valuations no later than three days prior to consummation.	11/02/2018			1	A	6/XX/2018	NV	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516098	9/XX/2018 11:18:54 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	Final disclosure reflects a closing date of 06/XX/2018, document was executed on 07/XX/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-09-25): Cured on PC CD with LOE.		09/25/2018		1	A	6/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516098	9/XX/2018 11:18:54 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/07/XX/2018)	The Final CD did not have a box checked for whether the loan allows for Partial Payments; however, corrected on PCCD.		Reviewer Comment (2018-09-25): PC CD and LOE provided to cure.		09/25/2018		2	B	6/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516098	9/XX/2018 11:18:54 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/07/XX/2018)	The Final CD did not reflect the number of months the property taxes were collected for in Section F for prepaids.						2	B	6/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516099	9/XX/2018 10:53:59 AM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-09-28): Prelim title was in file with sufficient coverage. Buyer Comment (2018-09-27): Disagree. Preliminary Title under Title/Insurance tab reflects loan amount for title policy of $XXX	09/28/2018			1	A	7/XX/2018	NM	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
204516101	9/XX/2018 4:41:04 PM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003								2	B	8/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204516101	9/XX/2018 5:01:00 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,854.80 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)	The appraisal indicates the HOA equals $215.00 per month; however, the final disclosure accounted the HOA at $237.90 per month.		Reviewer Comment (2018-10-24): Received evidence of HOA amount change to $237.90. Amount is accurate. Buyer Comment (2018-10-23): MD 10/XX/18, The lender used the monthly amount of $237.90 from the HOA Cert in file. Please refer to page 81 of the attached document.	10/24/2018			1	A	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516101	9/XX/2018 5:08:13 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/XX/2018)	Per the declarations page the HOI annual premium equals $1,006.81 per year plus a fee of $12.00 which brought the initial prepaid deposit amount to $1,018.81.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516101	9/XX/2018 5:08:13 PM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/XX/2018)	The loan file is missing the sellers' final disclosure and the final disclosure shows the seller paid $83,067.97 in fees at closing.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204516102	9/XX/2018 10:28:43 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The Loan Origination Compensation Disclosure was not located within the loan file.						2	B	8/XX/2018	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204516103	9/XX/2018 10:50:05 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	Closing Disclosure has 8/XX/2018.						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516104	9/XX/2018 12:32:31 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The 2017 Tax Transcripts are missing from the loan file which were required by the Loan Approval.	63% LTV < 80 guideline max 21 months reserves > 9 months guideline minimum	Reviewer Comment (2018-09-28): Waiver with compensating factors was provided from original file. Buyer Comment (2018-09-27): Disagree. Galton provided an exception. Proof of extension is in the file.			09/28/2018	2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204516104	9/XX/2018 12:38:12 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2017), Transcripts (2017)	The loan file is missing verification of income for the 2017 tax year. None of the following were present in the loan file: signed 1040, Request for Extension, Tax Transcript.		Reviewer Comment (2018-09-28): Duplicate, original waived. waiver with compensating factors was provided from original file. Buyer Comment (2018-09-27): Disagree. Galton provided an exception. Proof of extension is in the file.	09/28/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204516104	9/XX/2018 12:51:08 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.10 exceeds tolerance of $23.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cure provided on Closing Disclosure				09/25/2018		1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
204516104	9/XX/2018 12:59:21 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	The loan file is missing 2017 tax returns.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204516104	9/XX/2018 12:59:21 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	The Note and Security Instrument were signed 08/XX/2018, however the Final CD reflects the Closing Date as 07/XX/2018.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
204516106	9/XX/2018 2:12:14 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204516106	9/XX/2018 2:12:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/06/XX/2018)	Final disclosure incorrectly disclosed whether the loan had an assumption option. Post closing disclosure in the file provides correction.		Reviewer Comment (2018-09-27): PC CD and LOE were provided.		09/27/2018		2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516106	9/XX/2018 2:12:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2. (Final/06/XX/2018)	Summaries of Transaction for the final disclosure showed the borrower paid $38,564.08; however, the total costs on page 2 equal $44,504.08. The difference of $5940.00 is the lender credit.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516106	9/XX/2018 10:27:54 AM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/XX/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $134,618.34, while closing CD seller's fees total $124,021.50.		Reviewer Comment (2018-09-27): Cured with PCCD and LOE		09/27/2018		1	A	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516111	9/XX/2018 4:55:28 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Security Instrument was signed and notarized on 08/XX/2018 however the Final CD reflected the Closing Date as 08/XX/2018. File contains a post closing disclosure with the accurate closing/funding date however the LOE to borrower did not mention the change to closing date.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204516114	9/XX/2018 11:32:40 AM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.	Title Commitment coverage reflects less than the loan amount of $XXX		Reviewer Comment (2018-09-28): Alternate documentation verified sufficient coverage. Buyer Comment (2018-09-27): Disagree. Alternative documentation closing instructions under legal section reflects increase of loan amount for title to $XXX	09/28/2018			1	A	7/XX/2018	GA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204516114	9/XX/2018 11:52:56 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Deal Notes reflect a Non QM Loan Designation.		Reviewer Comment (2018-09-25): Asset Qualification program regraded to EV2-B				2	B	7/XX/2018	GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
204516114	9/XX/2018 11:52:56 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Guidelines do not require income, but 5 years asset coverage of the full debt load.		Reviewer Comment (2018-09-25): Asset Qualification program regraded to EV2-B				2	B	7/XX/2018	GA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204516114	9/XX/2018 1:19:31 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualification Loan Program						2	B	7/XX/2018	GA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204516117	9/XX/2018 8:13:00 AM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003								2	B	7/XX/2018	AZ	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204516119	9/XX/2018 3:04:55 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/XX/2018)	Closing date on CD states 4/XX/18 however actual closing date is 4/XX/2018						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204516119	9/XX/2018 3:04:55 PM	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Disclosure missing from file.						2	B	4/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No
204516119	9/XX/2018 3:22:53 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/XX/2018)	Annual premium reflected is section F for $5,137.41 includes $25 fee however annual premium of $5,112.41 on monthly basis equates to $426.03 which is amount disclosed in section G.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204516119	9/XX/2018 7:26:23 AM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Tax Return Extension (for Business)	2017 Business tax return or extension of tax return missing from loan file.		Reviewer Comment (2018-09-28): Note was dated 4/XX/18, 2017 P&L was sufficient. Buyer Comment (2018-09-28): Disagree. Loan originated prior to date taxes are required to be filed and closed 04/XX/2018. File contains 2017 P&L and balance sheet for business.	09/28/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204516119	9/XX/2018 7:27:58 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/04/XX/2018)	Closing disclosure reflects note as not assumable however note reflects assumption language.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204516120	9/XX/2018 2:40:50 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 21.59 is less than Guideline PITIA months reserves of 24.00.	Guidelines require 6 months for every financed property owned by Borrower.		Reviewer Comment (2018-09-28): Borrower has sufficient reserves. Buyer Comment (2018-09-27): Disagree. Borrower has $144,186.59 verified assets and $107,855.31 is required. See uploaded reserve calculator, 9 months fro subject and 6 months for each financed property.	09/28/2018			1	A	8/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
204516120	9/XX/2018 2:45:46 PM	Credit	Missing Document	General	Missing Document: Rent Comparison Schedule not provided				Reviewer Comment (2018-09-28): Not required, investment property qualified at full PITI. Buyer Comment (2018-09-27): Disagree. Rental Income not being used to qualify. 1007 is not required.	09/28/2018			1	A	8/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
204516121	9/XX/2018 1:00:11 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	No proof of receipt in file						2	B	8/XX/2018	DC	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204516123	9/XX/2018 4:27:10 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516123	9/XX/2018 4:29:20 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	No cure provided.		Reviewer Comment (2018-11-30): AMC received required documents, exception cleared.	11/30/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516123	9/XX/2018 4:29:20 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $22,500.00 exceeds tolerance of $22,281.00. Insufficient or no cure was provided to the borrower. (7200)	Cure documentation was not provided.		Reviewer Comment (2018-11-30): AMC received required documents, exception cleared. Buyer Comment (2018-11-29): MD 11/XX/2018, Received COC dated 7/XX/18 that shows lender's increase in points due to lock / re-lock. Upload CoC for review.	11/30/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516123	9/XX/2018 1:55:10 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.79871% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds approval and maximum, revolving debt was not included in lender's calculations and no evidence it was paid off was provided.		Reviewer Comment (2018-09-28): Credit supplement verified zero balances. Buyer Comment (2018-09-27): Disagree. See credit supplement under credit tab reflects accounts are either authorized user accounts or were paid in full prior to the loan closing. DTI within guidelines.	09/28/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516123	9/XX/2018 2:07:16 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds program maximum.		Reviewer Comment (2018-09-28): DTI was within tolerance, evidence of $0 balance was provided in file. Buyer Comment (2018-09-27): Disagree. See credit supplement under credit tab reflects accounts are either authorized user accounts or were paid in full prior to the loan closing. DTI within guidelines.	09/28/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204516123	9/XX/2018 2:07:16 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds program maximum.		Reviewer Comment (2018-09-28): DTI was within tolerance, evidence of $0 balance was provided in file. Buyer Comment (2018-09-27): Disagree. See credit supplement under credit tab reflects accounts are either authorized user accounts or were paid in full prior to the loan closing. DTI within guidelines.	09/28/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204516124	9/XX/2018 4:41:38 PM	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA disclosure in the file reflects a date of 07/XX/2018. No other FACTA was found at time of application.						2	B	7/XX/2018	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204516124	9/XX/2018 11:36:27 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $155.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure provided on Final Closing Disclosure				09/26/2018		1	A	7/XX/2018	TX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204516125	9/XX/2018 2:02:36 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Closing Date on the Final Closing Disclosure is dated 8/XX/2018 and the signing date was 8/XX/2018. This was corrected on the Post Closing CD dated 8/XX/2018, however LOE did not mention date change.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204516125	9/XX/2018 2:02:36 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)	The Lender Credited the Borrower the amount of $150.00 at closing for the Cost to Cure regarding The Appraisal Review Fee.				09/25/2018		1	A	8/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906410	10/XX/2018 1:54:24 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Creditor did not obtain a signature on the ABA Disclosure.						2	B	4/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
204906410	10/XX/2018 2:06:08 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2018)	Post close CD issued 5/XX/2018 reflects a total cure of $67, which was increased from $45 on final CD; difference of $22. Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided. Proof of delivery was verified online with tracking information provided in file. Missing final settlement statement (or similar document) to verify the recording fee was reduced from $331 to $181,						2	B	4/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906410	10/XX/2018 2:06:08 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $806.00 exceeds tolerance of $677.00 plus 10% or $744.70. Insufficient or no cure was provided to the borrower. (0)	Post close CD issued 5/XX/2018 reflects a total cure of $67, which was increased from $45 on final CD; difference of $22. Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided. Proof of delivery was verified online with tracking information provided in file. Missing final settlement statement (or similar document) to verify the recording fee was reduced from $331 to $181,		Reviewer Comment (2018-12-17): An Final ALTA Settlement statement is needed to verify fees that changed post closing. The closing instructions in file do not support the lower amounts. If no supporting documentation can be provided a refund is due to cure. Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged.				3	C	4/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906410	10/XX/2018 2:06:08 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $495.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Cure of $45 was provided on the final CD to cure Appraisal Fee. Missing final settlement statement (or similar document) to verify the recording fee was reduced from $331 to $181,
Reviewer Comment (2018-12-17): An Final ALTA Settlement statement is needed to verify fees that changed post closing.  The closing instructions in file do not support the lower amounts.  If no supporting documentation can be provided a refund is due to cure.

Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed
													3	C	4/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906412	10/XX/2018 5:18:16 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Loan Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether there was a change in Loan Amount. (Final/07/XX/2018)	Per page three of the final consumer CD the loan amount did change from the initial loan estimate, however the change field states No.						2	B	7/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906413	10/XX/2018 2:04:54 PM	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $830,976.37 disclosed on the Final Closing Disclosure dated 07/XX/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $831,026.37 provided on 08/XX/2018, a difference of $50.00000. (Post-Close/08/XX/2018)	Section B fees increased on PCCD causing the TOP disclosed on the final CD dated 7/XX/2018 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery.		Reviewer Comment (2019-01-14): PC-CD dated 12/XX/2018 provided. New exception opened. Buyer Comment (2019-01-10): MD 1/XX/19, lender provided $50 cure for underdisclosure of Top/Finance charge. Uploaded PCCD, LOE, copy of refund check, new NoRTC form and explanation of delivery (in person) for review.	01/14/2019			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906413	10/XX/2018 2:06:03 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2018)	Closing Disclosure on 7/XX/2018 did not disclosure any amount by which the Total Closing Costs exceeded the legal limit.		Reviewer Comment (2018-11-07): Change of Circumstance re-lock / rate lock extension	11/07/2018			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906413	10/XX/2018 2:06:03 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,615.87 exceeds tolerance of $1,637.00. Insufficient or no cure was provided to the borrower. (7200)	No Cure or Change of Circumstance provided for this fee increase on the initial CD dated 7/XX/2018 and subsequent change on 7/XX.		Reviewer Comment (2018-11-07): Change of Circumstance re-lock /XX/06/XX/22 CoC discloses the increase in discount points to $3,863.25 and the 7/24 CoC discloses the decrease down to $3615.87, which is what was charged at closing.	11/07/2018			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906413	1/XX/2019 9:26:28 AM	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $830,976.37 disclosed on the Final Closing Disclosure dated 07/XX/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $831,026.37 provided on 12/XX/2018, a difference of $50.00000. (Post-Close/12/XX/2018)	AMC received PC-CD dated 12/XX/2018, Letter of Explanation, Cure Check for $50, Recession re-opened and expired 01/XX/2019 (signed by borrower on 01/XX/2019). Attestation provided states borrower received cure check in person when documents were reviewed with borrower. Please provide a copy of the cancelled check for $50. Exception can be cured once cancelled check is provided to confirm receipt.		Reviewer Comment (2019-01-17): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Rescission re-opened and expired Buyer Comment (2019-01-16): MD 1/XX/19, unable to determine why AMC launched a new exception for this loan? The previous exception (8658315) was lowered to an EV1 based off the documentation provided on 1/XX/19. A copy of the refund check was provided. Is AMC claiming the refund is insufficent unless the check is signed and shows cancelled?		01/17/2019		2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906415	10/XX/2018 5:41:00 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts (2017) Transcripts (2017)			Reviewer Comment (2018-11-15): Accepted. 2017 Tax returns stamped received by IRS. Buyer Comment (2018-11-13): Disagree. Galton guidelines allow for IRS stamped received returns in lieu of transcripts on page 61 of the guidelines when transcripts are unavailable.	11/15/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204906415	10/XX/2018 9:12:00 AM	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Dates provided verified.						2	B	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204906415	10/XX/2018 9:14:52 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	The 2017 taxes were supplied and entered within Clarity.		Reviewer Comment (2018-11-15): Accepted. 2017 Tax returns stamped received by IRS. Buyer Comment (2018-11-13): Disagree. Galton guidelines allow for IRS stamped received returns in lieu of transcripts on page 61 of the guidelines when transcripts are unavailable.	11/15/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204906415	10/XX/2018 9:14:52 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $94.20 is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)	The Lender identified the Cost to Cure Credit; however, the omitted negative credit was missing from Page 2 of the CD.		Reviewer Comment (2018-10-25): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/25/2018		2	B	6/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906415	10/XX/2018 9:32:09 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Credit	TILA-RESPA Integrated Disclosure – Costs at Closing: Final Closing Disclosure provided on 06/XX/2018 disclosed a Lender Credit less than the legal limit exceeded on the Calculating Cash to Close table. (Final/06/XX/2018)	Lender removed credit, but corrected it with a post close CD.		Reviewer Comment (2018-10-25): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/25/2018		2	B	6/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906415	10/XX/2018 9:32:09 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018)	Fees changed without a valid change of circumstance.		Reviewer Comment (2018-10-25): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/25/2018		2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906415	10/XX/2018 9:32:09 AM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/XX/2018)	Most fees were reflected correctly on the consumer CD. The absence of the NHD on the final CD triggered this exception.		Reviewer Comment (2018-10-25): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/25/2018		1	A	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906415	10/XX/2018 3:29:29 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower. (7506)	There was a Cure given to the Borrower on the Final CD as a Credit.		Reviewer Comment (2018-10-25): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/25/2018		2	B	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906419	10/XX/2018 11:03:42 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Transfer tax increased from $0 to $1100 however final CD reflects sufficient cure of $1,100 provided to borrower.				10/24/2018		1	A	7/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
204906420	10/XX/2018 10:39:55 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 07/XX/2018 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/07/XX/2018)	Discount Points on Closing Disclosure dated 7/XX/2018 state .25% but $2,342.50 would be .783%.						2	B	7/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906425	10/XX/2018 2:03:06 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Verified the originator loan designation from lender.
Reviewer Comment (2019-01-04): File redesignated as HIgh Priced QM.

Reviewer Comment (2018-11-20): Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the interest rate is set by 1.50 or more percentage points for a first-lien covered transaction. The Average Prime Offer Rate at the time rate lock was 4.560% + 1.50%, maximum threshold is 6.060%. The loan has an APR of 6.558%. The APR threshold to qualify for a safe harbor is 6.060%.

Buyer Comment (2018-11-13): Disagree.  Edgemac's final CE shows Rebuttable Presumption.   Loan is QM Rebuttable Presumption
										01/04/2019			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Higher Priced QM	Yes
204906425	1/XX/2019 1:45:33 PM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	File redesignated as HIgh Priced QM.		Reviewer Comment (2019-01-04): File redesignated as HIgh Priced QM.	01/04/2019			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Higher Priced QM	No
204906426	10/XX/2018 9:46:59 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	6/XX/2018	WA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906426	10/XX/2018 10:12:38 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Final CD states Closing Date of 6/XX/18 however actual date of consummation is 6/XX/18.						2	B	6/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906426	10/XX/2018 10:12:38 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/XX/2018)	Not provided on Closing Disclosure						2	B	6/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906427	10/XX/2018 10:38:29 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $24,227.40 on Final Closing Disclosure provided on 07/XX/2018 not accurate. (Final/07/XX/2018)	Unable to determine how lender calculated $1543.95/month taxes
Reviewer Comment (2018-12-21): AMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2018-12-20): MD 12/XX/18 Existing tax sheet in file shows the subtotal tax rate of 1.04938 as well as the subtotal special assessments of $3200.82. Uploaded again for revlew

Reviewer Comment (2018-12-20): AMC is unable to substantiate the assessed tax rate based on current documents.  Please provide documentation for tax calculation used (1.04938) or PCCD and LOE using in file documents to determine yearly costs.

Buyer Comment (2018-12-19): Sales Price: XXX x 1.04938 = $XXX+ $3200.82 (special assessments)
= $XXX (total taxes)
+ 5700 (HOA fees @ $475/XX/month ETIA

Reviewer Comment (2018-12-17): AMC received Post Close CD and Email to the borrower .  Post Close CD dated 12/XX/2018 has $1,851.45 for estimated taxes, insurance and assessments.  AMC calculation is $1,796.88 ($1,321.88 for taxes using 1.25% of purchase price and $475 for HOA).  Please provide documentation for calculation of taxes as this seems to be the discrepancy.

Buyer Comment (2018-12-13): MD 12/XX/ non-escrowed property costs in Year 1. Uploaded for review
											12/21/2018		2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906429	10/XX/2018 6:41:38 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Lender's Loan Designation is Non QM loan.		Reviewer Comment (2018-10-31): Regraded from EV3 to EV2 based on Asset Qualification guidelines				2	B	8/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204906429	10/XX/2018 6:41:38 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	This is an Asset Qualifier Loan						2	B	8/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204906429	10/XX/2018 6:41:38 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	This is an Asset Qualifier Loan						2	B	8/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204906429	10/XX/2018 6:41:38 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Post Closing CD dated 8/XX/2018 reflects the correct closing date.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204906429	10/XX/2018 10:06:00 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/08/XX/2018)	The Final Closing Disclosure reflects the subject loan as not assumable.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204906431	10/XX/2018 8:14:33 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	8/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204906432	10/XX/2018 3:26:06 PM	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The Initial Loan Estimate Dated 7/XX/2018 does reflect Cash To/From Borrower on page 1.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906432	10/XX/2018 3:26:06 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	The Final Closing Disclosure does not reflect an amount for the Exceeded amount.		Reviewer Comment (2018-11-02): Change of circumstance provided. loan was re-locked lock confirmation provided dated 08/XX/2018	11/02/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906432	10/XX/2018 3:26:06 PM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-485.55 is less than amount of binding Lender Credit previously disclosed in the amount of $-13,594.00. (9300)
The 8/XX/18 LE lowered the lender credit from $10,839 to $486 due to a loan amount change. When we have reduction in the lender credit, AMC will consider a loan amount change as a VCC only when the increase/decrease to the credit is based on a rate (a percentage). Therefore, any decrease in lender credit should have a direct correlation to the change in loan amount (i.e., loan amount decreases by 2%, lender credit can decrease by 2%). In the case here, we have a loan amount increasing from $XXX to $XXX, resulting in an increase of just over 3%, yet we have lender credit decrease from $10,839 to $486, nearly a 95% decrease. If lender can provide documentation supporting the correlation for the decrease of the lender credit based on the increase in loan amount, we can re-consider the VCC and clear the exception.
									Reviewer Comment (2018-11-02): Change of circumstance provided. loan was re-locked lock confirmation provided dated 08/XX/2018 Buyer Comment (2018-11-01): SMS 11/XX/2018- Disagree. Revised LE dated 08/XX/2018 was issued at the time of lock. Rate Lock Confirmation reflects terms of loan including pricing. Uploaded rate lock confirmation for review.	11/02/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906433	10/XX/2018 3:53:30 PM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/10/XX//XX/ Account Number: XXX, Financial Institution: XXX /XX/10/XX//XX/ Account Number: XXX Asset Account Date: 05/XX/2018 Asset Account Date: 05/XX/2018	Asset statement more than 90 days from Note date.		Reviewer Comment (2018-11-20): Accepted Lender comments. Excluding account does not affect required reserves. Buyer Comment (2018-11-13): Disagree. File has sufficient funds for reserves without the use of XXX account. Edgemac did no t include the funds from the BofA account dated 05/XX/2018.	11/20/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
204906434	10/XX/2018 7:29:02 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Actual Rate Lock sheet is missing in file but Rate Lock info found on Loan Approval						2	B	8/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906434	10/XX/2018 7:29:02 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The Loan Origination Agreement was not located within the loan file.						2	B	8/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906434	10/XX/2018 10:44:51 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The actual closing date for the subject loan was 8/XX/2018.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906436	10/XX/2018 10:12:35 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The closing date is 08/XX/2018 on the closing disclosure, however, the borrower signed on 08/XX/2018. A post closing disclosure was provided documenting the correction.		Reviewer Comment (2018-11-05): PC CD and LOE provided to cure.		11/05/2018		1	A	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906437	10/XX/2018 2:54:11 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	8/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204906438	10/XX/2018 11:16:02 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/087/XX/2018)	Signed Closing Disclosure has a closing date of 8/XX/18. Right to Cancel has expiration date of 8/XX/2018. There is a Post Close Closing Disclosure that cures this with an issue date of 8/XX/2018.						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906439	10/XX/2018 11:40:25 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	8/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906439	10/XX/2018 11:51:14 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	Final CD does not reflect an amount by which legal limit may be exceeded by and failed to account for decrease in lender credit.		Reviewer Comment (2018-11-08): Change of circumstance provided re-lock loan amount increase. Confirmed from LE dated 07/XX/2018 that the loan amount increase to $1,034,100 and the lender credit was removed. Exception cleared.	11/08/2018			1	A	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906439	10/XX/2018 11:51:14 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,895.00. (9300)	Lender Credit decreased from $1,895 to $0 without valid COC or documentation of cure provided to borrower.
Reviewer Comment (2018-11-08): Change of circumstance provided re-lock loan amount increase.  Confirmed from LE dated 07/XX/2018 that the loan amount increase to $XXX and the lender credit was removed. Exception cleared.

Buyer Comment (2018-11-06): SMS 11/XX/2018- Disagree.  Initial LE dated 07/XX/2018 reflects a loan amount of $XXX. Revised LE dated 07/XX/2018 reflects a new loan amount of $XXX, increase in discount points and reduction of lender credit as reflected CoC Form dated 07/XX/2018.  Uploaded 07/XX/2018 Revised LE and CoC form dated 07/XX/2018.

Reviewer Comment (2018-11-02): COC dated 7-25-18 for lock modification, and reduction of lender credit indicates a loan amount change which did not happen until COC dated 7-26-18.  7-25-18 COC indicates the loan discount increased to $6411.42 and lender credit to $0.00, however on the LE dated 7/XX/18, the lender credit remains at $-1,895.00 with the new discount of $6,411.62.  COC is not valid for the reduction of the LC.  Exception remains.

Buyer Comment (2018-11-01): SMS 11/XX/2018- Disagree.  File contains valid CoC form dated 07/XX/2018 reflecting decrease of lender credit was due to modification of lock terms, change in loan amount.
										11/08/2018			1	A	8/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906440	10/XX/2018 4:19:05 PM	Credit	Missing Document	General	Missing Document: Rent Comparison Schedule not provided				Reviewer Comment (2018-11-16): Loan was qualified with full PITI. 1007 not required. Buyer Comment (2018-11-13): Disagree. Rental income is not being used to qualify. 1007 not required.	11/16/2018			1	A	8/XX/2018	TX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
204906441	10/XX/2018 4:52:35 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The LO Origination Compensation Disclosure was not located within the loan file.						2	B	8/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906441	10/XX/2018 4:52:35 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Final CD dated 8/XX/2018 reflects the incorrect closing date of 8/XX/2018. However, the Post Closing CD dated 9/XX/2018 does reflect the correct date.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906444	10/XX/2018 2:31:18 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)	The loan file provides a document labeled proof of appraisal delivery. This is an email communication between the borrower and originator which states the appraised value; however, there is not proof the appraisal was attached.						2	B	8/XX/2018	AZ	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
204906445	10/XX/2018 9:21:31 AM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided				Reviewer Comment (2018-11-19): Acceptable, 1008 and Credit Exception provided in file. Buyer Comment (2018-11-13): Disagree. 1008 in file is sufficient for seller approval	11/19/2018			1	A	7/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
204906445	11/XX/2018 5:18:54 PM	Credit	Credit	Miscellaneous	Credit Exception:		Unwarrantable Condo. More than 15.00% of the owners are 60 days or more delinquent (3 of 18 units); developer retained 4 of the 18 units.	33.00% LTV 75 months reserves > 12 months guideline minimum - borrowers have verified reserves of $288,565.00	Reviewer Comment (2018-11-16): Lender's Exception to guidelines were based on compensating factors.			11/16/2018	2	B	7/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
204906446	10/XX/2018 8:33:09 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)	Signed Closing Disclosure issued 6/XX/2018 had a closing date of 6/XX/2018, Post Close Closing Disclosure corrected closing date to 6/XX/2018, however, there was no Letter of Explanation to borrower regarding change of closing date.						2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906446	10/XX/2018 8:33:09 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018)	Closing Disclosure did not list any amount that total closing costs exceeded the legal limit.						2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906446	10/XX/2018 8:33:09 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $325.00 plus 10% or $357.50. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $375.00 for recording fees exceeds tolerance of $325.00 plus 10% or $357.50. A cure of $16.05 was provided at closing, however it was insufficient to offset the total overage of $17.50
Reviewer Comment (2018-12-17): AMC acknowledges Letter of Explanation sent to the borrower on 07/XX/2018 and Post Close CD dated 07/XX/2018 reduces the recording fees to $147.  Please provide Final Alta Settlement Statement to confirm the actual recording fees charged to the borrower.

Buyer Comment (2018-12-14): MD 12/13, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed
													3	C	6/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906447	10/XX/2018 1:06:46 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 07/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/07/XX/2018)	No seller paid fees were indicated on the final consumer CD or the seller CD.		Reviewer Comment (2018-11-06): Cleared - no seller paid fees on signed Seller's CD. Buyer Comment (2018-11-05): SMS 11/XX/2018- Disagree. Seller Closing Disclosure executed by sellers reflects zero seller paid fees. Uploaded seller CD for AMC review.	11/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906447	10/XX/2018 1:16:10 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)	Final disclosure reflects a closing date of 07/XX/2018, document was executed on 07/XX/funding date						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906449	11/XX/2018 12:01:03 PM	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original /XX/ Borrower: XXX, Credit Report: Original /XX/ Borrower: XXX	Guidelines require a credit report containing merged credit information provided by all three national repositories, dated no more than 90 days from the Note Date. The origination credit is dated 03/XX/2018, which is more than 90 days prior to the Note Date of 06/XX/2018. Loan file contains a post closing credit report dated 08/XX/2018, after the subject closing.	814 representative FICO score > 720 guideline minimum - 92 points above guideline minimum 66 months reserves > 18 months guideline minimum. 24.63219% DTI < 43.00% guideline maximum.
Reviewer Comment (2019-01-10): Client elects to waive the exception with verified compensating factors

Buyer Comment (2019-01-09): Please waive exception with compensating factors.

Reviewer Comment (2019-01-09): Unable to Clear Exception. Originator's Credit Report expired prior to the Note date. Please advise if exception should be Waived with compensating factors.

Buyer Comment (2019-01-07): There are two credit reports in the file, one dated 3/XX/2018 and 8/XX/2018.  The initial credit report expired 1 day of closing date.  The file was submitted to Galton after the seller closed as a Closed Loan Review and the seller was required to re-pull as the one in the file has expired by the time of submission to Galton.   Galton allowed use of the updated credit report as the review of both credit reports resulted in a minimal and non-material changes in liabilities and balances/XX/23/XX/16/XX/15/XX/23/XX/22/XX/03/2018
												01/10/2019	2	B	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 3:22:14 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)	The Initial CD was issued on 06/XX/2018 which is not 3 business days before the consummation on 06/XX/2018.		Reviewer Comment (2018-11-16): AMC received tracking indicated the 06/XX/2018 CD was received electronically on 06/XX/2018. Exception Cleared. Buyer Comment (2018-11-16): MD 11/XX/18, there is an email chain in file disclosing that the borrower(s) received the initial disclosure electronically on 6/XX/18. Uploaded for review	11/16/2018			1	A	6/XX/2018	FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 3:22:14 PM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/XX/2018)	The loan file is missing a copy of the Seller CD. Fees were taken from the ALTA Settlement Statement in order to run compliance.						2	B	6/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/XX//1877118)	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): VVOE provided 7/XX/2018 reflecting Start/XX/15/2018 and there is a VOE from Equifax showing still active. Start date for new job was after closing date.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Wages /XX/Wages)	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): Verification of employment in file reflects borrower is working at current job until 7/XX/2018 which is after the Note date and per the signed offer letter borrower's employment with her new position starts 8/XX/2018. Clearing issue. Buyer Comment (2018-11-13): Disagree. Co-borrower was still employed with University of St. Louis when loan closed on 06/XX/2018 and there is a VOE from Equifax showing still active. Start date for new job was after closing date.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/XX/Wages)	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): Verification of employment in file reflects borrower is working at current job until 7/XX/2018 which is after the Note date and per the signed offer letter borrower's employment with her new position starts 8/XX/2018. Clearing issue. Buyer Comment (2018-11-13): Disagree. Co-borrower was still employed with XXX when loan closed on 06/XX/2018 and there is a VOE from Equifax showing still active. Start date for new job was after closing date.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/XX/Wages)	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): Verification of employment in file reflects borrower is working at current job until 7/XX/2018 which is after the Note date and per the signed offer letter borrower's employment with her new position starts 8/XX/2018. Clearing issue. Buyer Comment (2018-11-13): Disagree. Co-borrower was still employed with XXX when loan closed on 06/XX/2018 and there is a VOE from Equifax showing still active. Start date for new job was after closing date.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): Verification of employment in file reflects borrower is working at current job until 7/XX/2018 which is after the Note date and per the signed offer letter borrower's employment with her new position starts 8/XX/2018. Clearing issue.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906449	11/XX/2018 2:04:36 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Missing VOE performed within 10 days of closing verifying start date listed in offer letter for UF		Reviewer Comment (2018-11-20): Verification of employment in file reflects borrower is working at current job until 7/XX/2018 which is after the Note date and per the signed offer letter borrower's employment with her new position starts 8/XX/2018. Clearing issue.	11/20/2018			1	A	6/XX/2018	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906450	10/XX/2018 2:29:50 PM	Compliance	Compliance	Miscellaneous Compliance	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and Returns not provided. (Non-Subject Investment/Schedule E)			Reviewer Comment (2018-11-12): Rental income removed from testing. Buyer Comment (2018-11-01): Disagree. Rental Income not being used to qualify.	11/12/2018			1	A	6/XX/2018	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
204906450	10/XX/2018 2:32:09 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan file missing lease for the investment property.		Reviewer Comment (2018-11-12): Rental income removed from testing. Buyer Comment (2018-11-01): Disagree. Rental Income not being used to qualify.	11/12/2018			1	A	6/XX/2018	CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906451	10/XX/2018 10:06:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/XX/2018)	The final disclosure shows the per month amount of hazard insurance to be $66.92 per month which matches the premium amount of $803; however, under pre-paids $1,017.13 was collected for the hazard stating it was for 12 months.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906452	10/XX/2018 4:50:48 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)							2	B	8/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204906452	10/XX/2018 5:18:17 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2018)	The appraisal was provided to the client 08/XX/2018 evidenced by an email and the disclosure tracking; however, the appraisal report was dated after on 08/XX/2018. Could not find an acknowledgement signed at closing or a 3 day waiver.						2	B	8/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204906454	10/XX/2018 5:01:12 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		The Final 1003 was not located within the loan file.		Reviewer Comment (2018-11-12): Received.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:02:25 PM	Compliance	Loan Package Documentation	Closing / Title	Missing Document: Note - Subject Lien not provided		The executed Note was not located within the loan file.		Reviewer Comment (2018-11-12): Received.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:03:38 PM	Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided		The executed Security Instrument was not located within the loan file.		Reviewer Comment (2018-11-12): Received.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:23:43 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement is not signed by the Borrower.						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:23:43 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $3,408.00 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)	The loan file does not contain a copy of the Final Closing Disclosure.		Reviewer Comment (2018-11-06): Final CD provided. Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree, final CD dated 08/XX/2018 executed at consummation on 08/XX/2018 in file. Uploaded for AMC review.	11/06/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
204906454	10/XX/2018 5:23:43 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing
Reviewer Comment (2018-11-07): Initial CD dated 08/XX/2018 provided

Buyer Comment (2018-11-06): SMS 11/XX/2018- Initial Closing Disclosure dated 08/XX/2018 is located in the file. ICD uploaded for review.

Reviewer Comment (2018-11-06): AMC received disclosure tracking details. Document provided shows the Initial CD being Issued on 08/XX/2018 and has the received date of 08/XX/2018 which is the same day of closing.  Please note based on the disclosure tracking details there appears to be an additional CD issued on 08/XX/2018 with a received date of 08/XX/2018.  Please provided the 08/XX/2018 CD as this is not in the loan file.

Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree, file contains disclosure tracking as proof of receipt of initial closing disclosure.  Uploaded for AMC review,
										11/07/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:23:43 PM	Compliance	Compliance	Federal Compliance	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	The Note and the Security Instrument are missing from the loan file.		Reviewer Comment (2018-11-12): Received RTC.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	10/XX/2018 5:23:43 PM	Compliance	Compliance	Federal Compliance	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Right to Cancel was missing from the loan file.		Reviewer Comment (2018-11-12): Received copy of RTC. Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree, notice of right to cancel in file. Uploaded for AMC review.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
204906454	10/XX/2018 8:28:41 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)			Reviewer Comment (2018-11-12): Received evidence of sent appraisal.	11/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Rate/Term		D	B	D	A	D	B	A	A	Non QM	Non QM	No
204906454	11/XX/2018 9:49:18 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	Added 11/XX/2018: Final CD provided dated 08/XX/2018 shows $17. Total amount is $34 ($17 for increase in appraisal and $17 for lender credit tolerance violation).						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
204906454	11/XX/2018 9:49:18 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-28.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-45.00. (9300)	Added 11/XX/2018: Final CD provided dated 08/XX/2018 shows the lender did provide a $17 credit for increase in the appraisal fee. However, there is an $17 for lender credit tolerance violation from reducing the lender credit from $45 to $28.		Reviewer Comment (2018-11-19): AMC received PCCD dated 8/XX/18 and Proof of Delivery. No cure check or letter of explanation are required as the refund was done on the Final ALTA statement. Buyer Comment (2018-11-16): MD 11/XX/18, the lender redisclosed and increased the total lender cure on 8/XX/18 via PCCD to $150.48, which included the $17 cure for the appraisal. This is also evidenced on the Settlement statement. Uploaded for review.		11/19/2018		2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
204906454	11/XX/2018 9:49:18 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Added 11/XX/2018: Final CD provided dated 08/XX/2018 shows the lender did provide a $17 credit for increase in the appraisal fee. However, there is an open exception for the lender credit being reduced from $45 to $28.		Reviewer Comment (2018-11-19): AMC received PCCD dated 8/XX/18 and Proof of Delivery. No cure check or letter of explanation are required as the refund was done on the Final ALTA statement. Buyer Comment (2018-11-16): MD 11/XX/18, the lender redisclosed and increased the total lender cure on 8/XX/18 via PCCD to $150.48, which included the $17 cure for the appraisal. This is also evidenced on the Settlement statement. Uploaded for review.		11/19/2018		2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $8,668.92 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)			Reviewer Comment (2018-10-29): Cured on closing CD.		10/29/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/585243)	The final disclosure incorrectly disclosed the hazard payment as $82.75 when it should have been $83.42. Correction was made on the post closing disclosure but LOE to borrower provided did not describe changes on PC CD.		Reviewer Comment (2018-12-17): Letter of Explanation and PC-CD provided. Cure was made prior to AMC review. Proof of delivery not required. Buyer Comment (2018-12-14): MD 12/13, Arguably the LOE provided did not provided proper notice of the error to the borrower under TILA 130(b), however the lender did correct the error in accordance with TRID. Send to Tallman for sign off as this should be an acceptable cure. EM would not have required re-disclosure as lender acted in good faith to cure		12/17/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/585244)	The final disclosure incorrectly disclosed the hazard payment as $82.75 when it should have been $83.42. Correction was made on the post closing disclosure but LOE to borrower provided did not describe changes on PC CD.		Reviewer Comment (2018-12-17): Letter of Explanation and PC-CD provided. Cure was made prior to AMC review. Proof of delivery not required. Buyer Comment (2018-12-14): MD 12/13, Arguably the LOE provided did not provided proper notice of the error to the borrower under TILA 130(b), however the lender did correct the error in accordance with TRID. Send to Tallman for sign off as this should be an acceptable cure. EM would not have required re-disclosure as lender acted in good faith to cure		12/17/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/585243)	The final disclosure incorrectly disclosed the hazard payment as $82.75 when it should have been $83.42. Correction was made on the post closing disclosure but LOE to borrower provided did not describe changes on PC CD.		Reviewer Comment (2018-12-17): Letter of Explanation and PC-CD provided. Cure was made prior to AMC review. Proof of delivery not required. Buyer Comment (2018-12-14): MD 12/13, Arguably the LOE provided did not provided proper notice of the error to the borrower under TILA 130(b), however the lender did correct the error in accordance with TRID. Send to Tallman for sign off as this should be an acceptable cure. EM would not have required re-disclosure as lender acted in good faith to cure		12/17/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/XX/2018)	The final disclosure incorrectly disclosed the hazard payment as $82.75 when it should have been $83.42. Correction was made on the post closing disclosure but LOE to borrower provided did not describe changes on PC CD.		Reviewer Comment (2018-12-17): Letter of Explanation & Corrected Closing Disclosure provided.		12/17/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/08/XX/2018)	Final disclosure does not provide a contact name for an associate for the lender. Please provide a corrected disclosure detailing the changes to the borrower.		Reviewer Comment (2018-12-17): Letter of Explanation & Corrected Closing Disclosure provided		12/17/2018		2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906455	10/XX/2018 7:50:21 AM	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 08/XX/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/08/XX/2018)	Section B of the final disclosure shows the appraisal fee and credit report fee paid to the broker. The appraisal fee is ok due to an invoice in the file showing the amount was paid to a third party; however, both credit reports in the file do not list the amount charged at closing on them. Please provide a post closing disclosure showing the fees paid to the third party.						2	B	8/XX/2018	NJ	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906456	10/XX/2018 11:11:45 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Final CD listed the closing date as 08/XX/2018, however the borrower did not sign until 08/XX/2018.						2	B	8/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906456	10/XX/2018 11:11:45 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.50 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	There was a cure issued for $31.50 to satisfy the increase in the credit report fee from $70.00 to $101.50.				10/26/2018		1	A	8/XX/2018	NV	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906457	10/XX/2018 9:43:50 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	Missing business tax return for 2017 however tax extension located within file for 2017 business taxes.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906457	10/XX/2018 9:43:50 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/09/2018)							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906457	10/XX/2018 9:43:50 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/08/XX/2018)							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906457	10/XX/2018 9:43:56 AM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906457	10/XX/2018 9:46:28 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	Final Closing disclosure dated 8/XX/18 however actual date of signing was 8/XX/18.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906457	10/XX/2018 9:46:28 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/08/XX/2018)	Final Closing disclosure reflects property value of $XXX due to using CDA value as more than 10% variance from appraised value.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906457	10/XX/2018 9:46:28 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,881.00 exceeds tolerance of $2,478.00 plus 10% or $2,725.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten percent fee threshold exceeded by $155.20 however final CD reflects sufficient cure of $226.70 provided to borrower at closing.				10/29/2018		1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906457	10/XX/2018 9:50:14 AM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-11-20): Payoff Letter was located. Buyer Comment (2018-11-13): Disagree. Payoff for 1st and 2nd lien are in the file under Post Closing Section.	11/20/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906458	10/XX/2018 10:38:03 AM	Compliance	Compliance	Federal Compliance	TRID Post Close CD Principal Reduction not used for Tolerance Violation w/o statement Alt. CD	Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges. (Post-Close/08/XX/2018)	The post closing disclosure nor the letter to the borrower did not contain a statement to the client that the principle reduction cure was being provided to offset excess fees.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906458	10/XX/2018 10:38:03 AM	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan. (Post-Close/08/XX/2018)							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906458	10/XX/2018 10:39:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/XX/2018)	Closing Disclosure dated 8/XX/2018 shows Closing Costs Financed of $680.72; however, the borrower did not finance any fees into the loan. A post closing disclosure was provided with the correction.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906459	10/XX/2018 10:25:06 AM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX /XX/30/XX//XX/ Account Number: XXX, Financial Institution: XXX /XX/30/XX//XX/ Account Number: XXX, Financial Institution: XXX /XX/31/XX//XX/ Account Number: XXX			Reviewer Comment (2018-12-12): Upon further research, exception has been cleared. Buyer Comment (2018-12-10): Disagree. XXX account not being used for reserve calculation. XXX are accounts being used. Borrower has sufficient reserves.	12/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
204906460	11/XX/2018 9:05:05 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.73510% exceeds Guideline total debt ratio of 43.00000%.	Co borrower dividend income is slightly lower than the underwriter's due to the underwriter including dividend income for partial year 2018 in the monthly average. The result is a decrease in monthly dividend income of $595 which equals a 1.75% increase in the total debt ratio. Including the additional $595 in monthly dividend income results in a total debt ratio of 42.99% which equals the approval total debt ratio, and just under the guideline of 43%.		Reviewer Comment (2018-12-12): Upon further research of the funding seller guidelines and asset documentation provided, exception has been cleared. Buyer Comment (2018-12-11): Disagree. Dividend income trend is increasing from previous years and a 30 month average was used in the calculation. DTI is within guidelines.	12/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906460	11/XX/2018 10:43:25 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to DTI violation.		Reviewer Comment (2018-12-12): Upon further research of the funding seller guidelines and asset documentation provided, exception has been cleared.	12/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204906460	11/XX/2018 10:43:25 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to DTI violation.		Reviewer Comment (2018-12-12): Upon further research of the funding seller guidelines and asset documentation provided, exception has been cleared. Buyer Comment (2018-12-11): Disagree. Dividend income trend is increasing from previous years and a 30 month average was used in the calculation. DTI is within guidelines.	12/12/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906460	12/XX/2018 5:48:24 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Appraisal was completed 08/XX/2018 which is prior to the Wildfires Disaster beginning on 11/XX/2018 and ending on 11/XX/2018. File is missing a post-disaster inspection to verify the subject property was not affected by this disaster.		Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906461	11/XX/2018 4:01:08 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing.		Reviewer Comment (2018-11-16): AMC received Disclosure Tracking indicating borrower received the initial CD electronically 09/XX/2018. Exception Cleared. Buyer Comment (2018-11-16): MD 11/XX/18, lender supplied screenshot of edisclosure history showing 9/XX/4. Uploaded for review	11/16/2018			1	A	9/XX/2018	CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
204906464	10/XX/2018 5:10:21 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	The loan file is missing the 2017 1065s for the borrower.						2	B	6/XX/2018	UT	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906464	10/XX/2018 5:10:21 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	The loan file is missing the 2017 1065s for the co borrower.						2	B	6/XX/2018	UT	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906464	10/XX/2018 5:10:21 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 06/XX/2018 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/06/XX/2018)	The Final CD reflected the abbreviation CDA, which was not explained. The loan file contained a post closing letter sent to the borrowers which explained the abbreviation.						2	B	6/XX/2018	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
204906464	10/XX/2018 5:11:57 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Business Return Transcripts (2015), Business Return Transcripts (2016) Business Return Transcripts (2015), Business Return Transcripts (2016)	The loan file is missing Business Transcripts for 2015 and 2016	Borrowers have been self-employed for 12.48 years. 14.35 months reserves > 6 months guideline minimum - borrowers have verified reserves of $66,566.89.	Reviewer Comment (2018-12-14): Lender approved exception to waive the requirement for business tax transcripts and 4506-T. Buyer Comment (2018-12-14): Exception was uploaded on 12/XX/2018 Reviewer Comment (2018-12-10): Unable to locate Lender Exception allowing the waiver of business tax return transcripts; please upload. Buyer Comment (2018-12-10): Disagree. Galton exception in file waiving business transcripts for 2015 and 2016.			12/14/2018	2	B	6/XX/2018	UT	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906466	10/XX/2018 4:36:48 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906468	10/XX/2018 8:54:54 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018.	The borrower had not filed the 2017 personal tax returns at the time of the loan application.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906470	10/XX/2018 11:45:07 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2018)	The Acknowledgement of Receipt of Appraisal10//XX/2018.						2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204906470	10/XX/2018 12:15:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $22,627.07 on Final Closing Disclosure provided on 06/XX/2018 not accurate. (Final/06/XX/2018)	The Final CD dated 6/XX/2018 reflects the Property Tax per month as $627.04; however, the True correct amount is $632.70. This was corrected on the Final CD date 8/XX/2018.		Reviewer Comment (2018-10-25): PCCD, refund, LOE, and evidence of shipping were provided. Reviewer Comment (2018-10-25): . Reviewer Comment (2018-10-25): Cured on PC CD		10/25/2018		2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:15:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/581125)	The Final CD dated 6/XX/2018 reflects the Property Tax per month as $627.04; however, the True correct amount is $632.70. This was corrected on the Final CD date 8/XX/2018.		Reviewer Comment (2018-10-25): PC CD along with refund and other required docs were provided to cure this exception. Reviewer Comment (2018-10-25): . Reviewer Comment (2018-10-25): Cured on PC CD		10/25/2018		2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:15:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/581126)	The Final CD dated 6/XX/2018 reflects the Property Tax per month as $627.04; however, the True correct amount is $632.70. This was corrected on the Final CD date 8/XX/2018.		Reviewer Comment (2018-10-25): PC CD along with refund and other required docs were provided to cure this exception. Reviewer Comment (2018-10-25): . Reviewer Comment (2018-10-25): Cured on PC CD		10/25/2018		2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:15:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/581125)	The Final CD dated 6/XX/2018 reflects the Property Tax per month as $627.04; however, the True correct amount is $632.70. This was corrected on the Final CD date 8/XX/2018.		Reviewer Comment (2018-10-25): PC CD along with refund and other required docs were provided to cure this exception. Reviewer Comment (2018-10-25): . Reviewer Comment (2018-10-25): Cured on PC CD		10/25/2018		2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:15:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/13/2018)	The Finance Charge is off by $995.00 which is lead by the Title-Settlement Charge in Section B (Services Borrower Did not Shop For) of the Loan Estimates within the loan file. The Final Fee was moved to Section C (Services Borrower Did Shop For).		Reviewer Comment (2018-10-25): PC CD along with refund and other required docs were provided to cure this exception. Reviewer Comment (2018-10-25): . Reviewer Comment (2018-10-25): Cured on PC CD with refund.		10/25/2018		2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:23:00 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,271.00 exceeds tolerance of $1,935.00 plus 10% or $2,128.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	The ten Percent Fee Tolerance exceeded is the Recording Fees. The Loan Estimates all reflect $1935.00, and the CD reflects $2,271.00. However, it appears the Lender Credited the Borrower at closing the amount for the cost to cure regarding the recordings Fee amount Change.				10/23/2018		1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906470	10/XX/2018 12:34:22 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement /XX/ Escrow Fee. Fee Amount of $995.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77169)	The Fee is off by $995.00 which is lead by the Title-Settlement Charge in Section B (Services Borrower Did not Shop For) of the Loan Estimates within the loan file. The Final Fee was moved to Section C (Services Borrower Did Shop For).				10/23/2018		1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906471	10/XX/2018 4:54:10 PM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-11-29): Closing Instructions indicate Policy Title will be in the amount of $XXX. Clearing issue. Buyer Comment (2018-11-27): Disagree. See closing instructions in legal section for increase in loan amount.	11/29/2018			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906471	10/XX/2018 5:07:39 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing evidence of undiscounted interest rate to test discount fee as bona fide.
Reviewer Comment (2019-01-08): Client has lowered their bona fide discount point threshold from .25 to .2 per discount point charged.  Discount is now bona fide.

Reviewer Comment (2018-12-17): The industry standard for considering discount points as bona fide is 25% per 1 discount point.  Interest rate was lowered from 5.25% to 4% (1.25%) with a cost of 5.925 discount points.  The .21% reduction for each discount point does not meet this .25% standard, therefore the discount fees are not considered bona fide.

Reviewer Comment (2018-11-12): Discount point(s) do not meet industry standard of .25% reduction for each discount point charged and are not considered bona fide.

Buyer Comment (2018-11-02): SMS 11/XX/2018- File contains Bona Fide Discount Points Worksheet.  Uploaded worksheet for AMC review.
										01/08/2019			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906471	10/XX/2018 5:07:39 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted interest rate to test discount fee as bona fide.
Reviewer Comment (2019-01-08): Client has lowered their bona fide discount point threshold from .25 to .2 per discount point charged.  Discount is now bona fide.

Reviewer Comment (2018-12-17): The industry standard for considering discount points as bona fide is 25% per 1 discount point.  Interest rate was lowered from 5.25% to 4% (1.25%) with a cost of 5.925 discount points.  The .21% reduction for each discount point does not meet this .25% standard, therefore the discount fees are not considered bona fide.

Reviewer Comment (2018-11-12): Discount point(s) do not meet industry standard of .25% reduction for each discount point charged and are not considered bona fide.

Buyer Comment (2018-11-02): SMS 11/XX/2018- File contains Bona Fide Discount Points Worksheet.  Uploaded worksheet for AMC review.
										01/08/2019			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906471	10/XX/2018 5:07:39 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted interest rate to test discount fee as bona fide.
Reviewer Comment (2019-01-08): Client has lowered their bona fide discount point threshold from .25 to .2 per discount point charged.  Discount is now bona fide.

Reviewer Comment (2018-12-17): The industry standard for considering discount points as bona fide is 25% per 1 discount point.  Interest rate was lowered from 5.25% to 4% (1.25%) with a cost of 5.925 discount points.  The .21% reduction for each discount point does not meet this .25% standard, therefore the discount fees are not considered bona fide.

Reviewer Comment (2018-11-12): Discount point(s) do not meet industry standard of .25% reduction for each discount point charged and are not considered bona fide.

Buyer Comment (2018-11-02): SMS 11/XX/2018- File contains Bona Fide Discount Points Worksheet.  Uploaded worksheet for AMC review.
										01/08/2019			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906471	10/XX/2018 5:07:39 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.30515% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $26,484.75 on a Federal Total Loan Amount of $XXX vs. an allowable total of $21,002.46 (an overage of $5,482.29 or 1.30515%). Non-Compliant High Cost Loan.	Missing evidence of undiscounted interest rate to test discount fee as bona fide.
Reviewer Comment (2019-01-08): Client has lowered their bona fide discount point threshold from .25 to .2 per discount point charged.  Discount is now bona fide.

Reviewer Comment (2018-12-17): The industry standard for considering discount points as bona fide is 25% per 1 discount point.  Interest rate was lowered from 5.25% to 4% (1.25%) with a cost of 5.925 discount points.  The .21% reduction for each discount point does not meet this .25% standard, therefore the discount fees are not considered bona fide.

Buyer Comment (2018-12-14): MD 12/XX/2/2018- File contains Bona Fide Discount Points Worksheet.  Uploaded worksheet for AMC review.
										01/08/2019			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation, Signed Borrower Option Letter (with choice indicated), Refund Check & Proof of Delivery	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204906471	10/XX/2018 5:07:39 PM	Compliance	Legal /XX/ Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted interest rate to test discount fee as bona fide.
Reviewer Comment (2019-01-08): Client has lowered their bona fide discount point threshold from .25 to .2 per discount point charged.  Discount is now bona fide.

Reviewer Comment (2018-12-17): The industry standard for considering discount points as bona fide is 25% per 1 discount point.  Interest rate was lowered from 5.25% to 4% (1.25%) with a cost of 5.925 discount points.  The .21% reduction for each discount point does not meet this .25% standard, therefore the discount fees are not considered bona fide.

Reviewer Comment (2018-11-12): Discount point(s) do not meet industry standard of .25% reduction for each discount point charged and are not considered bona fide.

Buyer Comment (2018-11-02): SMS 11/XX/2018- File contains Bona Fide Discount Points Worksheet.  Uploaded worksheet for AMC review.
										01/08/2019			1	A	8/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906473	10/XX/2018 12:09:10 PM	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2018 received on or after the date the Closing Disclosure 8/XX/2018 12:00:00 AM was received. (Interim/07/XX/2018)	the Revised Loan Estimate was signed by the Borrower on 8/XX/2018 this is the same day the Initial Closing Disclosure was issued.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906473	10/XX/2018 12:13:14 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	The Post Closing CD does reflect the Correct Closing Date.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906473	10/XX/2018 2:51:51 PM	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2018 received on or after the date the Closing Disclosure 8/XX/2018 12:00:00 AM was received. (Interim/08/XX/2018)	The Revised Loan Estimate Dated 7/XX/2018 was signed by the Borrower on 8/XX/2018, the Initial Closing Disclosure was issued on 8/XX/2018. TRID rule, cannot consent a Loan Estimate the same day as the Initial Closing Disclosure is issued.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906474	10/XX/2018 2:06:41 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	The total of excess fees is $67.00. The Final CD did not reflect any excess fees. A Post Close cure of $42.00 was provided to the borrower.						2	B	8/XX/2018	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906474	10/XX/2018 2:06:41 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Borrower's were issued a post closing check for $42.00 to cure the tolerance.		Reviewer Comment (2018-10-29): Post Close CD and check provided to consumer.		10/29/2018		2	B	8/XX/2018	NV	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906474	10/XX/2018 1:28:29 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Verified						2	B	8/XX/2018	NV	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204906474	10/XX/2018 10:06:03 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower. (7506)			Reviewer Comment (2018-10-30): Cured at closing.		10/30/2018		2	B	8/XX/2018	NV	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906475	10/XX/2018 7:13:20 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	8/XX/2018	NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906476	10/XX/2018 12:10:10 PM	Compliance	Compliance	State Compliance	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.	The K-1 income listed was used for calculations and verification of income. The K-1 were not used for qualification. The K-1 within the loan file were all partnership < 25%. The P&L for K-1 < 25% do not require Statements.						2	B	8/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906476	10/XX/2018 12:10:10 PM	Compliance	Compliance	State Compliance	Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided)	Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).	The CO TNB disclosure was not located within the loan file.						2	B	8/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906477	11/XX/2018 1:33:34 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	Final disclosure reflects a closing date of 08/XX/2018, document was executed on 08/XX/2018. Please provide a post closing disclosure with the accurate closing/funding date						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204906479	10/XX/2018 2:17:42 PM	Credit	Credit	Credit Eligibility	Bankruptcy was settled for less.	Credit Report: Original /XX/ Public Record Type: Short Sale / Balance: 0.00	No exception required - Short sale over 5 years ago.						2	B	9/XX/2018	FL	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
204906481	11/XX/2018 9:20:56 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.						2	B	9/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906481	11/XX/2018 9:26:13 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $151.00 plus 10% or $166.10. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $400.00, exceeds tolerance limit of $166.10 by $233.90, no cure provided at closing. Please provide final settlement statement to verify the updated recording fees reflected on PCCD.		Reviewer Comment (2018-12-19): AMC performs its file review in accordance with the SFIG RMBS 3.0 Compliance Review Scope. Under the SFIG Review Scope, when the remediation involves ratings, accepting the remediation without proof of mailing would mean the loan was not reviewed in accordance with SFIG RMBS 3.0 review scope. Documentation of all changes is required in order to adhere to the loan quality required. Buyer Comment (2018-12-17): MD 12/XX/18 PCCD for disclosure of recording fees.				3	C	9/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
204906482	11/XX/2018 12:00:28 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.							2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906482	11/XX/2018 12:17:51 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/XX/2018)	Final disclosure reflects a closing date of 09/XX/2018, document was executed on 09/XX/2018. File contains a post closing disclosure with the accurate closing/funding date						2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906482	11/XX/2018 12:17:51 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.						2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906482	11/XX/2018 9:47:43 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018.							2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906483	10/XX/2018 7:45:52 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
204906483	10/XX/2018 7:48:00 AM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-11-29): Payoff statement provided Buyer Comment (2018-11-27): Disagree. Demand statement is in the file.	11/29/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
204906487	10/XX/2018 3:27:10 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	Total Closing Costs do not exceed the legal limit - valid Change of Circumstance provided for Loan Discount Points.
Reviewer Comment (2018-12-17): AMC received an attestation that the closing date on the 9/XX/18 was a clerical error, corrected on the 9/XX/18 final CD.  COC is valid for the fee change due to rate lock extension.

Reviewer Comment (2018-11-07): AMC received COC form for the fee change.  The closing date on the 9/XX/18 CD is 8/XX/18.  If that was the correct closing date at the time that the 9/XX/18 CD was issued, then the fee cannot be rebaselined as the CD was intended to be issued post-consummation.  If the date was incorrect, then an attestation indicating the anticipated closing date as of 9/XX/18 is needed to rebaseline the fee.
										12/17/2018			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204906487	10/XX/2018 3:27:10 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,675.00 exceeds tolerance of $1,872.50. Insufficient or no cure was provided to the borrower. (7200)	Total Closing Costs do not exceed the legal limit - valid Change of Circumstance provided for Loan Discount Points.
Reviewer Comment (2018-12-17): AMC received an attestation that the closing date on the 9/XX/18 was a clerical error, corrected on the 9/XX/18 final CD.  COC is valid for the fee change due to rate lock extension.

Buyer Comment (2018-12-14): MD 12/XX/9/XX/27 closing date on the 9/XX/6. Please clear this exception. Vlalid CoC is in file for increased discount points.

Reviewer Comment (2018-11-07): AMC received COC form for the fee change.  The closing date on the 9/XX/18 CD is 8/XX/18.  If that was the correct closing date at the time that the 9/XX/18 CD was issued, then the fee cannot be rebaselined as the CD was intended to be issued post-consummation.  If the date was incorrect, then an attestation indicating the anticipated closing date as of 9/XX/18 is needed to rebaseline the fee.

Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree, file contains CoC for lock extension reflecting the increase in discount points. Uploaded CoC form for AMC review.
										12/17/2018			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204906487	10/XX/2018 12:21:06 PM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: 401K Funds (from Employer) /XX/31/XX//XX/403(b) Account /XX/31/2018			Reviewer Comment (2018-11-30): 6/XX/2018 statement provided Buyer Comment (2018-11-30): Disagree. Most recent statement in file.	11/30/2018			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906488	10/XX/2018 12:25:52 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906488	10/XX/2018 12:25:52 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Loan was not re-locked.						2	B	8/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204906490	10/XX/2018 8:44:36 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.						2	B	9/XX/2018	WA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
204906491	10/XX/2018 11:37:00 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2018 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/08/XX/2018)	Note says payment is $970.26 after interest only period but Closing Disclosure page 4 has payment as $970.00		Reviewer Comment (2018-11-14): AP table was completed appropriately. Buyer Comment (2018-11-05): SMS 11/XX/2018- Amounts on AP table are rounded to the nearest whole dollar, see (§ 1026.38(t)(4)(i)).	11/14/2018			1	A	8/XX/2018	OR	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
204906493	10/XX/2018 10:31:16 AM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-11-30): Closing Instructions reflect Final Title Policy will be in the loan amount of $240,532. Clearing issue Buyer Comment (2018-11-30): Disagree. Closing instructions reflect correct loan amount.	11/30/2018			1	A	8/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204906493	11/XX/2018 3:14:39 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	New Exception 11/13/2018.		Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	8/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204906493	12/XX/2018 8:41:46 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-26): Client is reviewing properties in FEMA areas as they believe appropriate.	12/26/2018			1	A	8/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204906495	10/XX/2018 12:03:43 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/XX/2018)	Insurance premium on Closing Disclosure is $3,343.71. Homeowners insurance reserve monthly amount is $173.18 which equals $3,278.16 annually.		Reviewer Comment (2018-11-06): UPDATE: Annual premium of $3343.71 /12 = $278.60 per month does not match monthly amount in initial escrow for HOI.				2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906495	10/XX/2018 12:03:43 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/08/XX/2018)	Lender Contact information person is missing on the Closing Disclosure.						2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906495	10/XX/2018 12:03:43 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	Closing Disclosure did not disclosure any figure for which the total closing costs exceeded the legal limit.		Reviewer Comment (2018-11-06): AMC received VCC for lender credit fee change.	11/06/2018			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906495	10/XX/2018 2:50:01 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.	The last years taxes Provided is 2017 and were identified within Clarity.						2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204906495	10/XX/2018 2:50:01 PM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,355.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,770.00. (9300)	There was no evidence within the loan file for the Lender Credit Changing within the Change of Circumstance letter to the Borrower.		Reviewer Comment (2018-11-06): AMC received VCC for lender credit fee change. Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree. File contains CoC dated 08/XX/2018 reflecting decrease in Lender Credit as a result of a lock extension. CoC form uploaded for review.	11/06/2018			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906498	10/XX/2018 10:51:59 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018	The Tax Returns for 2017 are listed and Identified within Clarity. However, they are not signed.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 10:52:52 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018	The Tax Returns for 2017 are listed and Identified within Clarity. However, they are not signed.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 10:53:32 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018	The 2017 Tax Extension was located and identified within Clarity.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 10:54:51 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018	The 2017 taxes were located and entered within Clarity. However, they are not signed.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 10:55:52 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018	The 2017 taxes were located and entered within Clarity. However, they are not signed.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 1:04:34 PM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018	Tax returns provided are not most recent available.						2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	10/XX/2018 1:07:51 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for DTI over 43% is 80%.		Reviewer Comment (2018-11-30): Clearing this exception. Lender exception approval provided is approving a DTI exception for DTI exceeds 43%. Buyer Comment (2018-11-30): Disagree. DTI exception from Galton provided in the file.	11/30/2018			1	A	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906498	11/XX/2018 3:40:12 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.46802% exceeds Guideline total debt ratio of 43.00000%.	Lender approved DTI over 43% on Primary Purchase Grade A program with an LTV of 90%.	Borrower has $13,600.83 33.02 months versus 21 minimum requirement Borrower has employment stability for 11 years	Reviewer Comment (2018-11-30): Lender approved exception for DTI over 43%.			11/30/2018	2	B	8/XX/2018	CO	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906500	10/XX/2018 9:23:21 AM	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI reflects Lender Name only instead of loss payee info		Reviewer Comment (2018-11-29): Updated Policy provided Buyer Comment (2018-11-27): Disagree. Hazard Insurance with "lender its successors and assigns" provided.	11/29/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
204906503	11/XX/2018 11:29:31 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204906503	11/XX/2018 11:29:31 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	9/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204906503	11/XX/2018 12:10:58 PM	Credit	Employment	Miscellaneous	The verification of employment was not obtained within 10 days of the note date.		The Written Verification Of Employment for Co-Borrower was dated on 8/XX/2017; however, it supplies 2018 information.
Reviewer Comment (2019-01-08): File contains sufficient supporting income documentation to accept explanation WVOE signature date is a typo. The fax header on the WVOE form is date stamped 8/XX/2018. File also includes W2's, paystubs, and IRS Tax transcripts all supporting income used to qualify.

Buyer Comment (2019-01-04): This is non-material since clearly this is a typo as the written VOE supplies information from 2016-2018.  The file already contains 2 years W2s, 2 years tax returns and transcripts, as well as YTD paystub.  In addition, the Verbal VOE dated 9/XX/2018.  Please provide corrected signature date on this VOE to cure this exception.

Buyer Comment (2018-11-30): Disagree.  The verification of employment within 10 days, is a verbal verification provided in the file.
										01/08/2019			1	A	9/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204906504	11/XX/2018 1:21:33 PM	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 09/XX/2018, Transaction Date: 09/XX/2018
Reviewer Comment (2019-01-04): Received attestation from Lender stating the insurance premium was paid at closing and is escrowed and there’s no requirement for the insurance to be dated by closing, only before servicing transfer.

Buyer Comment (2019-01-04): 1/XX/2019:   The guidelines do not specifically state that the effective date must be before the transaction date.  Only that the policy is paid prior to servicing transfer.  The loan is a purchase money, insurance premium was paid through the transaction and the insurance was impounded.  The insurance was in effect at the time of Galton purchase.  In addition, the funds were not fully disbursed to the sellers until 9/XX/21.

Reviewer Comment (2018-11-30): CD with disbursement date of 9/XX/2018.  Borrower's CD issued 9/XX/2018 reflects a disbursement date of 9/XX/2018.  Exception remains.

Buyer Comment (2018-11-30): Disagree.  Closing Disclosure reflects disbursement date of 09/XX/2018.
										01/04/2019			1	A	9/XX/2018	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906504	11/XX/2018 2:25:07 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	2017 Tax Return not signed. Please provide signed 2017 tax return.		Reviewer Comment (2018-11-30): Borrower is a wage earner with 15 ownership in the Company. K1s show a positive income. Not used in qualifying. Buyer Comment (2018-11-30): Disagree. Loan is a 40 year IO and is Non QM. Signed returns are not required.	11/30/2018			1	A	9/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204906504	11/XX/2018 2:25:07 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	2017 Tax Return not signed. Please provide signed 2017 tax return.		Reviewer Comment (2018-11-30): Borrower is a wage earner with 15 ownership in the Company. K1s show a positive income. Not used in qualifying. Buyer Comment (2018-11-30): Disagree. Loan is a 40 year IO and is Non QM. Signed returns are not required.	11/30/2018			1	A	9/XX/2018	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906504	11/XX/2018 2:25:07 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	2017 Tax Return not signed. Please provide signed 2017 tax return.		Reviewer Comment (2018-11-30): Borrower is a wage earner with 15 ownership in the Company. K1s show a positive income. Not used in qualifying. Buyer Comment (2018-11-30): Disagree. Loan is a 40 year IO and is Non QM. Signed returns are not required.	11/30/2018			1	A	9/XX/2018	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906504	11/XX/2018 2:25:07 PM	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	2017 Tax Return not signed. Please provide signed 2017 tax return.		Reviewer Comment (2018-11-30): Borrower is a wage earner with 15 ownership in the Company. K1s show a positive income. Not used in qualifying.	11/30/2018			1	A	9/XX/2018	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
204906506	10/XX/2018 9:52:26 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7535)	Cure provided at closing.				10/25/2018		1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204906508	10/XX/2018 7:59:29 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204906509	11/XX/2018 10:09:52 AM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	Verbal VOE within 10 days of closing not provided.		Reviewer Comment (2018-11-30): VVOE provided Buyer Comment (2018-11-30): Disagree. VVOE in file for XXX is within 10 business days, as required per guidelines dated 10/XX/2017 page 79.	11/30/2018			1	A	9/XX/2018	CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906509	11/XX/2018 10:28:24 AM	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 09/XX/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/09/XX/2018)	Verified Flood Cert is paid to lender in Section B and no PCD provided to correct.						2	B	9/XX/2018	CO	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906510	11/XX/2018 4:53:09 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	IL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204906516	11/XX/2018 8:07:26 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/09/XX/2018)			Reviewer Comment (2018-11-30): Reset	11/30/2018			1	A	9/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204906516	11/XX/2018 4:13:47 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)	Reset						2	B	9/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204906518	11/XX/2018 9:30:25 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	Cure documentation was not provided.		Reviewer Comment (2018-11-19): AMC received VCC for fee change.	11/19/2018			1	A	9/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906518	11/XX/2018 9:30:25 AM	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The file does not contain the document.						2	B	9/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204906518	11/XX/2018 9:30:25 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,016.00. (9300)	Lender Credit of $1,016 listed on Loan Estimate was not on Final Closing Disclosure.		Reviewer Comment (2018-11-19): AMC received VCC for fee change. Buyer Comment (2018-11-16): MD 11/XX/18, The lender issued a CoC on 9/26 for a lock extension that changed the lender credit to $0. Uploaded for review	11/19/2018			1	A	9/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204906519	10/XX/2018 4:52:47 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: 10/XX/2018 Disaster Name: HURRICANE FLORENCE Disaster Declaration Date: 09/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	8/XX/2018	SC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204906519	10/XX/2018 5:14:35 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2018)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.		Reviewer Comment (2018-10-26): Cured on PC CD		10/26/2018		2	B	8/XX/2018	SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906519	10/XX/2018 5:14:35 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75182)	Cure for Title - Attorney fees of $100 was not provided at closing, however this was corrected on the PC CD issued 9/XX/18, the LOE provided to accompany the PC CD mentions the discovery of an error and a copy of the refund check is in the file.		Reviewer Comment (2018-10-26): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were provided.		10/26/2018		2	B	8/XX/2018	SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906519	10/XX/2018 5:24:24 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/XX/2018)	Prepaid homeowners insurance in section F of the final CD reflects a dollar amount of $59.58, and indicates this a for a 12 month period. The homeowners insurance declaration page in the file reflects an annual premium of $810.27; however, there is evidence in the file showing $750.69 which is the difference was paid 08/XX/2018 prior to the consummation.						2	B	8/XX/2018	SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204906521	10/XX/2018 8:06:55 PM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/14/XX//XX/ Account Number: XXX, Financial Institution: XXX /XX/14/XX//XX/ Account Number: XXX Asset Account Date: 01/XX/2018 Asset Account Date: 01/XX/2018			Reviewer Comment (2018-11-30): Not using this account in asset qualifications. Buyer Comment (2018-11-30): Disagree. Edgemac did not use accounts listed as expired. Only using XXX Borrower has sufficient funds to close and reserves.	11/30/2018			1	A	8/XX/2018	AZ	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
204906522	10/XX/2018 1:43:17 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					10/30/2018		1	A	9/XX/2018	MA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
204906522	10/XX/2018 1:44:28 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2018)	Need proof borrower provided closing disclosure 3 days before closing.		Reviewer Comment (2018-11-06): AMC received Disclosure Tracking to verify receipt. Buyer Comment (2018-11-02): SMS 11/XX/2018- Disagree, file contains disclosure tracking as proof of receipt of initial closing disclosure. Uploaded for AMC review.	11/06/2018			1	A	9/XX/2018	MA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
204906523	10/XX/2018 1:57:56 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	9/XX/2018	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205063589	11/XX/2018 3:14:10 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	The fees exceeded allowable by $1,209.15 due to an increase in the Title - Lender's Title Insurance, Appraisal and the addition of a Second Appraisal Fee.		Reviewer Comment (2018-12-26): $1,000 tolerance cure at closing for the Zero Tolerance exceptions and AMC received final ALTA settlement Statement verifying Lender's Title Insurance was less than tolerance allowance. With this lower fee, the 10% tolerance cure is no longer valid. No additional refund needed. Reviewer Comment (2018-12-21): Please provide final ALTA Settlement Statement to verify actual fees charged at closing to be reviewed for additional cure amount, if any are due.		12/26/2018		2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063589	11/XX/2018 3:14:10 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,513.45 exceeds tolerance of $3,913.00 plus 10% or $4,304.30. Insufficient or no cure was provided to the borrower. (0)	The Title - Lender's Title Insurance increased by $600.00 without a VCC.		Reviewer Comment (2018-12-26): AMC received final ALTA settlement Statement verifying Lender's Title Insurance was less than tolerance allowance. With this lower fee, the 10% tolerance cure is no longer valid. No refund needed. Buyer Comment (2018-12-26): MD 12/26, the final cost for the Title-Lender's Title Insurance decreased to $1855 at funding. uploaded final ALTA Reviewer Comment (2018-12-21): Please provide final ALTA Settlement Statement to verify actual fees charged at closing to be reviewed for additional cure amount, if any are due.	12/26/2018			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063589	11/XX/2018 3:14:10 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased by $200.00 without a VCC.		Reviewer Comment (2018-12-26): AMC received Final Settlement Statement indicating a $1000 cure was provided at settlement. Exception Cured. Buyer Comment (2018-12-26): MD 12/XX/19/XX/addition of appraisal fees. This should be sufficient to clear the exception.		12/26/2018		2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063589	11/XX/2018 3:14:10 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The Second Appraisal Fee was added increasing fees by 800.00 without a VCC.		Reviewer Comment (2018-12-26): AMC received Final Settlement Statement indicating a $1000 cure was provided at settlement. Exception Cured. Buyer Comment (2018-12-26): MD 12/XX/19/XX/addition of appraisal fees. This should be sufficient to clear the exception.		12/26/2018		2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063589	11/XX/2018 9:51:37 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063590	11/XX/2018 9:13:44 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,692.71 exceeds tolerance of $3,444.21. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Discount fee increased to $3,692.71 however closing disclosure reflects sufficient cure.				11/12/2018		1	A	9/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
205063590	11/XX/2018 9:13:44 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $11.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7345)	Verification of Tax return fee increase to $11.95 however CD reflects sufficient cure.				11/12/2018		1	A	9/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
205063591	11/XX/2018 1:46:33 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.60 exceeds tolerance of $36.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Lender Credited the Borrower $9.00 at Closing For the Cost to Cure.				11/12/2018		1	A	10/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063591	11/XX/2018 1:48:00 PM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/10/XX/2018)	The file does not contain a Seller CD to verify fees.						2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063592	11/XX/2018 6:43:15 PM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003								2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
205063593	11/XX/2018 10:27:35 AM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Divorce Decree / Child Support not provided				Reviewer Comment (2018-11-12): Borrower is a married man. Final application indicates he is not responsible for child support or alimony payments. File has inter-spousal deed from non-borrowing spouse. for subject property. There is a mortgage statement for another property that belongs to the non-borrowing spouse, not the ex-spouse. Can find no indication in the file, borrower has been divorced. Clearing exception	11/12/2018			1	A	9/XX/2018	NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205063593	11/XX/2018 1:35:37 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Verified Date		Reviewer Comment (2018-11-12): Disclosure initially provided 6/XX/2018.	11/12/2018			1	A	9/XX/2018	NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205063593	11/XX/2018 4:02:47 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 09/XX/2018 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/09/XX/2018)	CPL fee should read Closing Protection Letter. Data is still not accurate on subsequent disclosures.						2	B	9/XX/2018	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205063599	11/XX/2018 10:03:04 AM	Compliance	Compliance	State Compliance	(State High Cost Disclosure) Maryland Covered Loan (Counseling Disclosure Not Provided)	Maryland Covered Loan: Home Counseling Disclosure to provide home buyer education was not provided to borrower.			Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price. Discount is bona fide. Buyer Comment (2018-11-29): MD 11/XX/2018, EdgeMAC initially failed loan for State High Cost, however lender supplied addition information that disclosed the undiscounted rate. Re-ran CE and received a pass for state High Cost Threshold.	11/29/2018			1	A	9/XX/2018	MD	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
205063599	11/XX/2018 10:03:04 AM	Compliance	Compliance	State Compliance	(State High Cost) Maryland Covered Loan (Points and Fees)	Maryland Predatory Lending Law: Points and Fees on subject loan of 4.54973% is in excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and Fees total $6,525.00 on a Total Loan Amount of $143,415.03 vs. an allowable total of $5,736.60 (an overage of $788.40 or .54973%). Non-Compliant High Cost Loan.	Unable to use Bona Fide Discount Points screen shot to test discount point as bona fide, as it does not also provide an undiscounted interest rate price. In order to accept and enter an undiscounted/par rate in the rate lock section of Integrated Disclosure screen, we also need the price paid to get to the undiscounted rate (whether positive or negative) to accurately run the discount points exclusion test.		Reviewer Comment (2018-11-29): Received evidence of undiscounted rate and price. Discount is bona fide. Buyer Comment (2018-11-29): MD, The screenshot from lender does provide the cost associated with the discounted rate $2,250. Re uploaded for review.	11/29/2018			1	A	9/XX/2018	MD	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
205063599	11/XX/2018 10:06:56 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/XX/2018)	The borrowers homeowner insurance is $678.00 annually. The borrower is on a payment plan. The HOI in the file reflects a payment of $61.50 is due on 9/XX/2018, with a balance due of $457.00. The lenders incorrectly input 12 months due on the Closing Disclosure dated 9/XX/2018. The amount of 12 months due is $678.00.						2	B	9/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205063599	11/XX/2018 10:06:56 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.						2	B	9/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205063599	11/XX/2018 10:06:56 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)	Final disclosure reflects a total expense for the Title - Closing Protection Letter Fee of $30.00 paid to lender affiliate, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.		Reviewer Comment (2018-11-29): AMC received and reviewed change of circumstance dated 09/XX/2018. Title - Closing Protection Letter Fee increased to $30. Document provided states Borrower requested change /XX/added on 9/XX/18 CD. There is a corresponding CoC in file dated 9/XX/18 stating the borrower requested changes that effected settlement costs. Uploaded CoC for review				3	C	9/XX/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205063599	11/XX/2018 10:06:56 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $590.00 exceeds tolerance of $580.00. Insufficient or no cure was provided to the borrower. (8304)	Final disclosure reflects a total expense for the Transfer Taxes of $590.00, initially disclosed as $580.00. Missing VCC for increase in fee.		Reviewer Comment (2018-11-29): AMC received and reviewed change of circumstance dated 09/XX/2018. Transfer Tax increase to $590. Document provided states Borrower requested change/added on 9/XX/18 CD. There is a corresponding CoC in file dated 9/XX/18 stating the borrower requested changes that effected settlement costs. Uploaded CoC for review				3	C	9/XX/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205063599	11/XX/2018 11:48:27 AM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts (2017)	The loan file does not have the tax transcripts for 2017.		Reviewer Comment (2018-12-03): Tax Transcripts or stamped IRS returns are acceptable. Buyer Comment (2018-11-30): Disagree. Galton guidelines dated 08/XX/2018 page 61 allow as an alternative to transcripts, returns that have been officially stamped by the IRS. Tax returns in file have been stamped by the IRS.	12/03/2018			1	A	9/XX/2018	MD	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
205063600	11/XX/2018 10:45:27 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018.	2017 tax returns not provided; however 2017 tax return extension provided. However 6 month tax return extension for corporate returns would have expired September 15, 2018.						2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063600	11/XX/2018 10:52:58 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final CD does not reflect an amount by which legal limit may be exceeded by and failed to account for decrease in lender credit.		Reviewer Comment (2018-12-17): Change of circumstance received loan amount decrease.	12/17/2018			1	A	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063600	11/XX/2018 10:52:58 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,156.59 is less than amount of binding Lender Credit previously disclosed in the amount of $-10,185.00. (9300)	Lender Credit decrease to $10,156.59 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-12-17): Change of circumstance received loan amount decrease. Buyer Comment (2018-12-13): MD 12/XX/2 LE. The lender has "loan estimate" hard coded on their CoC's. The change is referenced on the 10/XX/5, received CoC from 10/XX/2 CD. Uploaded for review.	12/17/2018			1	A	10/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063600	11/XX/2018 10:53:33 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	The subject property is located in a FEMA Disaster area (post-close). There is no end declared date for the disaster as of yet. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.		Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063600	11/XX/2018 11:15:14 AM	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018.	File Contains 2017,2016, and 2015 K-1's						2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063602	11/XX/2018 9:52:54 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205063604	11/XX/2018 3:02:04 PM	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		There's no final signed 1003 in the documentation provided.		Reviewer Comment (2018-12-03): Final 1003 was located. Buyer Comment (2018-11-30): Disagree. Final signed 1003 is in the file.	12/03/2018			1	A	10/XX/2018	AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205063604	11/XX/2018 3:35:58 PM	Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	The home is owned free and clear so no payoff statement is required.		Reviewer Comment (2018-12-03): Payoff statement not required, property free and clear.	12/03/2018			1	A	10/XX/2018	AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205063605	11/XX/2018 11:47:31 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,390.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)	The final disclosure calculated the amount of non-escrowed property costs incorrectly due to the HOA fees entered by the lender at $460 per month. Per the appraisal and HOA questionnaire the actual HOA fee is $350.00 per month. This was corrected on the PCCD along with the letter of explanation sent to the borrower.		Reviewer Comment (2018-11-15): Cured on PCCD		11/15/2018		2	B	10/XX/2018	NH	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
205063605	11/XX/2018 11:50:28 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan is a Asset Qualifier Program. Assets are sufficient to cover the loan amount and assets are sufficient to cover all debt for a period of 5 years plus expense reserve requirement.		Reviewer Comment (2018-12-18): Client elects to waive EV2 exception. Reviewer Comment (2018-12-18): Asset Qualifying loan program, regraded to EV2-B Buyer Comment (2018-12-11): Disagree. The asset qualifier program qualifies based on the borrowers assets and accumlated wealth as an alternative method to income verification to document the borrowers ability to repay.			12/18/2018	2	B	10/XX/2018	NH	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
205063605	11/XX/2018 1:38:25 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/10/XX/2018)	The note has assumption language; however, the final disclosure did not disclose the loan as assumable.		Reviewer Comment (2018-12-18): Client elects to waive EV2 exception.			12/18/2018	2	B	10/XX/2018	NH	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
205063605	11/XX/2018 10:03:09 AM	Credit	Assets	Asset Documentation	Asset documentation requirements not met according to Decision System Input.	All documentation requirements for None were not met.	Loan is approved as Asset Qualifier program which requires 12 months of consecutive statements for the account being considered. The loan only contains the most recent 3 months of bank statements. Please provide a full 12 months of bank statements to verify the consistency of the loan balance with no large unexplained deviations in or out.		Reviewer Comment (2018-12-18): Client elects to waive EV2 exception. Reviewer Comment (2018-12-18): Based on the liquidation of the business, the client approved the lenders exception prior to closing for the collection of less than the 12 months required per the guidelines. consumer has significant reserves. Buyer Comment (2018-12-11): Disagree. Galton provided an exception to not have 12 months bank statements due to borrower had a business sold 05/2018 and had built up the company for many years.			12/18/2018	2	B	10/XX/2018	NH	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
205063605	11/XX/2018 12:09:47 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Current EV Level is a 3 due to missing bank statements required to meet guidelines. Once all statements are received, regrading will be addressed.		Reviewer Comment (2018-12-18): Client elects to waive EV2 exception. Reviewer Comment (2018-12-18): Regraded to EV2-B based on the loan originated under Asset Qualifying guidelines Buyer Comment (2018-12-11): Disagree. Galton provided an exception to not have 12 months bank statements due to borrower had a business sold 05/2018 and had built up the company for many years.			12/18/2018	2	B	10/XX/2018	NH	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
205063607	11/XX/2018 10:34:16 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 17.51 is less than Guideline PITIA months reserves of 21.00.			Reviewer Comment (2018-12-03): Reserves required= 9 mos subject PITI or $61,335, 6 months for each financed property, Primary $18,498.00, Investment Rental $12,010.00=Total $91,470.24. Reserves met. Buyer Comment (2018-11-30): Disagree. See asset breakdown and reserve calculator.	12/03/2018			1	A	10/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
205063608	11/XX/2018 8:17:26 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	The notary date and final CD signature date are 10/XX/2018, however the final CD reflects a closing date of 10/XX/2018.						2	B	10/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063608	11/XX/2018 8:34:25 AM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/10/XX/2018)	No evidence of the seller CD being acknowledged by the borrower is in the file.						2	B	10/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063608	11/XX/2018 8:56:25 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan is non-QM due to fees exceeding the maximum allowable.		Reviewer Comment (2018-11-29): File redesignated as Non QM. Buyer Comment (2018-11-29): Agree loan is non-QM, Data tape changed to Non-QM.	11/29/2018			1	A	10/XX/2018	WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063608	11/XX/2018 8:56:25 AM	Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.67836% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,101.00 on a Federal Total Loan Amount of $XXX vs. an allowable total of $26,180.97 (an overage of $5,920.03 or .67836%).	Unable to accept the provided Bona Fide Discount Points screen shot, as it does not also provide an undiscounted interest rate price. In order to accept and enter an undiscounted/XX/Mavent or other document lists the undiscounted interest rate price as 0%, this is acceptable, however if this price is blank or omitted, we cannot assume and enter 0%.		Reviewer Comment (2018-11-29): File redesignated as Non QM. Buyer Comment (2018-11-29): Agree loan is non-QM, Data tape changed to Non-QM.	11/29/2018			1	A	10/XX/2018	WA	Primary	Purchase
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded, including interest at the contract rate from consummation to the date of cure, with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
The lender will also be required to provide a copy of the refund check and proof of delivery.
																				C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063608	11/XX/2018 10:14:19 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $300.00 plus 10% or $330.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/16/2018		1	A	10/XX/2018	WA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063608	11/XX/2018 5:57:00 PM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	File redesignated as Non QM.		Reviewer Comment (2018-11-29): File redesignated as Non QM.		11/29/2018		2	B	10/XX/2018	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
205063609	11/XX/2018 7:50:38 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)	The final disclosure did not disclose the amount of home owner's association due that were paid in one year; however, the PCCD dated 10/XX/2018 showed the amount of $1,176.00 which cured the violation.		Reviewer Comment (2018-11-15): Cured with PCCD.		11/15/2018		2	B	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063609	11/XX/2018 7:53:08 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	10/XX/2018 Closing Disclosure page 3 closing costs financed of $17,653.85 included $443.50 POC, (amount discrepancy is due to appraisal and credit report fee that were paid before closing). amount should be $17,210.35. This was not corrected on the Post Close Closing Disclosure.						2	B	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063610	11/XX/2018 10:17:00 AM	Credit	Guideline	Guideline Issue	Loan product type is ineligible per guidelines.		Guidelines reflect a 5/1 Arm.		Reviewer Comment (2019-01-08): Received New Product Matrix dated 4/XX/2018. Buyer Comment (2019-01-04): Uploaded Galton product chart. Galton allowed sellers to use new products prior to the chart date of 08/XX/2018. Reviewer Comment (2018-12-04): Please provide guidelines allowing 7/1 ARM product.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063610	11/XX/2018 10:32:42 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063610	11/XX/2018 10:42:34 AM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003				Reviewer Comment (2019-01-08): Received Final 1003. Buyer Comment (2019-01-04): Final 1003 was not in the file and was provided by seller after closing. Reviewer Comment (2018-11-30): Unable to locate file. Please provide location, name of file. Under Legal Post Closing, Conditions_1003.pdf is a copy of the Initial 1003 e-signed 9/XX/2018. Buyer Comment (2018-11-30): Disagree. Final 1003 provided.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063610	11/XX/2018 10:53:55 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: Gift Funds /XX/05/XX//XX/ Account Number: XXX Asset Account Date: 10/XX/2011			Reviewer Comment (2018-11-30): Corrected dates for Gift funds. Buyer Comment (2018-11-30): Disagree. Donor bank statements are dated 07/XX/2018 and 08/XX/2018 Dugan Holdings.	11/30/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063610	1/XX/2019 10:01:43 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	New Exception- Updated 1/07/2019.		Reviewer Comment (2019-01-08): Client is reviewing properties in FEMA areas as they believe appropriate.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063612	11/XX/2018 11:35:30 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/30/XX//XX/ Account Number: XXX, Financial Institution: XXX /XX/30/XX//XX/ Account Number: XXX Asset Account Date: 06/XX/2018 Asset Account Date: 06/XX/2018	Both accounts receive quarterly statements and last statement rec'd prior to closing is 6/XX/2018.
Reviewer Comment (2019-01-09): Received updated statements.

Buyer Comment (2019-01-07): Please open both documents and scroll to page 2 of 4 of both uploads of the bank statements for XXX and XXX.  Both have the statement ending in 9/XX/2018.

Reviewer Comment (2019-01-04): XXX Bank account statements for savings XXX and savings XXX are dated from 03/XX/2018 through 06/XX/2018. Unable to locate the statements dated through 09/XX/2018 and without these funds, borrower does not have sufficient remaining assets to cover the 9 months of reserves.

Buyer Comment (2019-01-04): Disagree.  Provided bank statements dated from 07/XX/2018 to 09/XX/2018.
										01/09/2019			1	A	10/XX/2018	WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205063613	11/XX/2018 7:52:12 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.
Reviewer Comment (2019-01-08): No guideline infraction for payment shock.

Buyer Comment (2019-01-04): 1/XX/2019:  The guidelines does not specifically require to document any additional compensating factors.  The guidelines state that the loan "may require" further review, which is based on underwriter discretion.  There is no guideline violation that exists and therefore an updated approval or an exception is not required.  Please clear exception.

Reviewer Comment (2019-01-04): A lender waiver form with detailed compensating factors is required to clear this exception.

Buyer Comment (2019-01-02): The Galton Guidelines state 'Generally, payment shock >150%, may require further review. Additional compensating factors and/or documentation may be required.' This is not a hard guideline that requires a formal exception for payment shock > 150%. As long as there are compensating factors the loan would be eligible and not require an exception.  There were compensating factors in this file, as stated in the initial response, that would allow for a higher payment shock for this loan.

Reviewer Comment (2018-12-03): Provide loan approval acknowledging payment shock and compensating factors used to approve exception to payment shock.

Buyer Comment (2018-11-30): Disagree.  Per Guidelines, loan requires further review with compensating factors.  Borrower is puchasing 10% below max LTV, has additional reserves in excess of what is required, maintains good credit history, and there is evidence of significant monthly residual income above program max.
										01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063613	11/XX/2018 10:16:42 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $20,526.77 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)	$1866.49 * 11 = $20531.39, not $20,526.77.		Reviewer Comment (2018-12-06): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-05): MD 12/XX/4		12/06/2018		2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063613	11/XX/2018 12:29:52 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		470% shock greater than allowable 250%.
Reviewer Comment (2019-01-08): No payment shock violation per guidelines.

Buyer Comment (2019-01-04): 1/XX/2019:  The guidelines does not specifically require to document any additional compensating factors.  The guidelines state that the loan "may require" further review, which is based on underwriter discretion.  There is no guideline violation that exists and therefore an unpdated approval or an exception is not required.  Please clear exception.

Reviewer Comment (2019-01-04): A lender waiver form with detailed compensating factors is required to clear this exception.

Reviewer Comment (2018-12-03): Provide loan approval acknowledging payment shock and compensating factors used to approve exception to payment shock.

Buyer Comment (2018-11-30): Disagree.  Per Guidelines, loan requires further review with compensating factors.  Borrower is puchasing 10% below max LTV, has additional reserves in excess of what is required, maintains good credit history, and there is evidence of significant monthly residual income above program max.
										01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063613	11/XX/2018 9:53:29 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063619	11/XX/2018 3:35:54 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2018)	An email in the loan file indicates the Borrowers were sent the appraisal on 06/XX/2018 however, the Report date is 07/XX/2018.						2	B	9/XX/2018	NV	Investment	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	N/A	N/A	No
205063619	11/XX/2018 3:35:54 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	The Initial and Final 1003 for borrower #2 indicates he intends to occupy the property as a primary residence; however, borrower 1 indicates he does not.		Reviewer Comment (2019-01-10): Received Lender's attestation. Buyer Comment (2019-01-08): Attestation has been uploaded. Reviewer Comment (2018-12-11): Revised exception comment: Borrower (XXX) selected Yes for Do you intend to occupy this property as your primary residence? on the Final and Initial 1003's. Lender attestation that this is a clerical error is required to clear. Buyer Comment (2018-12-10): Disagree. All of the 1003's for the co-borrower, XXX, reflect that "does not intend" to occupy the subject property.	01/10/2019			1	A	9/XX/2018	NV	Investment	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	N/A	N/A	No
205063620	11/XX/2018 12:47:51 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $84.00 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report fee was disclosed as $70 on the Loan Estimate but a fee of $84 was charged on the Closing Disclosure. Cure provided on Final Closing Disclosure.				11/09/2018		1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
205063620	11/XX/2018 12:47:51 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $12.75 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Tax Service fee was not disclosed on Loan Estimate but a fee of $12.75 was charged on the CD. Cure provided on final Closing Disclosure.				11/09/2018		1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
205063621	11/XX/2018 1:50:31 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205063621	11/XX/2018 1:50:31 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 10/XX/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/10/XX/2018)	Final CD summary of transactions reflects cash to close of -$84,130.07 however summaries of transactions reflects cash to borrower in amount of $82,915.72.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063621	11/XX/2018 1:50:31 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $120.00 exceeds tolerance of $47.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Invalid				11/12/2018		1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063621	11/XX/2018 3:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $73.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7550)	No Cure or Change of Circumstance provided for this fee.				11/12/2018		1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063622	11/XX/2018 12:01:21 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Loan Type	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Loan Type that does not match the actual loan type for the loan. (Final/10/XX/2018)	The Final Closing Disclosure Dated 10/XX/2018 reflects the Loan Type as Other-Jumbo. This was corrected to reflect Conventional on the Post Closing CD dated 10/XX/2018.		Reviewer Comment (2018-11-29): Letter of Explanation & Corrected Closing Disclosure		11/29/2018		1	A	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205063622	11/XX/2018 12:01:21 PM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-50.00. (9300)	Baseline for lender credit is $50 based on 9/28 LE and there is no lender credit shown on the final CD. Missing cure or VCC for reduction.
Reviewer Comment (2018-12-03): Lender credit was disclosed as Lender Credit Tolerance Cure Amount due to the increase in the appraisal fee, it did not change just moved to Section J.

Buyer Comment (2018-11-29): MD 11/XX/18, Initial lender credit on LE was actually a specific lender credit for the increase in appraisal fee Then on the 10/11 CD the lender removed the specific lender credit and subsequently applied $53 as a cure amount in section J, of which $50 was for the appraisal fee. Arguably the lender should have left the credit in the lender paid column, but showing it in line J as a cure is a clerical error that should not be considered material.
										12/03/2018			1	A	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205063622	11/XX/2018 12:01:21 PM	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 09/XX/2018 received on or after the date the Closing Disclosure 10/XX/2018 12:00:00 AM was received. (Interim/10/XX/2018)	The loan file did not reflect an acknowledgement from the Borrower's receipt of the Loan Estimate dated 9/XX/2018.						2	B	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
205063622	11/XX/2018 12:01:21 PM	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The Settlement Service List of Providers was not located within the loan file.						2	B	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
205063622	11/XX/2018 12:01:21 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $78.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Lender Credited the Borrower $3.00 at Closing as reflected on Final CD, for the Credit Report Fee Difference.				11/15/2018		1	A	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205063622	11/XX/2018 12:04:12 PM	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Dec page within the loan file is reflecting a Short fall coverage in the amount of $309,400.00		Reviewer Comment (2018-12-11): Upon further research, exception has been cleared. Buyer Comment (2018-12-10): Disagree. Hazard Insurance coverage on binder is $XXX. Loan amount is $XXX. Coverage is sufficient.	12/11/2018			1	A	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
205063622	11/XX/2018 12:10:19 PM	Credit	Property - Appraisal	General Appraisal Requirements	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal 01/05/2018	The Property is currently listed as reflected on the Appraisal and described by the appraiser on the bottom of Page 4 of the 1004 report. The Guidelines state the subject property cannot be currently listed or have been listed within 6 months of the refinance.	Borrower has job stability, has been self employed for 10 years. 23.21429% LTV 785 representative FICO score.
Reviewer Comment (2019-01-09): Client elects to waive the exception with verified compensating factors.

Buyer Comment (2019-01-07): Galton exception attached.  Please waive.

Reviewer Comment (2018-12-11): Per appraiser, subject property was listed 06/XX/2018 and is currently listed for sale for $XXX (MLS #XXX). Properties that are currently listed for sale, or that have been listed for sale in the past six months are ineligible for refinance transactions as required by the Galton Funding Seller Guide. Lender exception to allow a cash-out refinance of the listed subject property is required to cure.
												01/09/2019	2	B	10/XX/2018	MT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
205063623	11/XX/2018 11:59:57 AM	Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	The coborrower is currently unemployed. The schedule C income in 2016 was recorded to account for the loss taken in 2016.						2	B	10/XX/2018	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205063623	11/XX/2018 10:23:04 AM	Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.							2	B	10/XX/2018	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205063624	11/XX/2018 6:35:01 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	File does not contain evidence borrower signed document at closing referencing received appraisal 3 days prior to closing nor is evidence of when appraisal was received.						2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205063624	11/XX/2018 6:35:01 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	Loan is asset qualifier loan with no DTI per program guidelines. Requires 60 months reserves which borrower has satisfied.		Reviewer Comment (2019-01-04): No DTI for program Reviewer Comment (2018-11-16): Guidelines Permit Asset Qualification	01/04/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205063624	11/XX/2018 6:35:01 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan is asset qualifier loan with no DTI per program guidelines. Requires 60 months reserves which borrower has satisfied.		Reviewer Comment (2018-11-16): Guidelines Permit Asset Qualification				2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205063624	11/XX/2018 6:35:01 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $10,560.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)	Final CD reflects non-escrowed property costs over 1 year of $10,250 issue cured with post closing CD which reflects property costs over 1 year of $10,120.		Reviewer Comment (2018-11-16): Cured with PCCD.		11/16/2018		2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
205063624	11/XX/2018 6:39:07 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.”	12/18/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205063624	11/XX/2018 9:18:42 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2018-11-16): Guidelines Permit Asset Qualification				2	B	10/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
205063624	11/XX/2018 9:19:05 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	No income used to determine ability to repay.						2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
205063625	11/XX/2018 4:28:59 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	The Lender Credited the Borrower the whole amount for the Appraisal Review at closing as reflected on the Closing Disclosure.				11/14/2018		1	A	10/XX/2018	NV	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
205063625	11/XX/2018 4:31:48 PM	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The Lender listed as the Mortgage Payee Clause does not reflect ISAOA along with the lender name; however, there is request in the file to amend the policy to the servicing company which does show ISAOA.		Reviewer Comment (2018-12-10): Hazard Insurance Policy with the correct mortgagee clause was located under AWMTG 3rd Party Files. Buyer Comment (2018-12-10): Disagree. Hazard Insurance provided includes ISAOA along with Lenders name.	12/10/2018			1	A	10/XX/2018	NV	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205063627	11/XX/2018 2:44:50 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	This was cured with a PC CD dated 10-XX-2018.						2	B	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205063627	11/XX/2018 2:44:50 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	The COC provided on 09-12 is not a valid change of circumstance and results in closing costs exceeding the legal limit by $72.						2	B	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205063627	11/XX/2018 2:44:50 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	The COC provided on 09-12 is not a valid change of circumstance. There is no explanation on why appraisal fee increased.
Reviewer Comment (2018-11-29): AMC reviewed change of circumstance dated 09/XX/2018.  Appraisal Fee increase from $425 to $467.  Appraisal fee subject to 0% tolerance and explanation provided states that the fee increased as a result of receiving the invoice.  Receipt of invoice is not a valid reason for increase in appraisal fee.  Cure required or further explanation needed to justify increase in the Appraisal Fee.

Buyer Comment (2018-11-29): MD 11/XX/18, The 9/12 CoC lists reason for change in circumstance as "information obtained after last disclosure" and per §1026.19(e)(3(iv)(A) the lender is eligible to increase fees if the the original estimate was based on information provided by the consumer at time of application that later became inaccurate. No cure required
													3	C	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205063627	11/XX/2018 2:44:50 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)	The COC provided on 09-12 is not a valid change of circumstance. Fee paid to lender affiliate, increase in fee not allowed.		Reviewer Comment (2018-11-29): AMC received Change of Circumstance for addition of the Closing Protection Letter Fee to $30. For the Closing Protection Letter Fee the baseline will remain $0 unless there is a valid changed circumstance for increasing /XX/12/XX/28/XX/12 CoC lists reason for change in circumstance as "information obtained after last disclosure" and per §1026.19(e)(3(iv)(A) the lender is eligible to increase fees if the the original estimate was based on information provided by the consumer at time of application that later became inaccurate. No cure required				3	C	10/XX/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205063628	11/XX/2018 10:08:36 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/XX/2018)	The Hazard Insurance Binder reflected and annual premium of $429.74. The Final CD listed the 12 month Premium collected as $1,962.09.						2	B	10/XX/2018	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063628	11/XX/2018 10:08:36 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	In the Calculating Cash to Close Table, the Closing Cost Financed reflects $11,553.30, however there was $443.50 in Closing Cost Paid Before Closing which should have been omitted from the amount financed. The Closing Cost Financed should reflect $11,109.50. PCCD provided with the correction.		Reviewer Comment (2019-01-04): AMC received Letter of Explanation & Corrected Closing Disclosure		01/04/2019		2	B	10/XX/2018	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063628	11/XX/2018 10:08:36 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)	Please provide attestation if title company that borrower chose contracted vendor to perform service. Vendor is not on SSPL.
Reviewer Comment (2019-01-04): AMC received an attestation that the Title- Doc Prep fee was a required fee by Borrowers chosen provider.

Buyer Comment (2019-01-03): MD 1/XX/19, EM disagrees that the fee should be considered a zero percent fee just because it is not specifically carved out on the SSPL. Per TRID 2.0 "In revising comment 19(e)(1)(vi)-2, the Bureau is clarifying that the disclosure of settlement services under § 1026.19(e)(1)(vi)(B) need not include all settlement services that may be charged to the consumer, but must include at least those settlement services required by the creditor for which the consumer may shop." The fee is not paid to an affiliate and appears to be a 3rd party fee assessed by the settlement service provider.Good faith should be determined by § 1026.19(e)(3)(ii), per TRID 2.0
“Comment 19(e)(3)(iii)-2 continues to provide that, if the creditor permits the consumer to shop consistent with § 1026.19(e)(1)(vi)(A) but fails to provide the list required by § 1026.19(e)(1)(vi)(C), good faith is determined under § 1026.19(e)(3)(ii) instead of § 1026.19(e)(3)(iii) unless the settlement service provider is an affiliate of the creditor in which case good faith is determined pursuant to § 1026.19(e)(3)(i).”

Reviewer Comment (2018-11-29): AMC received the Title Invoice dated 09/XX/2018.  However, the Change of Circumstance adding the Document Preparation Fee occurred on 10/XX/2018 which is after the date of the invoice.  In addition, the Document Preparation Fee was not initially disclosed on the Loan Estimate and thus subject to 0% tolerance.  Change of Circumstance provide states the Document Preparation Fee was added on 10/XX/2018 for $60.  No explanation provided as to why the fee was added or what occurred to justify the addition of this fee.  The receipt of the Invoice is not considered a valid change.  Cure required or valid change of circumstance required.

Buyer Comment (2018-11-29): MD 11/XX/2018, Title invoice from WFG (affiliate) does not reference Doc Prep Fee, presumably the charge should be included section C and not B, however lender issued a CoC disclosing the new fee on 10/5, so even if it was thought of as a zero tolerance fee, the CoC should suffice to set baseline at $60 for fee. No cure needed. Uploaded Title invoice and CoC for review
										01/04/2019			1	A	10/XX/2018	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063628	11/XX/2018 10:11:17 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2019-01-04): AMC received an attestation that the Title- Doc Prep fee was a required fee by Borrowers chosen provider.	01/04/2019			1	A	10/XX/2018	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063628	1/XX/2019 3:45:37 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,065.00 exceeds tolerance of $948.00 plus 10% or $1,042.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	AMC received an attestation that the Title- Doc Prep fee was a required fee by Borrowers chosen provider.				01/04/2019		1	A	10/XX/2018	UT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063630	11/XX/2018 11:55:53 AM	Compliance	Compliance	Federal Compliance	Rental Income Documentation - 25% Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement not provided or % of gross rents used is greater than 75%. (Non-Subject Investment/25% Vacancy Method)	Lease agreement not provided for departing residence.		Reviewer Comment (2019-01-08): Lender has changed loan designation to Non-QM Buyer Comment (2019-01-04): Loan has been changed to Non-Qualified Mortgage.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
205063630	11/XX/2018 12:00:39 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing Lease Agreement.		Reviewer Comment (2019-01-08): Lender has changed loan designation to Non-QM Buyer Comment (2019-01-04): Loan has been changed to Non-QM.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063630	11/XX/2018 6:17:53 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Final disclosure reflects a total expense for the appraisal of $750.00, initially disclosed as $600.00, sufficient cure provided at closing.				11/16/2018		1	A	10/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205063630	1/XX/2019 10:06:06 AM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender has changed loan designation to Non-QM						2	B	10/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
205063631	11/XX/2018 9:25:33 AM	Credit	Guideline	Guideline Issue	Loan product type is ineligible per guidelines.		Guidelines requite a 5/1 Arm.		Reviewer Comment (2018-12-11): updated guidelines provided after initial review Buyer Comment (2018-12-10): Disagree. Galton has a 7/1 ARM	12/11/2018			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063631	11/XX/2018 12:08:22 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/10/XX/2018)	Verified per the note the lender will allow an assumption, however the final CD reflects that the loan is not assumable.						2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205063631	11/XX/2018 12:09:49 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063631	11/XX/2018 12:22:09 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)	Closing CD issued 10/XX/2018 listed closing date of 10/XX/2018, however consummation was 10/XX/2018. This was corrected on the PC CD issued 10/XX/2018		Reviewer Comment (2018-11-29): Loan History Details provided confirms receipt of Initial CD on 10/XX/2018. Buyer Comment (2018-11-29): MD 11/XX/18, eDisclosure history in file shows borrower received initial CD on 10/XX/18. Uploaded eDisclosure history for review	11/29/2018			1	A	10/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
205063632	11/XX/2018 8:35:23 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/10/XX/2018)	Per the final CD the property tax in section F does not reflect the number of months taxes are being prepaid.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063632	11/XX/2018 8:35:23 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.		Reviewer Comment (2018-11-29): AMC received an attestation the Wire fee was a required fee by Borrower's chosen provider. No refund needed.	11/29/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063632	11/XX/2018 8:35:23 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /XX/ Disbursement Fee. Fee Amount of $17.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	Cure for Title - Wire/XX/Disbursement Fee of $17 was not provided. Fee added after initial LE but no VCC provided.		Reviewer Comment (2018-11-29): AMC received an attestation the Wire fee was a required fee by Borrower's chosen provider. No refund needed. Buyer Comment (2018-11-29): MD 11/XX/18, Wire fee is paid to XXX and found in section C as borrower shopped for. This would not be subject to the 0%/10% tolerance testing. No refund required.	11/29/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205063633	11/XX/2018 10:38:12 AM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided.						2	B	9/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205063633	11/XX/2018 10:55:26 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/XX/2018)	Final CD reflects closing date of 9/XX/18 however date of consummation was 10/XX/18. Cured with post closing CD which reflects closing date of 10/XX/18.						2	B	9/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205063633	11/XX/2018 10:55:26 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $10,327.81 on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018)	Final CD reflects property costs paid over 1 year of $10,327.81 cured with post closing CD which reflects property costs paid over 1 year of $11,168.52.		Reviewer Comment (2018-11-16): Cured with PCCD.		11/16/2018		2	B	9/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205063633	11/XX/2018 10:40:31 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is an asset qualifier program						2	B	9/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205063633	11/XX/2018 10:40:31 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan is an asset qualifier program						2	B	9/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205063633	11/XX/2018 10:40:31 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan is an asset qualifier program						2	B	9/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205063637	11/XX/2018 8:47:57 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Closing Costs Financed on Closing Disclosure are $21,989.61. Calculated Closing Costs financed equal $21,375.61. Amount discrepancy is due to part of the appraisal and credit report that were paid before closing.						2	B	10/XX/2018	HI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063639	11/XX/2018 4:58:51 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	The loan file does not contain verification the Valuations were sent to the borrower.						2	B	10/XX/2018	FL	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
205254615	12/XX/2018 2:29:44 PM	Credit	Guideline	Guideline Issue	Loan product type is ineligible per guidelines.		Guidelines allow for a 5/1 Arm.		Reviewer Comment (2018-12-11): updated guidelines provided after initial review Buyer Comment (2018-12-10): Disagree. Galton has a 10/1 ARM.	12/11/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205254615	12/XX/2018 3:36:32 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205254615	12/XX/2018 4:40:56 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Pay History not provided		The Borrower has less than 24 months of Required Housing History	58.82% LTV < 80% guideline max Borrower has employment stability for 8 years as XXX at Same employer	Reviewer Comment (2018-12-03): The following Comp Factors were attached to the Lender Credit Exception.			12/03/2018	2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205254616	12/XX/2018 9:03:30 AM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/XX/2018	MA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205254616	12/XX/2018 9:10:19 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Closing Costs Financed on Closing disclosure is $11,375.50. Calculated Closing Costs Financed is $11,357.00. Amount discrepancy is due to Credit Report fee of $18.50 being paid before closing. This was corrected on the Post Close Closing Disclosure.						2	B	10/XX/2018	MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254616	12/XX/2018 9:10:19 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Appraisal fee was disclosed as $425 on the 9/XX/20108 Loan Estimate. The Appraisal fee was raised to $442 on the 9/XX/2018 Loan Estimate but reason for the increase was not valid.		Reviewer Comment (2018-12-24): AMC received VCC for fee change.	12/24/2018			1	A	10/XX/2018	MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254616	12/XX/2018 9:10:19 AM	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The Settlement Service Provider disclosure was not provided to the borrower.						2	B	10/XX/2018	MA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
205254616	12/XX/2018 9:10:19 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee was disclosed as $425 on the 9/XX/20108 Loan Estimate. The Appraisal fee was raised to $442 on the 9/XX/2018 Loan Estimate but reason for the increase was not valid.		Reviewer Comment (2018-12-24): AMC received VCC for fee change. Buyer Comment (2018-12-21): MD 12/XX/28 CoC as valid since "information obtained after the last LE" would fall in line with the lender's ability to increase zero percent fees in accordance with §1026.19(e)(3)(iv)(A)-1(i)	12/24/2018			1	A	10/XX/2018	MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254618	12/XX/2018 5:48:46 PM	Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 10/XX/2018, Transaction Date: 10/XX/2018
Reviewer Comment (2019-01-08): Received Hazard with an effective date of 10/XX/2018.

Buyer Comment (2019-01-04): The file does contain a hazard insurance policy with an effective date of 10/XX/2018.  Uploading to AMC again, but the document is already in the file.

Reviewer Comment (2018-12-13): Hazard Insurance Policy provided in the file has an effective date of 10/XX/2018 and expiration date of 10/XX/2019. Final CD disclosed a disbursement date of 10/XX/2018. Post-Closing CD dated 10/XX/2018 disclosed a disbursement date of 10/XX/2018, which is still prior to the hazard insurance effective date.

Hazard policy with an effective date of 10/XX/2018, or a letter of explanation to borrower and corrected CD with a disbursement date of 10/XX/2018 is required to clear.

Buyer Comment (2018-12-13): Disagree.  Per the CD and loan disbursed on 10/XX/2018 and the hazard shows effective date of 10/XX/2018.
										01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254618	12/XX/2018 6:06:43 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254618	12/XX/2018 6:11:53 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/06/2018)	The final CD dated 10/XX/2018 reflects a disbursement date of 10/XX/2019. The date of consumption was 10/XX/2018.						2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254618	12/XX/2018 6:11:53 PM	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The file does not contain the Home Loan Tool Kit.						2	B	10/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254618	12/XX/2018 6:11:53 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)	The initial CD reflects a date issued of 10/XX/2018, a Closing Date of 10/XX/2018 and a Disbursement Date of 10/XX/2018.		Reviewer Comment (2018-12-24): AMC received evidence of earlier receipt. Buyer Comment (2018-12-21): MD 12/XX/3, however later CD's show closing date of 10/XX/10 and final Settlement Statement shows closing as 10/XX/received 10/XX.	12/24/2018			1	A	10/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254620	11/XX/2018 5:11:35 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							2	B	10/XX/2018	MD	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254620	11/XX/2018 8:16:13 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2018-12-24): AMC received an attestation for the required fee added by Borrowers chosen provider and credit report cured at closing.	12/24/2018			1	A	10/XX/2018	MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254620	11/XX/2018 8:16:13 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $86.50 exceeds tolerance of $70.00. Insufficient or no cure was provided to the borrower. (7520)	Final disclosure reflects a total expense for the credit report of $86.50, initially disclosed as $70.00, sufficient cure provided at closing.		Reviewer Comment (2018-12-24): Cured at closing	12/24/2018			1	A	10/XX/2018	MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254620	11/XX/2018 8:16:13 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Final disclosure reflects a total expense for the Title - Abstract Fee of $200.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Please provide attestation if title company that borrower chose contracted vendor to perform service.		Reviewer Comment (2018-12-24): AMC received an attestation for the required fee added by Borrowers chosen provider Buyer Comment (2018-12-21): MD 12/17, The SSPL in file reference XXX as the lender's preferred provider. EM does not require an additional lender's attestation that fees in section C were borrower chosen as the lender is complying with TRID by disclosing the shopped for fees in section C and there is no other evidence in file that the lender is mis-labeling borrower chosen fees., so arguably the lender acted in good faith according to §1026.19(e)(3)(iii)	12/24/2018			1	A	10/XX/2018	MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254620	11/XX/2018 8:32:33 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	DTI is outside guidelines for First Time Homebuyer	37.25703%	DTI is 37.32% which is slightly higher than the 35% guideline max; however, lender exception was provided. Compensating factors noted are 787 FICO score, job stability of 5 years for borrower and 15+ years for co-borrower. Liquid assets totally 26 months of reserves as well as $9,994.49 in monthly residual income.	787 representative FICO score Borrower has job stability for 5 years and Co-Borrower for 15 years 28 months reserves > 12 months guideline minimum	Reviewer Comment (2018-12-03): Client elects to waive.			12/03/2018	2	B	10/XX/2018	MD	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254620	12/XX/2018 2:58:18 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $86.50 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cured at closing				12/24/2018		1	A	10/XX/2018	MD	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254621	11/XX/2018 8:49:30 PM	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing year to date P& L and balance sheet for schedule C business.		Reviewer Comment (2018-12-11): Upon further research, exception has been cleared. Buyer Comment (2018-12-10): Disagree. A signed P&L and balance sheet are in the file for Schedule C Directors Fees source of income.	12/11/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254621	11/XX/2018 8:51:01 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing year to date P& L and balance sheet for schedule C business.		Reviewer Comment (2018-12-11): Upon further research, exception has been cleared. Buyer Comment (2018-12-10): Disagree. A signed P&L and balance sheet are in the file for Schedule C Directors Fees source of income.	12/11/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254621	11/XX/2018 8:51:01 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018)	Final Signed Closing Disclosure on page 4 did not indicate why borrower will not have an escrow account. Options are because borrower declined it or your lender does not offer one, however, neither were marked. However, post closing CD cured issue as reflects borrower declined escrow account.		Reviewer Comment (2018-12-11): Received Letter of Explanation, electronic Proof of Delivery and Corrected CD required to cure.		12/11/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254623	11/XX/2018 2:06:42 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)	Missing evidence that the borrower was provided the appraisal at least 3 business days prior to closing						2	B	9/XX/2018	AR	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254623	11/XX/2018 2:06:42 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	9/XX/2018	AR	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254625	11/XX/2018 5:11:33 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $667.00, initially disclosed as $450.00, sufficient cure was not provided at closing; however, PCCD provided with the cure.		Reviewer Comment (2018-12-03): Received evidence of cure package sent to borrower.		12/03/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254625	11/XX/2018 5:21:39 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	The lender reflected on page 2 of the final CD the amount of $23,336.40 for closing costs in section J. On page 3 of the final CD in the calculating cash to close, the amount is reflected as $23,950.40. PCCD provided the correction.		Reviewer Comment (2018-12-03): Cured with PCCD		12/03/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254625	11/XX/2018 5:21:39 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2018-12-03): Cure package received.		12/03/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205254626	11/XX/2018 9:07:50 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Closing Costs Financed on page 3 of final Closing Disclosure dated 10/XX/2018 are $27,601.57. Calculated Closing costs financed equal $27,158.07. Amount discrepancy is due to the appraisal fee and credit report fee portion that were paid before closing. This was not corrected on the Post Close Closing Disclosure.						2	B	10/XX/2018	PA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254628	11/XX/2018 12:21:23 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock not provided.						2	B	9/XX/2018	HI	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
205254629	11/XX/2018 2:14:57 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary10/XX/2018)	The loan file is missing evidence the borrowers received a copy of the appraisal and desk review.						2	B	10/XX/2018	IL	Investment	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	N/A	N/A	No
205254629	11/XX/2018 2:14:57 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	The final loan application indicated the co borrower was going to live in the subject property, however, both the initial loan application and the Occupancy Certification indicates the borrowers are keeping it an investment property.		Reviewer Comment (2018-12-11): Lender attests that the 1003 was marked “yes” to primary occupancy, which is noted to be a clerical error. Property properly tested as Investment. Buyer Comment (2018-12-10): Disagree. The mark of the box as intending to occupy appears to be an error, as all other occupancy documents reflect as investment property.	12/11/2018			1	A	10/XX/2018	IL	Investment	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	N/A	N/A	No
205254631	12/XX/2018 1:48:58 PM	Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		Missing the appraisal for the 1031 exchange-borrower's property	783 representative FICO score > 720 guideline minimum - 63 points above guideline minimum Borrower has job stability for 9 years as a Teacher.	Reviewer Comment (2018-12-03): Compensating factors were reflected on the Lenders Credit Exception within the loan file.			12/03/2018	2	B	10/XX/2018	CO	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
205254632	12/XX/2018 5:41:54 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205254634	12/XX/2018 5:06:31 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Amount includes fees paid prior to Closing creating a difference of $443.50						2	B	10/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254634	12/XX/2018 8:32:25 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/10/XX/2018)							2	B	10/XX/2018	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254635	11/XX/2018 3:58:40 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	The final CD does not reflect the Closing Costs Financed. A figure was not input by the lender.						2	B	10/XX/2018	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254635	12/XX/2018 10:19:49 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is ATR Risk vs lender's designation of NonQM due to DTI exception. Please see DTI exeption for additional detail.		Reviewer Comment (2018-12-14): Received updated guidelines that were not present for initial review and now meets DTI requirements. Buyer Comment (2018-12-13): Disagree. New guidelines dated 08/XX/2018 allow DTI up to 50%. DTI over 43.00% okay per Non QM loan 770 fico, full doc at 56.316% LTV.	12/14/2018			1	A	10/XX/2018	CT	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254635	12/XX/2018 10:19:49 AM	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.99004% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Loan is ATR Risk vs lender's designation of NonQM due to DTI exception. Please see DTI exeption for additional detail.		Reviewer Comment (2018-12-13): Received lender's updated guidelines which verify an allowable DTI up to 50% for interest loans. Subject loan meets all program minimum requirements. Buyer Comment (2018-12-13): Disagree. New guidelines dated 08/XX/2018 allow DTI up to 50%. DTI over 43.00% okay per Non QM loan 770 fico, full doc at 56.316% LTV.	12/13/2018			1	A	10/XX/2018	CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254635	12/XX/2018 10:19:49 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $85.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)					12/03/2018		1	A	10/XX/2018	CT	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205254635	12/XX/2018 10:29:41 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.99004% exceeds Guideline total debt ratio of 43.00000%.	The Calculated DTI is 46.85637%. The Matrix reflects I/O loans max 43%. The IL completed by Galton reflects the DTI as 46.85637%. There was no Lender Exception within the loan file reflecting the exceeded allowable DTI%.		Reviewer Comment (2018-12-13): Received lender's updated guidelines which verify an allowable DTI up to 50% for interest loans. Subject loan meets all program minimum requirements. Buyer Comment (2018-12-13): Disagree. New guidelines dated 08/XX/2018 allow DTI up to 50%. DTI over 43.00% okay per Non QM loan 770 fico, full doc at 56.316% LTV.	12/13/2018			1	A	10/XX/2018	CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254635	12/XX/2018 10:32:24 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is ATR Risk vs lender's designation of NonQM due to DTI exception. Please see DTI exeption for additional detail.		Reviewer Comment (2018-12-14): Received updated guidelines that were not present for initial review and now meets DTI requirements. Buyer Comment (2018-12-13): Disagree. New guidelines dated 08/XX/2018 allow DTI up to 50%. DTI over 43.00% okay per Non QM loan 770 fico, full doc at 56.316% LTV.	12/14/2018			1	A	10/XX/2018	CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205254636	11/XX/2018 10:43:09 AM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
205254636	11/XX/2018 10:43:09 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2018)	Home owner's insurance at 12 months premium should be $1,079.04; however, the final disclosure collected $1,100.58 which is incorrect.						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
205254636	11/XX/2018 2:21:55 PM	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Guideline Issue: Property type not allowed per credit guidelines		The guidelines do not allow Rural Property Types.	23.88% DTI on this (Full) documentation loan < 43% guideline max 764 representative FICO score > 720 guideline minimum - 44 points above guideline minimum	Reviewer Comment (2018-11-27): The Lender Exception approval for the Property type was located within the loan file. Attached were Compensating factors.			11/27/2018	2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
205254637	11/XX/2018 8:39:15 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Final disclosure did not provide the correct total closing costs financed in the calculation cash to close section. Costs financed is $9,874.68; however, actual costs financed equal $9,435.08. A corrected post closing CD was provided with proof of delivery and a letter to the borrower.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254637	11/XX/2018 9:17:54 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254638	11/XX/2018 11:13:10 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-10): Disaster now has an ending date.	12/10/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
205254638	11/XX/2018 11:25:56 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 17.99 is less than Guideline PITIA months reserves of 21.00.	Guidelines indicate the borrower is required to have 9 month PITIA reserves for the subject property and 6 months for each additional financed property. The borrowers have two other financed properties which will result in an additional 12 months reserves. The total reserves required per guidelines, for all properties, is 21 months. Borrowers have 17.99 months reserves which is insufficient by 3.01 months.		Reviewer Comment (2018-12-10): Upon further research, exception has been cleared. Buyer Comment (2018-12-10): Disagree. Commercial properties are not required to be included in the reserve calculation	12/10/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
205254638	11/XX/2018 11:55:56 AM	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX /XX/21/XX//XX/ Account Number: XXX Asset Account Date: 06/XX/2018	Guidelines indicate asset documentation should be no more than 90 days old at the time of closing. The borrowers' bank account ending XXX had a statement which reflected an end date of June 21,2018. The loan closed September 25, 2018,greater than 90 days old at the time old closing.		Reviewer Comment (2018-12-10): Account which was dated 97 days from closing, has been removed from the borrowers assets and funds remaining are sufficient to cover the 15 months of required reserves. Buyer Comment (2018-12-10): Disagree. Account not included in reserve calculation. Commercial properties are not required to be included in the reserved calculation	12/10/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
205254638	11/XX/2018 12:08:05 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	On both the initial and final loan applications, the co borrower indicated they were going to live in the subject property.		Reviewer Comment (2018-12-10): Lender attests the 1003 was marked “yes” to primary occupancy and was a clerical error. Property properly tested as Investment. Buyer Comment (2018-12-10): Disagree. The mark of the box intending to occupy appears to be an error.	12/10/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
205254638	12/XX/2018 5:15:49 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Missing Post-Disaster Inspection to verify the subject property has not been affected by the FEMA Wildfire Disaster. Appraisal dated 08/XX/2018 and CDA dated 08/XX/2018 are dated prior to the Disaster Declaration Date of 11/XX/2018 and Disaster End Date of 11/XX/2018.		Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
205254639	11/XX/2018 3:04:57 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2018)	Signed Final Closing Disclosure has a closing date of 8/XX/218. Post Close Closing Disclosure corrected the closing date to 9/XX/2018.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
205254639	11/XX/2018 3:04:57 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/08/XX/2018)	CD tip of 104.404% differs from calculated TIP of 104.328%; however, Post Closing disclosure was provided with the correction.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
205254639	11/XX/2018 5:16:09 PM	Credit	Credit	Credit Documentation	Credit Report Error: Liability Type was not provided		Lender credit exception provided for the missing evidence of 2017 IRS tax payment in the amount of $9,792. Compensating factors were listed as sufficient reserves excluding the amount due to the IRS, taxes not due until 10/XX/2018, LTV 67.20%, excellent FICO, and 18 years employment history.						2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
205254641	11/XX/2018 9:06:57 AM	Credit	Credit	Miscellaneous	Credit Exception:		Credit exception in file not requiring savings bonds from gift to be liquidated used 70% of value.	772 representative FICO score > 720 guideline minimum disposable income of $17k	Reviewer Comment (2018-12-07): Waiver in file.			12/07/2018	2	B	9/XX/2018	PA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205254642	11/XX/2018 2:34:51 PM	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		Could not locate final signed loan application in the multiple applications provided.		Reviewer Comment (2018-12-12): Received executed Final 1003 as a Trailing PDF. Document was also located under 3rd Party Files (unable to determine if document was added prior to the review date). Buyer Comment (2018-12-12): Disagree. Provided final signed 1003 in upload.	12/12/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205254642	11/XX/2018 3:09:48 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	Final disclosure reflects a closing date of 10/XX/2018, document was executed on 10/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254643	11/XX/2018 3:05:09 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final CD does not reflect an amount by which legal limit may be exceeded by and failed to account for increases in re-inspection fee and discount fee.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205254643	11/XX/2018 3:05:09 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $19,429.12 exceeds tolerance of $14,497.88. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increase to $19,429.12 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-12-24): AMC received VCC for fee change. Buyer Comment (2018-12-21): MC 12/XX/18, Please see the RESPA Change of Circumstance issued 10/XX/2018, which disclosed the increase in discount points with explanation that the loan was extended. Further, there is a Rate Lock Confirmation sheet in file showing an adjustment in pricing as a result of a lock extension. Uploaded for review.	12/24/2018			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205254643	11/XX/2018 3:05:09 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal re-inspection fee increased to $175 without valid COC or documentation of cure provided to borrower.
Reviewer Comment (2018-12-24): AMC confirmed the COC dated 9/XX/18 was provided for the appraisal 1004 D fee increase.  However, the reason was not provided.  The original appraisal was done "as is" and did not require a 1004 D.  Please provide a valid COC for the fee increase or a refund is due.

Buyer Comment (2018-12-21): MC,  Please see the 09/XX/2018 Changed Circumstance Letter, which showed the appraisal fee was redisclosed for $175.00, as a full appraisal report (1004D) was obtained. Adding a fee for the change to a 1004D appraisal after initial disclosure is allowed in accordance with §1026.19(e)(3)(iv)(A)-1(i)
													3	C	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205254644	11/XX/2018 1:46:12 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	File does not contain disclosure borrower received appraisal 3 days prior to closing nor is waiver of such within file. File does not contain evidence borrower was provided copy of appraisal or evidence of receiving said appraisal.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
205254647	11/XX/2018 10:35:39 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254647	11/XX/2018 10:37:17 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	CD states closing date of 10/XX/2018 however actual closing date is 10/XX/2018						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254647	11/XX/2018 10:37:17 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Lender did not exceed limit of closing costs, reduction in lenders credit is the result of a valid change that was properly disclosed to the borrower.		Reviewer Comment (2019-01-10): Trailing document provided - re lock Borrower request we change loan amount to $XXX and rate to 5.125% to stay under 65% LTV pricing	01/10/2019			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254647	11/XX/2018 10:37:17 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-12,580.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-12,925.00. (9300)	Loan amount reduced 6.6% while lender credit only reduced 2.7%. Please provide evidence of pricing to verify reduction in lender credit is proportional.
Reviewer Comment (2019-01-10): Trailing document provided - re lock Borrower request we change loan amount to $XXX and rate to 5.125% to stay under 65% LTV pricing

Buyer Comment (2019-01-09): MD 1/XX/19, received lender's Coc dated 9/XX/18 disclosing the change in loan terms/Galton would accept the CoC as valid per §1026.19(e)(3)(iv)(D)

Reviewer Comment (2018-12-24): AMC received Rate Lock.  Loan was locked on 9/XX/18 with a Lender credit of $12,925 disclosed on LE. Then on the revised LE on 9/XX/18 the Lender Credit was reduced.  A valid COC for the Lender Credit reduction has not been provided.  A refund is due.  Provide a Corrected CD, Copy of Refund Check, LOE and Proof of Delivery to cure.

Buyer Comment (2018-12-21): MD, The original pricing used a 1.175% basis points on a loan of $XXX to get the lender credit of $12,925, whereas the the final pricing used 1.225% basis points on $1.027M to get the lender credit of $12,580.75. The adjustment of .050% is noted on the Rate Lock. Uploaded rate lock for review.
										01/10/2019			1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205254648	11/XX/2018 12:17:50 PM	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The loan file did not contain the Rate Lock Confirmation.						2	B	10/XX/2018	NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254648	11/XX/2018 12:17:50 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement was not signed by the Borrower.						2	B	10/XX/2018	NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254648	11/XX/2018 12:17:50 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	The Post Closing Closing Disclosure corrects the Closing Date to reflect 10/XX/2018.						2	B	10/XX/2018	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254648	11/XX/2018 12:17:50 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	The Post Closing CD dated 10/XX/2018 corrects the Closing Costs Financed to reflect $6,420.98; however, the final PCCD dated 10/XX/2018 shows the costs financed back at $6,864.48.						2	B	10/XX/2018	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254648	11/XX/2018 12:17:50 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender credits the Borrower at Closing the amount of $17.00 for the Cost To Cure amount for the Appraisal Fee Increase.				11/29/2018		1	A	10/XX/2018	NC	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 7:03:12 PM	Credit	Credit	Miscellaneous	Property valuation variance is greater than 10% between the valuation report used for LTV and supporting valuation report.	Valuation Type: Appraisal 10/21/2018	The original appraisal reflected a value of $XXX. The desk review reflected a value of $XXX, a difference of $250,000.00. Desk review value used for LTV/CLTV.		Reviewer Comment (2018-12-03): Desk Review value used for LTV.	12/03/2018			1	A	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205254650	11/XX/2018 8:21:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	The Notary date on the Security Instrument and the date of the borrower's signature on the Final CD was 10/XX/2018. Page 1 of the Final CD reflects a closing date of 10/XX/2018. The Post Closing CD Dated 10/XX/2018 does reflect the Correct Closing Date of 10/XX/2018.						2	B	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 8:21:21 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/10/XX/2018)	************************Error****************** The Appraised value on the Final CD is correct at $XXX, the lessor of the appraisal and the desk review.						2	B	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 8:21:21 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	The Lender credited the Borrower at Closing the amount of $175.00 for the Cost to Cure Tolerance Fee for Appraisal Desk Review Fee.				11/30/2018		1	A	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 8:21:21 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	The Lender credited the Borrower at Closing the amount of $125.00 for the Cost to Cure Tolerance Fee for Collateral Desktop Analysis Fee.				11/30/2018		1	A	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 11:24:43 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/10/XX/2018)	The loan file did not contain evidence of the Borrower receiving a copy of the BPO report.						2	B	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205254650	11/XX/2018 11:24:43 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Value Reconciliation Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75142)	The Lender credited the Borrower at closing the amount of $125.00 for the Cost to Cure on the Value Reconciliation Fee.				11/30/2018		1	A	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254650	11/XX/2018 11:24:43 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Broker Price Opinion Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	The Lender credited the Borrower at closing the amount of $175.00 for the Cost to Cure on the Broker Priced Opinion Fee.				11/30/2018		1	A	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205254653	12/XX/2018 2:27:04 PM	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)	Missing evidence of receipt y borrower of the CD.		Reviewer Comment (2018-12-24): AMC received evidence of earlier receipt. Buyer Comment (2018-12-21): MC 12/XX/2018. Uploaded for review	12/24/2018			1	A	10/XX/2018	NY	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
205254653	12/XX/2018 2:27:04 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Cure for Title - Endorsement Fee of $50 was provided.				12/04/2018		1	A	10/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
205254654	12/XX/2018 1:41:51 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The initial Affiliated Business Arrangement Disclosure did not obtain a signature from the borrower.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254654	12/XX/2018 1:41:51 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $467.00, initially disclosed as $450.00, sufficient cure provided at closing.				12/04/2018		1	A	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254654	12/XX/2018 2:19:49 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Final disclosure provided a total closing costs financed of $3,507.58 in the calculation cash to close section. Costs financed is $3,362.34.						2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254656	12/XX/2018 11:05:18 AM	Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	CPA letter not provided to verify dates of employment.						2	B	10/XX/2018	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254656	12/XX/2018 12:50:48 PM	Credit	Credit	Credit Eligibility	Bankruptcy was settled for less.		Lender Exception granted to allow for the multiple bankruptcies. Ch 13 BK was dismissed in 2009 since borrower did not follow thru with instructions. The only true BK was the Ch 7 in 2011.						2	B	10/XX/2018	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205254657	12/XX/2018 7:51:30 AM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205254661	11/XX/2018 2:09:41 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)	Verification of receipt of the property valuations are missing from the loan file.						2	B	10/XX/2018	MA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
205254661	11/XX/2018 3:32:29 PM	Credit	Guideline	Guideline Issue	Asset qualifications not met per guidelines.	Total assets: $149,421.26; Reserves: $149,421.26	The Borrower has less than two years of Non-Foreign income	60% LTV < 80% guideline max Borrower on this Full documentation loan has a disposable income of $8,174.64	Reviewer Comment (2018-11-27): the Lender approved a Credit Exception regarding the 2 year history of non-foreign income.			11/27/2018	2	B	10/XX/2018	MA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
205254663	11/XX/2018 3:43:14 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 10/XX/2018 Disaster Name: HURRICANE FLORENCE Disaster Declaration Date: 09/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205254663	11/XX/2018 3:59:12 PM	Compliance	Compliance	State Compliance	South Carolina CHL Complaint Agency Disclosure Timing Test	South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Reviewer Comment (2018-12-21): Disclosure was provided at application. Buyer Comment (2018-12-21): MD 12/XX/6/18). Uploaded disclosure for review.	12/21/2018			1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205254663	11/XX/2018 4:02:43 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	The Title - Attorney fee of $100 charged on the Closing disclosure was not disclosed on the Loan Estimate. The Closing Disclosure only stated that the value of the costs in excess of the legal limit to be $17		Reviewer Comment (2018-12-24): Tolerance cure for appraisal completed at closing.	12/24/2018			1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205254663	11/XX/2018 4:02:43 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal fee was disclosed as $425 on the Loan Estimate, however, the fee charged at closing to the borrower was $442 on the Closing Disclosure.		Reviewer Comment (2018-12-24): Tolerance cure for appraisal completed at closing. Buyer Comment (2018-12-21): MD 12/21, the lender gave a $17 cure for the increase in the appraisal fee. This is sufficient as the Title- attorney fee should be considered in the 10% tolerance calculation, so no additional cure required.	12/24/2018			1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205254663	11/XX/2018 4:02:43 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75181)	The Title - Attorney Review Fee was not disclosed to the borrower on the Loan Estimate but was charged on the Closing Disclosure in the amount of $100.
Reviewer Comment (2018-12-24): AMC received an attestation for the added Title - Attorney Review fee was a title required fee from Borrower's chosen provider.

Buyer Comment (2018-12-21): MD, the Title - Attorney Fee for $100 should not be considered a zero percent fee. Per TRID 2.0. The way good faith works under TRID 2.0 is that the 10% aggregate standard for determining good faith applies to an otherwise compliant required third-party, non-affiliated settlement service charge - even if the required settlement service was not included on the written provider list. Based on the ABA in file, this fee was not paid to the creditor or affiliate and should be considered part of the 10% tolerance bucket. "Comment 19(e)(3)(iii)-2 continues to provide that, if the creditor permits the consumer to shop consistent with § 1026.19(e)(1)(vi)(A) but fails to provide the list required by § 1026.19(e)(1)(vi)(C), good faith is determined under § 1026.19(e)(3)(ii) instead of § 1026.19(e)(3)(iii) unless the settlement service provider is an affiliate of the creditor in which case good faith is determined pursuant to § 1026.19(e)(3)(i).”
										12/24/2018			1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205254663	12/XX/2018 4:43:45 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Tolerance cure for appraisal completed at closing.				12/24/2018		1	A	11/XX/2018	SC	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205254664	12/XX/2018 1:47:32 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003				Reviewer Comment (2018-12-12): Received executed Final 1003 as a Trailing PDF. Buyer Comment (2018-12-12): Disagree. Provided final signed 1003 in upload.	12/12/2018			1	A	11/XX/2018	WA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205254664	12/XX/2018 4:26:24 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018)	There is no evidence of the Borrower receiving the appraisal or secondary valuation prior to or at Closing.						2	B	11/XX/2018	WA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2018-12-07): DTI exception was waived.	12/07/2018			1	A	9/XX/2018	WA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.58290% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Guideline variance approved by lender at time of origination. DTI of 47.34% approved with max per guideline of 43% for interest only product. Borrower has employment stability for 11 years in the production industry. 44.74% LTV < 85.0 % guideline max 26 months reserves > 3 months guideline minimum - borrowers have verified reserves of $61,879	Reviewer Comment (2018-12-07): DTI exception waived with compensating factors.			12/07/2018	2	B	9/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The file is missing evidence the Affiliated Business Arrangement Disclosure was provided to the borrower at origination. The disclosure provided was signed at consummation.						2	B	9/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/XX/2018)	Final disclosure reflects a closing date of 09/XX/2018; however, document was executed on 09/XX/2018. Please provide a post-closing disclosure with the correction to the closing date and letter to borrower detailing the changes made.						2	B	9/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,169.00 on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018)	HOA is $314 per appraisal but $379 per approval, please provide evidence of $379 HOA fee or corrected PC CD.		Reviewer Comment (2018-12-24): AMC received an attestation for the HOA dues at the higher amount of $379 per month from the Borrower. Buyer Comment (2018-12-21): MC 12/mo. Uploaded for review. Based on this information, no further action is required.	12/24/2018			1	A	9/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205254665	12/XX/2018 12:20:12 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $227.00 exceeds tolerance of $132.00 plus 10% or $145.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $227.00, exceeds tolerance limit of $145.20 by $81.80, however, sufficient cure was provided at the closing.				12/04/2018		1	A	9/XX/2018	WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
205254665	12/XX/2018 3:32:11 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.58290% exceeds Guideline total debt ratio of 43.00000%.	Lender Approved Exception	Guideline variance approved by lender at time of origination. DTI of 47.34% approved with max per guideline of 43% for interest only product. Borrower has employment stability for 11 years in the production industry. 44.74% LTV < 85.0 % guideline max 26 months reserves > 3 months guideline minimum - borrowers have verified reserves of $61,879	Reviewer Comment (2018-12-07): Waived with compensating factors per file provided.			12/07/2018	2	B	9/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
205254666	11/XX/2018 6:17:05 PM	Property	Property - Appraisal	Appraisal Reconciliation	Desk Review value is less than Appraised value by at least 10%.		The appraisal indicated the property value was $XXX. A desk review reflected a value 10.3% less, with a value of $XXX. The value of the BPO is $XXX. The Reconciliation value is $XXX.		Reviewer Comment (2018-12-03): 3 Point Recon received and used for LTV. Appraisal supports value.	12/03/2018			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
205254666	11/XX/2018 6:19:34 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		The Final Loan Application, signed and dated 11/XX/2018, is missing from the loan file.		Reviewer Comment (2018-12-11): Received Final 1003 as a trailing document. Buyer Comment (2018-12-11): Disagree. Provided final signed 1003 in upload.	12/11/2018			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
205254666	11/XX/2018 6:29:12 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/11/XX/2018)	There was no evidence the Desk Review was provided to the borrower after 09/XX/2018 or before 10/XX/2018.						2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
205254666	11/XX/2018 6:29:12 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/11/XX/2018)	There was no evidence the Reconciliation Report was provided to the borrower after 10/XX/2018 or before 10/XX/2018.						2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
205254666	12/XX/2018 8:06:10 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-11): Received fire map and lender exception to waive the interior/exterior inspection.	12/11/2018			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
205254667	12/XX/2018 12:41:19 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	10/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
205254669	12/XX/2018 8:58:19 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Final CD reflects closing costs financed in amount of $11,398.79 however calculated amount is $10,955.29. Issue resolved with post closing CD dated 10/XX/18.						2	B	10/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205254669	12/XX/2018 8:58:19 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final CD did not reflect an amount by which legal limit may be exceeded by and failed to account for increase in discount fees.						2	B	10/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205254669	12/XX/2018 8:58:19 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,534.88 exceeds tolerance of $2,493.75. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increased to $2,534.88 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-12-24): AMC received the 10/XX/2018 COC however the COC does not indicate a valid circumstance to increase fee. Please provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure. Buyer Comment (2018-12-21): MD the lender disclosed the increase of discount points on the a CoC dated 10/XX/18. The discount points increased as a result of an increase the loan amount from $XXX to $XXX and the lender redisclosed timely. The CoC is considered valid, no additional cure required.				3	C	10/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
205254669	12/XX/2018 9:03:15 AM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.			Reviewer Comment (2018-12-11): Received lender attestation to accept the closing instructions as alternate documentation to verify the subject loan was to close with an ALTA Policy of $XXX Buyer Comment (2018-12-11): Disagree. See closing instructions from the Legal Post Closing section with increased loan amount as alternative documentation.	12/11/2018			1	A	10/XX/2018	WA	Primary	Refinance - Rate/Term		C	C	C	A	C	C	A	A	Non QM	Non QM	No
205254674	12/XX/2018 1:45:13 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/XX/2018	LA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205325889	12/XX/2018 7:36:06 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	The Notary Date on the Security Instrument reflects a date of November XX, 2018. The Closing Date listed on the Final CD reflects October XX, 2018.						2	B	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325889	12/XX/2018 7:36:06 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/XX/2018)	The Final Closing Disclosure did not reflect a dollar amount for the Closing Costs Financed on the Calculating Cash to Close table. A PC CD dated November XX, 2018 reflected an amount for the "Closing Costs Financed" as $8,667.41.						2	B	10/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325890	12/XX/2018 6:36:46 PM	Credit	Property - Appraisal	General Appraisal Requirements	The owner on the appraisal is incorrect.	Valuation Type: Appraisal /10/06/2018	The Appraisal lists the Owner of Record as "Call XXX" however the Preliminary Title list the individual currently holding title to the subject property as XXX.		Reviewer Comment (2019-01-08): Received corrected appraisal report. Buyer Comment (2019-01-04): Disagree. The file contains an appraisal which was corrected to reflects the owner per title of XXX.	01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
205325894	12/XX/2018 4:08:29 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Missing Document: Note - Subordinate Lien not provided				Reviewer Comment (2019-01-04): Upon further research, exception has been cleared. Buyer Comment (2019-01-04): Disagree. Copy of HELOC agreement is in the file.	01/04/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
205325894	12/XX/2018 5:00:13 PM	Compliance	Compliance	Federal Compliance	Rental Income Documentation - 25% Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement not provided or % of gross rents used is greater than 75%. (Non-Subject Investment/25% Vacancy Method)	Lease agreement for the investment property was not provided. The file does contain a comparable rent schedule which was used to calculate rental income/loss but this is not acceptable for rental income per Appendix Q.
Reviewer Comment (2019-01-08): Lender changed loan designation to Non-QM.

Buyer Comment (2019-01-08): Change designation to non-QM.

Reviewer Comment (2019-01-07): Section D8 75% LTV must be verified IN ADDITION TO the lease agreement or agreement to lease set forth in Section D1a.  Per outside counsel:  Rental income may not be considered simply on the basis of the 1007. Instead, a copy of the current lease/XX/8.

Buyer Comment (2019-01-04): Disagree.  Appendix Q removed the requirement of a lease agreement for the departing residence and only requires the 1007.  See departing residence requirement provided for QM.
										01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
205325894	12/XX/2018 5:00:13 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing executed lease for departing residence.
Reviewer Comment (2019-01-08): Lender changed loan designation to Non-QM.

Buyer Comment (2019-01-08): Change designation to non-QM

Reviewer Comment (2019-01-07): Section D8 75% LTV must be verified IN ADDITION TO the lease agreement or agreement to lease set forth in Section D1a.  Per outside counsel:  Rental income may not be considered simply on the basis of the 1007. Instead, a copy of the current lease/XX/8.

Buyer Comment (2019-01-04): Disagree.  Appendix Q removed the requirement of a lease agreement for the departing residence and only requires the 1007.  See departing residence requirement provided for QM.
										01/08/2019			1	A	10/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205325894	12/XX/2018 5:00:13 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/10/XX/2018)	The note and arm rider both allow for assumption, however the final CD reflects that the loan is not assumable.						2	B	10/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
205325894	1/XX/2019 11:28:43 AM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender changed loan designation to Non-QM.						2	B	10/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
205325896	12/XX/2018 4:01:20 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	Final CD reflects closing date of 10/XX/18 however actual date of consummation was 10/XX/18.						2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325896	12/XX/2018 4:33:47 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The file is missing the lease for the rental property.		Reviewer Comment (2019-01-08): Rental Income was not used to qualify. Buyer Comment (2019-01-04): Disagree. There is no rental income being used for the other property owned.	01/08/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325896	12/XX/2018 8:07:12 AM	Compliance	Compliance	Miscellaneous Compliance	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and Returns not provided. (Non-Subject Investment/Schedule E)	Missing lease agreement for property located at XXX.		Reviewer Comment (2019-01-08): Rental Income was not used to qualify. Buyer Comment (2019-01-04): Disagree. There is no rental income being used for the other property owned.	01/08/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205325897	12/XX/2018 6:01:40 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-19): Client is reviewing properties in FEMA areas as they believe appropriate.	12/19/2018			1	A	10/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
205325898	12/XX/2018 10:01:51 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Final CD reflects closing date of 11/XX/18 however actual date of consummation was 11/XX/18 issue was cured with post closing CD. Post Close CD has closing date of 11/XX/13.		Reviewer Comment (2018-12-20): Received Letter of Explanation and Corrected CD required to cure.		12/20/2018		1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325898	12/XX/2018 10:01:51 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Appraisal Review Fee was not disclosed on the Initial Loan Estimate dated 09/XX/2018 but disclosed as $155.00 on the revised Loan Estimate dated 10/XX/15/XX/14/2018 did not disclose a cure for the increase of $155.00.		Reviewer Comment (2019-01-02): Change of circumstance provider Appraisal Review required due to CA wildfire Buyer Comment (2019-01-02): MD 12/XX/10 CoC was sufficient in providing details of the type of fees that increased (investor fees) and complies with §1026.19(e)(3)(iv)-3. In reviewing the FInal CD, it is clear that that the Flood Cert and Tax service fee were paid to Galton (investor), while the appraisal fee of $155 was paid to clear capital, but was a requirement of Galton, due to the CA wildfires.	01/02/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325898	12/XX/2018 10:01:51 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7579)	Flood Certification (Life Of Loan) Fee was not disclosed on the Initial Loan Estimate dated 09/XX/2018 but disclosed as $6.00 on the revised Loan Estimate dated 10/XX/15/XX/14/2018 did not disclose a cure for the increase of $6.00.
Reviewer Comment (2019-01-02): AMC reviewed Change of Circumstance dated  10/XX/2018 adding investor fee of Flood Certification (Life Of Loan).  Flood Certification (Life Of Loan) was not disclosed on the Broker Loan Estimate 09/XX/2018.  Broker loan estimate is binding and the addition of the investor fees on the 10/XX/2018 not considered valid change of circumstance.

Buyer Comment (2019-01-02): MD 12/XX/10 CoC was sufficient in providing details of the type of fees that increased (investor fees) and complies with §1026.19(e)(3)(iv)-3. In reviewing the FInal CD, it is clear that that the Flood Cert and Tax service fee were paid to Galton (investor), while the appraisal fee of $155 was paid to clear capital, but was a requirement of Galton, due to the CA wildfires.
													3	C	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325898	12/XX/2018 10:01:51 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $77.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)	Tax Service Fee (Life Of Loan) was not disclosed on the Initial Loan Estimate dated 09/XX/2018 but disclosed as $77.00 on the revised Loan Estimate dated 10/XX/2018 did not disclose a cure for the increase of $77.00.
Reviewer Comment (2019-01-02): AMC reviewed Change of Circumstance dated  10/XX/2018 adding investor fee of Tax Service Fee (Life Of Loan).  Tax Service Fee (Life Of Loan) was not disclosed on the Broker Loan Estimate 09/XX/2018.  Broker loan estimate is binding and the addition of the investor fees on the 10/XX/2018 not considered valid change of circumstance.

Buyer Comment (2019-01-02): MD 12/XX/10 CoC was sufficient in providing details of the type of fees that increased (investor fees) and complies with §1026.19(e)(3)(iv)-3. In reviewing the FInal CD, it is clear that that the Flood Cert and Tax service fee were paid to Galton (investor), while the appraisal fee of $155 was paid to clear capital, but was a requirement of Galton, due to the CA wildfires.
													3	C	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325898	12/XX/2018 1:01:51 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Cure for various 0% tolerance violations totaling $238.00 was not provided.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325898	12/XX/2018 1:02:07 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018)	Final Closing Disclosure disclosed the lender will not allow the loan to be Assumed however, the Note contains an Assumption Clause. Post-Closing CD dated 11/XX/2018 did not disclose the loan will allow for assumption which is required to cure.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325899	12/XX/2018 11:04:53 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	The program utilizes assets and accumulated wealth by the Borrower as an alternative to income verification. Twelve (12) months of consecutive statements are required for each asset account. Any large increases or decreases must be adequately sourced. Increases or decreases greater than 15% of the ending balance month over month, must be documented and explained by the Borrower. Additional supporting documentation may be required. Inheritance, lottery winnings or any other windfall deposits are ineligible. The file met all these requirements.		Reviewer Comment (2018-12-17): Guidelines permit Asset Qualification				2	B	10/XX/2018	CA	Second Home	Purchase		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
205325899	12/XX/2018 11:04:53 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Cure documentation was not provided.						2	B	10/XX/2018	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 11:04:53 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	Cure documentation was not provided.		Reviewer Comment (2018-12-24): Appraisal fee tolerance cure was completed at closing. Buyer Comment (2018-12-21): MAC 12/XX/18: 9/XX/18 CD showed $650.00 appraisal fee paid by borrower with $100.00 specific lender credit towards appraisal fee = $750.00. However, 10/XX/2018 CD showed Appraisal fee paid by borrower before close of $650.00 and $100.00 paid by borrower at close, with a changed that moved the lender credit of $100.00 to Section J of the CD, this is the correct way to disclose the $100 cure. No additional cure needed	12/24/2018			1	A	10/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 11:04:53 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowner's Dues. Fee Amount of $134.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	Fee listed in incorrect Section. Should be listed in Section H.
Reviewer Comment (2018-12-24): Since HOA dues were not disclosed on the either of  the LE's and not disclosed in Section H as they should have been as these are not Lender required fees and Borrower cannot choose provider, they are subject to zero tolerance.  If the fees were moved to Section H the tolerance would not be needed.  Provide a Corrected CD and Letter of Explanation and Proof of Delivery to cure.

Buyer Comment (2018-12-21): MAC 12/XX/2018: Arguably the HOA dues would not belong in a section C, but what material impact would this have on disclosure, since it would be removed from Section C but placed in section H, which also has no tolerance requirements? This should be considered non material. If AMC Disagree, please provide regulation that would require the fee be consider part of the zero percent tolerance calculation.
													3	C	10/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 11:04:53 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowner's Dues.. Fee Amount of $186.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77121)	Fee listed in incorrect Section. Should be listed in Section H.
Reviewer Comment (2018-12-24): Since HOA dues were not disclosed on the either of  the LE's and not disclosed in Section H as they should have been as these are not Lender required fees and Borrower cannot choose provider, they are subject to zero tolerance.  If the fees were moved to Section H the tolerance would not be needed.  Provide a Corrected CD and Letter of Explanation and Proof of Delivery to cure.

Buyer Comment (2018-12-21): MAC 12/XX/2018: Arguably the HOA dues would not belong in a section C, but what material impact would this have on disclosure, since it would be removed from Section C but placed in another section H, which also has no tolerance requirements? This should be considered non material. If AMC Disagree, please provide regulation that would require the fee be consider part of the zero percent tolerance calculation.
													3	C	10/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 10:36:47 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-100.00. (9300)	Lender credit of $100 not on final CD.
Reviewer Comment (2018-12-24): Tolerance cure for the appraisal fee increase of $100 is not the same as the Lender Credit.  Since the LE disclosed a LC of $100, the final CD must also show a LC of the same amount, unless a valid COC can be provided.

Buyer Comment (2018-12-21): MAC 12/XX/2018: The lender did not remove a general lender credit, they corrected a $100 specific lender credit and placed it in line (J) as the cure they were required to disclose. There is no requirement for the lender to provide an additional cure towards the appraisal fee. How does AMC view this? If the lender had left the $100 increase in appraisal fee as a specific credit at post closing, would you still have required the $100 cure in line (J)?
													3	C	10/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 10:52:46 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/10/XX/2018)							2	B	10/XX/2018	CA	Second Home	Purchase		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
205325899	12/XX/2018 10:52:46 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2018-12-17): Guidelines permit Asset Qualification				2	B	10/XX/2018	CA	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
205325899	12/XX/2018 10:53:01 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset Qualifier File.						2	B	10/XX/2018	CA	Second Home	Purchase		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
205325900	12/XX/2018 9:41:50 AM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.		27.02% DTI on this Full documentation loan < 43.00% guideline max - 15.98% below program guideline maximum Lender comment: Strong residual income. Verified residual income is $10,038.49 vs $1,200.00 guideline requirement	Reviewer Comment (2019-01-04): Lender approved exception for the expired title report and lender commented that the policy coverage is not a guideline requirement. Buyer Comment (2019-01-03): This is not a guideline requirement. Please clear.			01/04/2019	2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205325901	12/XX/2018 10:17:53 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	11/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
205325903	12/XX/2018 9:25:19 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-18): Client is reviewing properties in FEMA areas as they believe appropriate.	12/18/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205325904	12/XX/2018 3:51:11 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX P&L Statement P&L Statement			Reviewer Comment (2019-01-08): P&L was labeled and named Balance Sheet. However, spreadsheet reflects actual property expenses and rental income. Buyer Comment (2019-01-04): Disagree. The document called Balance Sheet for XXX is the P&L for the properties owned in the business.	01/08/2019			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325904	12/XX/2018 4:05:48 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2018)	Appraiser used same appraisal as an update to validate value.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325907	12/XX/2018 12:22:08 PM	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.		Credit report was 91 days old at note date; however, Lender Exception provided. At lender's discretion can allow up to 120 days for credit docs.	28.43% LTV < 85% guideline max 800 representative FICO score > 680 guideline minimum	Reviewer Comment (2018-12-20): Lender approved exception to allow up to 120 days for expiration for the credit report dated 91 days from the Note date.			12/20/2018	2	B	11/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
205325908	12/XX/2018 4:13:27 PM	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Partnership income documentation is insufficient due to missing the most recent P&L statement and balance sheet.		Reviewer Comment (2019-01-08): LLC is a closed entity. Buyer Comment (2019-01-04): Disagree. The 2017 1065 returns for XXX are the final returns per the K1 on page 7 of the pdf uploaded.	01/08/2019			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205325908	12/XX/2018 4:47:22 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation of Safe Harbor was provided; however, missing some self employment income documentation makes the loan ineligible for Safe Harbor.		Reviewer Comment (2019-01-08): LLC is a closed entity. Buyer Comment (2019-01-04): Disagree. The 2017 1065 returns for XXX are the final returns per the K1 on page 7 of the pdf uploaded.	01/08/2019			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325908	12/XX/2018 4:47:22 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/XX/2018)	Final disclosure reflects a closing date of 09/XX/2018, document was executed on 09/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.						2	B	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325908	12/XX/2018 4:47:22 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/XX/2018)	The amount of home owner insurance collected under prepaid section of the final disclosure marked 1 month equals $4,216.42 which is an inaccurate calculation. The monthly amount of Hazard insurance is $427.92 which would be $5,135.04 for 12 months.						2	B	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325908	12/XX/2018 4:47:22 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)	There is a valid change of circumstance in the file for a lock extension and the borrower was provided with an updated CD. However in a post close CD the lender credit was increased, but not to the original amount.		Reviewer Comment (2018-12-21): AMC received a valid COC for fee change with an attestation for rate lock extension on 9/XX/18.	12/21/2018			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325908	12/XX/2018 4:47:22 PM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,262.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,049.00. (9300)	There is a valid change of circumstance in the file for a lock extension and the borrower was provided with an updated CD. However in a post close CD the lender credit was increased, but not to the original amount.
Reviewer Comment (2018-12-21): AMC received a valid COC for fee change with an attestation for rate lock extension on 9/XX/18.

Buyer Comment (2018-12-20): MD 12/20, EM also questioned the lender credit decrease and the lender supplied an attestation, along with the pricing sheet showing the lock was extended that caused a decrease In the lender credit. The lender had a valid reason to decrease the credit. Agree post closing CD's show increase in lender credit, however settlement statement shows amount paid out as $5,262.40. Arguably if the lender did increase credits after funding, it is the betterment of the borrower and there still is no material TRID tolerance violation to cure. Uploaded Lender's attestation and rate lock sheet.
										12/21/2018			1	A	9/XX/2018	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325911	12/XX/2018 4:55:39 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	11/XX/2018	NJ	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205325911	12/XX/2018 12:25:54 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)	File does not provide document borrower acknowledging receipt of appraisal 3 days prior to closing nor doe file contain waiver.						2	B	11/XX/2018	NJ	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205325912	12/XX/2018 3:49:17 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2018)	The appraisal report is dated 10/XX/2018; however, the borrower signed an acknowledgment that they received the appraisal on 10/XX/2018.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
205325915	12/XX/2018 12:06:01 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/11/XX/2018)	File does not provided disclosure borrower received appraisal 3 days prior to closing nor is there documentation in file as to when appraisal was sent to borrower.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325915	12/XX/2018 12:06:01 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	File does not provided disclosure borrower received appraisal 3 days prior to closing nor is there documentation in file as to when appraisal was sent to borrower.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325915	12/XX/2018 12:06:01 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to receive copy of appraisal missing in file as well as LE's to document that disclosure was sent.						2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325915	12/XX/2018 12:07:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 16.84 is less than Guideline PITIA months reserves of 21.00.	Borrower required to have 21 months reserves and unable to use cash-out proceeds per programs guidelines.		Reviewer Comment (2019-01-08): 9 months reserves required for subject property-$124,261.65. 6 months for other REO-$63,332.76. Total required-$187,594.41. Buyer Comment (2019-01-04): Disagree. Property taxes for XXX and XXX are captured together as one property. See reserve calculator. Each unit does not have separate properties taxes. Reserves are sufficient.	01/08/2019			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325915	12/XX/2018 12:09:09 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX CPA Letter, P&L Statement K-1 (2016), K-1 (2017)	Missing CPA letter and P&L statements for both of borrowers schedule C businesses. Missing 2017 and 2016 K-1's for co-borrower.
Reviewer Comment (2019-01-09): Received P&L and K'1.

Buyer Comment (2019-01-08): Disagree. XXX P&L uploaded was provided in 2nd file for same borrowers.  K1's uploaded show borrowers have less than 25% ownership, business returns are not required.

Reviewer Comment (2019-01-08): XXX is an active business reflecting losses past 2 years. P&L statement required to analyze current losses. XXX is reflected in 207/2016 1040’s. K-1 and business returns may be required to analyze losses.

Buyer Comment (2019-01-04): Disagree.  Evidence of self employment for Notary Schedule C and P&L are in the file.  Minimal negative income being used for additional Schedule C income, less than 5% of total income, no evidence provided in file. K1's being provided in upload were in 2nd file for same borrowers.
										01/09/2019			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325917	12/XX/2018 12:48:31 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)					12/21/2018		1	A	11/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325917	12/XX/2018 10:06:33 AM	Credit	Income / Employment	Income Eligibility	Employment/Income Error: Employment or Income source is unlikely to continue.		Lender provided an exception for the Trust income 3 year continuance: The Living Trust is a XXX. The income has been ongoing for many years, and the documentation provided from the XXX notes there are no guaranteed, but there is a long history of predicting the viability of wells. XXX has been in business for 30 years with a revenue stream of XXX billion dollars in 2017. The Trust will continue to receive payments as long as XXX are producing. When the decision is made, they have years of professional expertise behind their decision and go in with the expectation based on analysis.	812 representative FICO score > 600 guideline minimum $156,232 in liquid assets which equate to over 14 months reserves Borrower on this full documentation loan has a disposable income of $15,830.00	Reviewer Comment (2018-12-26): Client elects to waive.			12/26/2018	2	B	11/XX/2018	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205325918	12/XX/2018 1:49:08 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Business Return Transcripts (2017), Tax Return Extension (2017), Third Party Verification	The loan file is missing the 2017 filing extension, 2017 Business Transcripts for the borrower's primary employment, and Third Party Verification of the borrower's secondary employment.	32% DTI on this full doc documentation loan < 43% guideline max - 11% below program guideline maximum 60% LTV < 70% guideline max - 10%more equity than required by program guidelines Liquid assets of $74,689, equates to 40 months of reserves 761 representative FICO score	Buyer Comment (2019-01-07): Galton exception includes the the 2017 returns and transcripts as an exception which was already provided in the file. Re-uploading to AMC for review.			01/08/2019	2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No
205325918	12/XX/2018 1:57:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The loan file is missing a lease for Property 1, 5, 10, 11, 12, and 13, as well as verification the borrower is not responsible for the lot rent on property 14.		Reviewer Comment (2019-01-09): Leases not required when Sch E is used for calculations. Reviewer Comment (2019-01-08): x Buyer Comment (2019-01-07): 2 years tax returns were used to calculate the rental income. Registration validates the home is actually registered to the business; conservative approach used in cash flowing when it could have been excluded due to commercial debt. This was already in the file, but re-uploading for AMC to review.	01/09/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No
205325918	12/XX/2018 2:00:52 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No
205325918	12/XX/2018 2:00:52 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and Final Loan Application indicate the borrower intends to occupy the property as a Primary Residence, however the Occupancy Certification indicates the property will be an investment property. There is no indication in the loan file that the borrower intends to occupy it.		Reviewer Comment (2019-01-08): Discrepancy confirmed to be a clerical error. Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No
205325918	12/XX/2018 2:17:41 PM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX are joint with another account holder. The loan file is missing a letter verifying the borrower has 100% access to the funds.		Reviewer Comment (2019-01-08): Letter from joint act holder is not required. Buyer Comment (2019-01-07): Galton guidelines do not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds. Please clear.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:25:11 AM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Business Return Transcripts (2017)	The loan file is missing a copy of the 2017 Business Transcripts for XXX	761 representative FICO score Borrower has employment stability for 10 years in the same industry.. 28.78% DTI on this full documentation loan < 43% guideline max - 12% below program guideline maximum	Reviewer Comment (2019-01-08): exception provided by seller Buyer Comment (2019-01-07): Galton exception includes the the 2017 returns and transcripts as an exception. This was already provided in the file and re-uploading for AMC's review.			01/08/2019	2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:25:49 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:25:49 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:25:49 AM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and Final Loan Application indicate the borrower intends to occupy the property as a Primary Residence, however the Occupancy Certification indicates the property will be an investment property. There is no indication in the loan file that the borrower intends to occupy the subject.		Reviewer Comment (2019-01-08): Clerical error Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:28:17 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The loan file is missing lease agreements for Property 1, 10, 11, 12, 13, an 14 as well as verification the borrower is not responsible for the lot rent on property 14.		Reviewer Comment (2019-01-08): leases not required, two years tax returns provided, Schedule E calculated income used to qualify Buyer Comment (2019-01-07): 2 years tax returns were used to calculate the rental income. Registration validates the home is actually registered to the business; conservative approach used in cash flowing when it could have been excluded due to commercial debt. This was already provided but re-uploading for AMC's review.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 11:32:20 AM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX and XXX are joint with another account holder. The loan file is missing a letter verifying the borrower has 100% access to the funds.		Reviewer Comment (2019-01-08): Not required Buyer Comment (2019-01-07): Galton guidelines do not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325919	12/XX/2018 12:26:11 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.15 is less than Guideline PITIA months reserves of 36.00.	The loan file is graded an A+ which requires reserves or 9 months for the subject, as it is an investment property, and 6 months for each of the 8 other mortgaged properties, not to exceed 36 months. The loan file only provided supporting documentation for 5.15 months.		Reviewer Comment (2019-01-08): Subject 6 months reserves $16,031.88. All other REO at 2 months (see all financed REO PITI) $40,389.62.Total required $56,421.50. Buyer Comment (2019-01-07): This is a data error. Loan was graded and should be an A grade.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
205325920	12/XX/2018 4:17:05 PM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX and XXX are joint with another account holder. The loam file is missing a letter verifying the borrower has 100% access to all funds.		Reviewer Comment (2019-01-08): Not required. Buyer Comment (2019-01-07): Galton guidelines do not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
205325920	12/XX/2018 4:28:46 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and the Final Loan Application indicated the borrower intended to occupy the subject as a Primary Residence, however the Occupancy Certification indicated the subject was an Investment Property.		Reviewer Comment (2019-01-08): clerical error Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
205325920	12/XX/2018 1:36:19 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T (for Business) (2015), 4506 or 4506-T (for Business) (2016), 4506 or 4506-T (for Business) (2017), Business Return Transcripts (2017), W-2 (2015), W-2 (2016), W-2 (2017)	The loan file is missing a signed 4506 and W2 for the years 2015, 2016, and 2017 as well as a copy of the 2017 business transcripts for the borrower's primary employment.		Reviewer Comment (2019-01-10): Received signed 4506-T for XXX. Buyer Comment (2019-01-09): Signed 4506T for XXX is already in the file. Re-uploaded for AMC's review. Reviewer Comment (2019-01-08): There is not an executed 4506T in file for the borrower's primary employer, XXX Buyer Comment (2019-01-07): The W2's and the 4506T forms are already in the file. The Galton exception includes the 2017 transcripts/ tax returns. Re-uploading documents for AMC to review.	01/10/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
205325920	12/XX/2018 1:37:25 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The loan file is missing lease agreements for Property 3, 4, 10, 11, 12, and 13 as well as verification the borrower is not responsible for the lot rent on property 14.		Reviewer Comment (2019-01-08): Lease agreements are not required as rental income was calculated using two years Schedule E.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
205325921	12/XX/2018 10:49:13 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The loan file is missing lease agreements (property 9,10, 11, 12, 13), verification the borrower is not responsible for the lot rent on property 4, and the hazard insurance statement for Property 2.		Reviewer Comment (2019-01-08): Lease agreements are not required; rental income calculated using two years Schedule E. Buyer Comment (2019-01-07): 2 years tax returns were used to calculate the rental income- insurance is in the file- page 7 of the 60 pages- saved to the folder and the registration validates the home is actually registered to the business= conservative approach used in cash flowing when it could have been excluded due to commercial debt	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325921	12/XX/2018 10:49:35 AM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX, XXX and XXX are joint with another account holder. The loan file is missing a letter verifying the borrower has 100% access to the funds.		Reviewer Comment (2019-01-08): Access letter is not required. Buyer Comment (2019-01-07): Galton does not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325921	12/XX/2018 10:55:21 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325921	12/XX/2018 10:55:21 AM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and Final Loan Application indicate the borrower intends to occupy the property as a Primary Residence, however the Occupancy Certification indicates the property will be an investment property. There is no indication in the loan file that the borrower intends to occupy the subject.		Reviewer Comment (2019-01-08): Verified to be clerical error. Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:33:30 PM	Credit	Legal /XX/ Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.	The Preliminary Title Report in the file does not reflect the correct loan amount. Proposed insured amount is $XXX, $5,500.00 short in coverage.		Reviewer Comment (2019-01-04): Client attests that Final Title Policy coverage amount will be sufficient to cover loan amount.	01/04/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:38:41 PM	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Business Return Transcripts (2017), Tax Return Extension (2017), Third Party Verification, W-2 (2015), W-2 (2016), W-2 (2017)	The loan file is missing W2s for the years 2015, 2016, and 2017 as well as a copy of the 2017 business transcripts for the borrower's primary employment.
Reviewer Comment (2019-01-16): Received all income documents required. Exception cleared.

Buyer Comment (2019-01-15): The third party verification for Status Investments has been uploaded.  The 2017 tax extension form 4868 has been uploaded again.

Reviewer Comment (2019-01-14): Received W-2's for 2017, 2016 and 2015 along with 2017 tax return extension for XXX. Unable to locate the borrower's personal 2017 tax return extension and third party verification of employment for XXX, which are required to clear.

Buyer Comment (2019-01-14): The 4868 for 2017 and third party verification has been uploaded.  The exception already uploaded includes the 2017 transcripts.

Buyer Comment (2019-01-11): The W2s  for XXX were already in the file.  In addition they were re-upload to AMC on 17 tax returns.  Re-uploading to AMC for review.
										01/16/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:48:48 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The loan file is missing verification of insurance for Property 2, verification the borrower is not required to pay the lot rent on property 3, as well as lease agreements for Property 5, 11, 12, 13, and 14.		Reviewer Comment (2019-01-08): Lease agreements are not required; two years Schedule E was used to calculate rental income. Buyer Comment (2019-01-07): The 2 years tax returns were used to calculate the rental income. Registration validates the home is actually registered to the business; conservative approach used in cash flowing when it could have been excluded due to commercial debt.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:51:24 PM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX, XXX and XXX are joint with another account holder. The loan file is missing a letter verifying the borrower has 100% access to the funds.		Reviewer Comment (2019-01-08): Access letter is not required. Buyer Comment (2019-01-07): Galton guidelines do not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:58:10 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325922	12/XX/2018 3:58:10 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and Final Loan Application indicate the borrower intends to occupy the property as a Primary Residence, however the Occupancy Certification indicates the property will be an investment property. There is no indication in the loan file that the borrower intends to occupy the subject.		Reviewer Comment (2019-01-08): Determined to be a clerical error. Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Rate/Term		C	B	C	A	C	B	A	A	N/A	N/A	No
205325923	12/XX/2018 4:21:11 PM	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.		Bank accounts ending XXX, XXX and XXX are joint with another account holder. The loan file is missing a letter verifying the borrower has 100% access to the funds.		Reviewer Comment (2019-01-08): Access letter not required. Buyer Comment (2019-01-07): Galton guidelines do not require a joint access letter on a joint account. The borrower by being joint owner has access to the funds and the accounts owners are not labeled in a way that would require both signatures to withdrawal funds.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325923	12/XX/2018 4:43:04 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325923	12/XX/2018 4:43:04 PM	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Both the Initial and Final Loan Application indicate the borrower intends to occupy the property as a Primary Residence, however the Occupancy Certification indicates the property will be an investment property. There is no indication in the loan file that the borrower intends to occupy the subject.		Reviewer Comment (2019-01-08): Confirmed to to a clerical error. Buyer Comment (2019-01-07): This is clerical error. Page 1 of the loan application states the occupancy is investment property and the borrower further certifies that the property will be an investment property as documented on the Occupancy Certification. This is not material, especially since borrower was refinancing 6 investment properties and no evidence that the borrower will be occupying any of these as their primary residence.	01/08/2019			1	A	9/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
205325924	12/XX/2018 5:14:22 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	File does not provide evidence borrower received appraisal 3 days prior to closing nor does it contain waiver of such required documentation.						2	B	10/XX/2018	TX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
205325926	12/XX/2018 4:52:34 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-24): Client is reviewing properties in FEMA areas as they believe appropriate.	12/24/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325926	12/XX/2018 5:03:16 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)							2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325928	12/XX/2018 1:16:02 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Lender Provided an exception to waive the re inspection. Seller provided a map showing the nearest fireline is 37 miles from the property and that fire is 100% contained as of 11/XX/18.		Reviewer Comment (2018-12-24): Client is reviewing properties in FEMA areas as they believe appropriate.	12/24/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205325929	12/XX/2018 8:35:51 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Final CD does not reflect an amount by which legal limit may be exceeded by and failed to account for second appraisal fee which not disclosed on initial LE.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change.	01/03/2019			1	A	11/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
205325929	12/XX/2018 8:35:51 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Second appraisal fee was not disclosed on initial LE but charge to borrower without valid COC or cure provided to borrower.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change. Buyer Comment (2019-01-02): MD 12/XX/18 stating that they had to change the appraisal order to a 1007 report. EM would deem this as a sufficient CoC. No cure required	01/03/2019			1	A	11/XX/2018	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
205325929	12/XX/2018 8:36:11 AM	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/11/XX/2018)	Seller closing disclosure not provided within loan file.						2	B	11/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
205325929	12/XX/2018 12:44:37 PM	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal does not support the appraised value.		Lender exception regarding: Clear Capital Home Data Index indicated the subject's block-group is decreasing 1.3% in values over the past 6 months and decreasing 1.3% over the previous year.		Reviewer Comment (2019-01-04): EV level is incorrect. Exception reset. Reviewer Comment (2018-12-26): Client elects to waive.	01/04/2019			1	A	11/XX/2018	CO	Primary	Purchase		C	B	A	B	C	B	C	A	Non QM	Non QM	No
205325929	1/XX/2019 12:47:50 PM	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception regarding: Clear Capital Home Data Index indicated the subject's block-group is decreasing 1.3% in values over the past 6 months and decreasing 1.3% over the previous year.	Borrower on this full documentation loan has a disposable income of $11,500.00 791 representative FICO score > 600 guideline minimum Liquid assets of $456,926 which equate to over 67 months reserves.	Reviewer Comment (2019-01-04): Client elects to waive with comp factors.			01/04/2019	2	B	11/XX/2018	CO	Primary	Purchase		C	B	A	B	C	B	C	A	Non QM	Non QM	No
205325930	12/XX/2018 2:05:00 PM	Compliance	Compliance	State Compliance	Michigan CMPA Home Loan Toolkit Status	Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.							2	B	11/XX/2018	MI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205325930	12/XX/2018 2:06:22 PM	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/XX/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/11/XX/2018)	The final CD reflects the HOA Certification Fee in section B being paid to the Lender.						2	B	11/XX/2018	MI	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325930	12/XX/2018 8:32:42 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change.	01/03/2019			1	A	11/XX/2018	MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325930	12/XX/2018 8:32:42 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $467.00, initially disclosed as $425.00, no VCC or cure provided at closing.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change. Buyer Comment (2019-01-02): MD 12/XX/15/18 that states the appraisal fee increased due to borrower requested changes, related to a change in the rate. EM would accept the CoC as sufficient. Arguing the validity of a CoC is judgement based and outside of our scope of review.	01/03/2019			1	A	11/XX/2018	MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325931	12/XX/2018 2:13:18 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	The lender gave the borrower a credit of $94.50 for the transfer tax fee being charged on the Closing Disclosure that was not disclosed on the Loan Estimate. However, there was also a Appraisal Review fee of $150 charged on the Closing Disclosure that was not disclosed on the Loan Estimate.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change.	01/03/2019			1	A	11/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
205325931	12/XX/2018 2:13:18 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	The Appraisal Review fee of $150 charged on the Closing Disclosure was not disclosed on the Loan Estimates.		Reviewer Comment (2019-01-03): AMC received a VCC for fee change. Buyer Comment (2019-01-02): MAC 12/XX/2018: Please see 10/XX/2018 Changed Circumstance Detail Form which disclosed the addition of the Appraisal Review Fee as noted on the 10/XX/2018 revised CD. EM would accept this as a valid CoC, no cure needed	01/03/2019			1	A	11/XX/2018	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
205325931	12/XX/2018 2:13:18 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $94.90 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	A Transfer tax fee of $94.50 was charged on the Closing Disclosure but was not disclosed on the Loan Estimate. The borrower was provided a lender credit of $94.90.		Reviewer Comment (2019-01-03): Cured at closing	01/03/2019			1	A	11/XX/2018	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
205325931	1/XX/2019 11:55:18 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $94.90 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cured at closing				01/03/2019		1	A	11/XX/2018	CO	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
205325932	12/XX/2018 2:23:45 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $700.00, initially disclosed as $595.00, sufficient cure was not provided at closing; however, a PCCD was provided with a check to the borrower to cure the difference of $105.00.						2	B	11/XX/2018	HI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205325932	12/XX/2018 2:23:45 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $235.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7563)	Final disclosure reflects a total expense for the Title - Document Preparation Fee of $235.60, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing; however, post closing cure provided to cure the difference.						2	B	11/XX/2018	HI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205325932	12/XX/2018 2:27:48 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Closing Disclosure did not disclosure an amount by which total closing costs exceeded the legal limit. There is a copy of a $510.60 refund check sent to the borrower and along with the post close closing disclosure.						2	B	11/XX/2018	HI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205325932	12/XX/2018 3:09:35 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	11/XX/2018	HI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205325933	12/XX/2018 8:11:24 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final Closing Disclosure disclosed $30.38 for value of the dollar amount by which the Total Closing Costs exceeded the legal limit. The credit report ($25.38) and Title Endorsement fees ($75.00) were not disclosed on the Loan Estimate.		Reviewer Comment (2018-12-24): Received evidence of cure/refund.		12/24/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325933	12/XX/2018 8:16:04 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $25.38 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Credit report ($25.38) was not disclosed on the Loan Estimate but charged on the final closing disclosure. Post Close Disclosure did reflect a $30.38 lender credit.		Reviewer Comment (2018-12-24): Received evidence of cure/refund.		12/24/2018		2	B	10/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205325935	12/XX/2018 5:39:24 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Verified dates with final CD and signature date. The closing date disclosed was 11/XX/14. The date was corrected with a PC CD.						2	B	11/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325935	12/XX/2018 9:30:11 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.20 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit report increased by $28.20 however final closing CD reflects cure of $28.20 provided to borrower.				12/21/2018		1	A	11/XX/2018	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205325936	12/XX/2018 6:15:01 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	The subject property is in the declared California Wildfires disaster area. Interior/exterior inspection is required.		Reviewer Comment (2018-12-24): Client is reviewing properties in FEMA areas as they believe appropriate.	12/24/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205325936	12/XX/2018 6:53:56 AM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)							2	B	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
205398872	12/XX/2018 2:20:54 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2018-12-26): Client is reviewing properties in FEMA areas as they believe appropriate.	12/26/2018			1	A	10/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205398874	12/XX/2018 6:26:32 PM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					12/21/2018		1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205398874	12/XX/2018 6:27:48 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Final CD issued 11/XX/2018 has a closing date of 1/XX/2018.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205398876	12/XX/2018 1:13:03 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Final CD reflects closing date of 11/XX/18 however actual date of consummation was 11/XX/18 however post closing CD cured issue.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205398877	12/XX/2018 11:30:43 AM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing lease agreement for XXX to verify monthly rents used in income calcs.		Reviewer Comment (2019-01-08): Lender provided 1007. Buyer Comment (2019-01-04): Disagree. Galton guidelines allow to use 1007 on the departing residence for proposed rental income and does not require a copy of a lease for a Non QM loan.	01/08/2019			1	A	11/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398877	12/XX/2018 11:30:43 AM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	Missing lease agreement for XXX to verify monthly rents used in income calcs.		Reviewer Comment (2019-01-08): Lender provided 1007. Buyer Comment (2019-01-04): Disagree. Galton guidelines allow to use 1007 on the departing residence for proposed rental income and does not require a copy of a lease for a Non QM loan.	01/08/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398877	12/XX/2018 11:30:43 AM	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing lease agreement for XXX		Reviewer Comment (2019-01-08): Lender provided 1007.	01/08/2019			1	A	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205398877	12/XX/2018 11:30:43 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018)	Promissory Note allows for assumption but Closing Disclosure states loan is not assumable.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398877	12/XX/2018 9:43:36 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $225.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (75174)					12/28/2018		1	A	11/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205398884	12/XX/2018 8:02:12 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Final CD reflects cure of $135 however insufficient to cure increase in appraisal fee and transfer taxes.		Reviewer Comment (2019-01-07): Upon further review, the exception is cleared.	01/07/2019			1	A	11/XX/2018	GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205398884	12/XX/2018 8:02:12 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $785.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee increased by $135 without valid COC file reflects cure of $135 however insufficient to cure all tolerance issues.		Reviewer Comment (2019-01-07): Upon further review, the exception is cleared.	01/07/2019			1	A	11/XX/2018	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205398884	12/XX/2018 8:02:12 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,762.00 exceeds tolerance of $3,380.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer taxes increased from $3380 to $3762 without valid COC or documentation of cure provided to borrower.
Reviewer Comment (2019-01-07): Upon further review, the exception is cleared.

Buyer Comment (2019-01-04): MAC 01/XX/2019: There were no Transfer Taxes included as part of this transaction. The subject transaction was a refinance, and the fee in question was for State Tax 2018 final CD. Per 1026.37 (g)(1)(3) commentary, the definition of Transfer Taxes is "State and local government fees on mortgages AND (emphasis added) home sales that are based on the loan amount or sales price."  In this case, since a home sale (purchase) was not involved, the aforementioned fee would not meet the definition of Transfer Taxes as established by 1026.37(g)(1); therefore, not subject to 0% tolerance.
										01/07/2019			1	A	11/XX/2018	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205398884	12/XX/2018 8:06:25 AM	Credit	Credit	Miscellaneous	Credit Exception:		Missing 2 year proof of history of ownership of XXX. Borrower was 50% owner in 2017 however was not an owner in 2016. Borrower's spouse was owner in 2016 and not in 2017. Borrowers beginning balance capital account balance in 2017 is same as ending balance for spouse's capital account in 2016.
Reviewer Comment (2019-01-16): Upon further review of 1065's, error occurred in data entry. There are no debts due in less than 1 year. Exception cleared.

Buyer Comment (2019-01-14): When reviewing 1065 income, line 16d is required to be included in the calculations if not addressed by the CPA, and not line 17d.  Line 16d is included in the calculation and the DTI is within guidelines.

Reviewer Comment (2019-01-10): Please review 1065's for XXX. This entity in 2017 and 2016 reported Debts Due in less than 1 year under Schedule L. These debts were not considered in the income calculation by the Lender. Applying these debts result in a lower monthly income of $375.00 per month. Excluding the income from XXX would result in a DTI exceeding 49.%.

Buyer Comment (2019-01-08): The income from XXX was not used for the eligibility review because of the lack of 2 year history .  Borrowers still qualified at 42% DTI with total income at $37,212.49.  No further documentation required.  If AMC still disagrees, please provide a full breakdown of what AMC is using for all sources of income, with the breakdown of the income used for each partnerships/businesses.

Reviewer Comment (2019-01-08): Appears income of $4,981.25 per month was used to qualify from XXX
Buyer Comment (2019-01-04): Disagree.  Income is not being used from this source.
										01/16/2019			1	A	11/XX/2018	GA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205398886	12/XX/2018 8:36:28 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Approved exception by Galton has subject property 16.4 miles from California Wildfires.		Reviewer Comment (2018-12-26): Client is reviewing properties in FEMA areas as they believe appropriate.	12/26/2018			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205398886	12/XX/2018 8:35:40 AM	Credit	Credit	Miscellaneous	Credit Exception:		Missing 24 month housing history - approved exception by Galton as borrower has 24 month mortgage history on investment property.	42.48% LTV <80% guideline max. 37.68% DTI on this full documentation loan < 43% below program guideline maximum	Reviewer Comment (2018-12-26): Client elects to waive.			12/26/2018	2	B	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205398886	12/XX/2018 8:41:08 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 14.34 is less than Guideline PITIA months reserves of 15.00.			Reviewer Comment (2019-01-08): Sufficient reserves have been verified: $121760.40 available, no funds needed for closing. Buyer Comment (2019-01-04): Disagree. Borrower has $103,934.51 in assets, with $76,443.12 required for subject (9 months) and $12,142.92 required for additional property owned (6 months). Total required $88,586.04	01/08/2019			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
205398888	12/XX/2018 9:56:56 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Lender provided an exception for the requirement of the post disaster inspection. Seller provided proof that the subject property is 39.1 miles from the nearest fire, therefore, subject property is not located in the declared disaster area.		Reviewer Comment (2018-12-27): Client is reviewing properties in FEMA areas as they believe appropriate.	12/27/2018			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205398888	12/XX/2018 10:26:40 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	The final CD reflects a Closing Date of 11/XX/2018 and a Disbursement date of 11/XX/2018. The Note reflects a notary signed date of 11/XX/2018; however, a Post closing disclosure was provided with the correction.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205398889	12/XX/2018 12:19:58 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Closing CD issued 11/XX/2018 listed closing date of 11/XX/2018, however consummation was 11/XX/2018. This was corrected on the PC CD issued 11/XX/2018, however the LOE provided to accompany the PC CD did not mention that the closing date had changed.		Reviewer Comment (2019-01-07): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review		01/07/2019		1	A	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
205398889	12/XX/2018 12:19:58 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2018)	Closing CD issued 11/XX/2018 reflects that the loan will not have an escrow account, however does not provided why. This was corrected on the PC CD issued 11/XX/2018, however the LOE provided to accompany the PC CD did not mention the change.
Reviewer Comment (2019-01-07): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review

Buyer Comment (2019-01-04): MD 1/XX/19, The LOE provided on 11/27 meets the requirements of TILA 130(b), which states " if within sixty days after discovering an error, whether pursuant to a final written examination report or notice issued under section 1607(e)(1) of this title or through the creditor’s or assignee’s own procedures, and prior to the institution of an action under this section or the receipt of written notice of the error from the obligor, the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower.”
											01/07/2019		2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
205398889	12/XX/2018 12:19:58 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
205398889	12/XX/2018 1:16:50 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7505)							2	B	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
205398889	12/XX/2018 1:16:50 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $194.10 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower. (7520)							2	B	11/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
205402159	12/XX/2018 2:29:08 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	11/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205402159	12/XX/2018 2:29:08 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018)	Note reflects loan as assumable however Cd's reflects as not assumable.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:32:38 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/653160)	Final CD date 11/XX/18 reflects escrow payment of $1781.68 however cured with post closing CD dated 11/XX/18 which reflects escrow payment of $1781.83.		Reviewer Comment (2018-12-31): Received acceptable PCCD.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:32:38 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/653161)	Final CD date 11/XX/18 reflects escrow payment of $1781.68 however cured with post closing CD dated 11/XX/18 which reflects escrow payment of $1781.83.		Reviewer Comment (2018-12-31): Received PCCD Cure.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:32:38 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/653162)	Final CD date 11/XX/18 reflects escrow payment of $1781.68 however cured with post closing CD dated 11/XX/18 which reflects escrow payment of $1781.83.		Reviewer Comment (2018-12-31): Received PCCD Cure.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:32:38 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/653163)	Final CD date 11/XX/18 reflects escrow payment of $1781.68 however cured with post closing CD dated 11/XX/18 which reflects escrow payment of $1781.83.		Reviewer Comment (2018-12-31): Received PCCD Cure.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:32:38 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/653160)	Final CD date 11/XX/18 reflects escrow payment of $1781.68 however cured with post closing CD dated 11/XX/18 which reflects escrow payment of $1781.83.		Reviewer Comment (2018-12-31): Received PCCD Cure.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:44:37 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $19,598.48 on Final Closing Disclosure provided on 11/XX/2018 not accurate. (Final/12/XX/2018)	Cd dated 11/XX/28 which reflects $19,599.03.		Reviewer Comment (2018-12-31): Received PCCD Cure.		12/31/2018		2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:44:37 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/11/XX/2018)	CD dated ll/XX/18 HOI calculations not accurate however cured with post closing CD dated 11/XX/18.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:44:37 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/11/XX/2018)	Final CD reflect TIP% of 113.583% however calculated is 109.358%.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205402159	12/XX/2018 2:45:36 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Post disaster inspection report in file.		Reviewer Comment (2018-12-31): Client is reviewing properties in FEMA areas as they believe appropriate.	12/31/2018			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205402159	12/XX/2018 2:49:20 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018	Post disaster inspection in file.		Reviewer Comment (2018-12-31): Client is reviewing properties in FEMA areas as they believe appropriate.	12/31/2018			1	A	11/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205707637	1/XX/2019 11:24:53 AM	Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		Blanket policy is for the building only and no HO6 policy provided.		Reviewer Comment (2019-01-17): Policy contains Walls In coverage. Buyer Comment (2019-01-16): Disagree. Blanket Policy covers "All-In/Walls-In". H06 not required.	01/17/2019			1	A	10/XX/2018	MA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
205707638	1/XX/2019 9:28:28 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Final CD does not reflect an amount by which legal limit may be exceeded by and failed to account for increase in AVM fee.		Reviewer Comment (2019-01-17): AMC received a VCC for fee change.	01/17/2019			1	A	10/XX/2018	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205707638	1/XX/2019 9:28:28 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	AVM for $150 was not disclosed on initial LE dated 8/XX/18 however reflected on 10/03 LE and all closing disclosures with no valid COC. Must know reason the additional service was required.		Reviewer Comment (2019-01-17): AMC received a VCC for fee change. Buyer Comment (2019-01-16): MD 1/XX/19, Lender provided Coc on 10/XX/18 stating addition of AVM was due to new information unknown at time of disclosure. Per Galton legal guidance, we able to accept this as a valid CoC. No cure required.	01/17/2019			1	A	10/XX/2018	NV	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205707638	1/XX/2019 9:36:41 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2018)	Final Closing disclosure reflects closing date of 12/XX/18 however actual date of consummation was 12/XX/18.						2	B	10/XX/2018	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205707638	1/XX/2019 9:36:41 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2018)	Final CD reflects closing cost financed of $6,009.87 however calculated closing costs financed was $0.						2	B	10/XX/2018	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205707640	1/XX/2019 2:00:33 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		Security Instrument is missing Interest Only Rider.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	11/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707640	1/XX/2019 2:31:33 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Closing CD issued 11/XX/2018 listed closing date of 11/XX/2018, however consummation was 11/XX/2018. This was not corrected on the PC CD issued 11/XX/2018, which reflects a closing date of 11/XX/2018.						2	B	11/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205707641	1/XX/2019 11:43:57 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018)	The Promissory Note says the loan is assumable but the Closing Disclosure says the loan is not assumable.						2	B	11/XX/2018	MO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707641	1/XX/2019 11:43:57 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 11/XX/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/11/XX/2018)	The first page of the Closing Disclosure says $397.69 is due from the borrower, however, page three of the same Closing Disclosure says $455.57 is due from the borrower.						2	B	11/XX/2018	MO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707642	1/XX/2019 8:24:53 AM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
205707642	1/XX/2019 8:45:52 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12X/XX/2018)	Final disclosure reflects an increase in total costs by $5,130.71 which is exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2019-01-17): Change of circumstance provided -re lock LTV and loan amount changes	01/17/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205707642	1/XX/2019 8:45:52 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-216.00. (9300)	Lender credit was initially disclosed in the amount of $-216.00; however, the final disclosure provided $0.00 in lender credits with no cure provided to the borrower.		Reviewer Comment (2019-01-17): Change of circumstance provided -re lock LTV and loan amount changes Buyer Comment (2019-01-16): MD 1/XX/19, The lender credit disclosed as $216 on the 11/XX/18 LE was later removed on the 11/XX/18 LE because the lender locked a different rate and interest rate dependent charges changed. The decrease in the lender credit is documented on a 11/XX/18 CoC. Per Galton legal guidance, we able to accept this as a valid CoC. No cure required.	01/17/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
205707645	1/XX/2019 2:52:54 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707645	1/XX/2019 3:19:10 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2018 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/12/XX/2018)	The final disclosure did not provide the number of months for other prepaid tax expense in the amount of $167.88. The PCCD removed this line item.						2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205707646	1/XX/2019 2:45:58 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		The Interest Only Rider is missing from the Security Instrument.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	11/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
205707647	1/XX/2019 1:16:52 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)	The Final Closing Disclosure did not disclose the property has Non-Escrowed Property Costs over Year 1 of $350.00 for HOA Dues. A PCCD was provided reflecting the change, however, a letter to the borrower explaining these changes was not provided. In addition, proof the letter and PCCD was sent was also not provided. Exception remains open.		Reviewer Comment (2019-01-17): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review Buyer Comment (2019-01-16): MD 1/XX/19, The lender's LOE and proof of delivery are documented in the file. Lender attested that the 12/XX/18 PCCD was delivered USPS. Since the correct is a clerical error, the lender had 60 days to correct, so with mailbox rule, disclosures would have been determined to be delivered timely. Understandably the LOE is not dated, however arguably there are two PCCD's in file and two LOE's and no regulatory requirement the LOE be dated. Please clear		01/17/2019		2	B	10/XX/2018	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707647	1/XX/2019 1:20:21 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2018)	Total Closing Costs exceeded the legal limit by $235.00. Appraisal Fee of $700.00 was exceeded by $235.00. Provide a Post-Close CD reflecting the Lender Credit of $235.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof the cure in the amount of $235.00 was provided to borrower.		Reviewer Comment (2019-01-17): AMC received 09/XX/2018 COC. Exception Cleared.	01/17/2019			1	A	10/XX/2018	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707647	1/XX/2019 1:20:21 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $465.00. Insufficient or no cure was provided to the borrower. (7506)	The Initial Loan Estimate disclosed an Appraisal Fee of $465.00. A Valid Change of Circumstance for increase in fee to $700.00 was not provided. Provide a Post-Close CD reflecting the Lender Credit of $235.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof the cure in the amount of $235.00 was provided to borrower.		Reviewer Comment (2019-01-17): AMC received 09/XX/2018 COC. Exception Cleared. Buyer Comment (2019-01-16): MD 1/XX/19, Lender provided Coc on 9/XX/18 stating appraisal fee increase was due the complexity of the appraisal. The lender then issued an updated LE on 9/XX/18 reflecting the increased amount. Per Galton legal guidance, we are able to accept this as a valid CoC. No cure required.	01/17/2019			1	A	10/XX/2018	CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707648	1/XX/2019 1:44:22 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, no cure provided to borrower. Did not account for increase in flood certificate.		Reviewer Comment (2019-01-17): AMC received an attestation and supporting title estimation of title fees reflecting Flood Cert Fee was a required fee by Borrower's chosen provider, not paid to Lender or an Affiliate.	01/17/2019			1	A	11/XX/2018	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
205707648	1/XX/2019 1:44:22 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77101)	Final disclosure reflects a total expense for the Flood Cert Fee of $15.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-01-17): AMC received an attestation and supporting title estimation of title fees reflecting Flood Cert Fee was a required fee by Borrower's chosen provider, not paid to Lender or an Affiliate.

Buyer Comment (2019-01-16): MD 1/XX/19, the Title- Flood Certificate was payable to XXX and is arguably a requirement of the borrower's settlement service provider. Prelim Title report in file shows the Flood cert as a required fee/service. This fee is not paid to the lender, affiliate or lender's preferred provider, so fee is consider part of the unlimited tolerence testing, not the zero percent tolerance testing. Please remove.
										01/17/2019			1	A	11/XX/2018	NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
205707648	1/XX/2019 8:54:56 AM	Credit	Credit	Miscellaneous	Credit Exception:		Lender approved exception in the file: Using new departure residence guidelines from 8/XX/2018 with an app date of 8/XX/2018. Departure meets guidelines for all requirements in Option 1, drive by appraisal, >20% equity and reserves. They indicated a purchase contract was coming soon as well.	Residual Income at $26,719 per month. 700 representative FICO score > 600 guideline minimum -100 points above guideline minimum borrowers have verified reserves of $194,653.76	Reviewer Comment (2019-01-14): Client elects to waive.			01/14/2019	2	B	11/XX/2018	NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
205707649	1/XX/2019 2:38:48 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		Missing Interest Only Rider to Security Instrument.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	B	C	A	Non QM	Non QM	No
205707649	1/XX/2019 2:51:16 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Initial Loan Estimate disclosed an Appraisal Fee of $450.00. A Valid Change of Circumstance for increase in fee to $667.00 was not provided. Provide a Post-Close CD reflecting the Lender Credit of $217.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof the cure in the amount of $235.00 was provided to borrower.
Reviewer Comment (2019-01-17): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided.  Confirmed within Edge Mac appraisal fee per Final Settlement Statement was $517. Cure check provided to the borrower for difference, LOE and proof from delivery from tracking # XXX.  Cure provide prior to AMC review.

Buyer Comment (2019-01-16): MD 1/XX/19, The final amount charged at closing for the Appraisal was $517 and is also supported by the settlement statement in file. EM cited the loan for not having a valid CoC for the appraisal increase from $450 to $517 and the lender provided an additional cure on the 12/XX/18 PCCD. Please clear
											01/17/2019		2	B	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
205707649	1/XX/2019 2:51:16 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for No Description. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75225)	The Initial Loan Estimate did not disclose a Title Fee – Other for $50.00. A Valid Change of Circumstance for new Title Fee – Other for $50.00 was not provided. Provide a Post-Close CD reflecting the Lender Credit of $50.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof the cure in the amount of $50.00 was provided to borrower.
Reviewer Comment (2019-01-17): Fee paid to to XXX same provider is Section B.  Tested at 10% not 0% tolerance

Buyer Comment (2019-01-16): MD 1/XX/19, the $50 fee should not be considered part of the 0% tolerance test and should be tested against all settlement fee's at 10% tolerance. In TRID 2.0, comment 19(e)(1)(vi)-2, the Bureau is clarified that the disclosure of settlement services under § 1026.19(e)(1)(vi)(B) need not include all settlement services that may be charged to the consumer, but must include at least those settlement services required by the creditor for which the consumer may shop... "the creditor is not required by the provisions under § 1026.19(e)(1)(vi) to provide a detailed breakdown of all related fees that are not themselves required by the creditor but that may be charged to the consumer such as a notary fee, title search fee, or other ancillary and administrative services needed to perform or provide the settlement service required by the creditor.” Lastly, “Final comment 19(e)(3)(iii)-2 provides that good faith is determined under § 1026.19(e)(3)(ii) even if the creditor fails to issue the list required by § 1026.19(e)(1)(vi)(C), as long as the fee for the settlement service required by the creditor is paid to an unaffiliated third party and the creditor permits the consumer to shop consistent with § 1026.19(e)(1)(vi)(A).”
Aside from the fee belonging in the 10% tolerance bucket, the lender provided a cure, post closing that should be suffiicient in covering this additional fee, even if considered part of the zero tolerance testing.
										01/17/2019			1	A	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
205707649	1/XX/2019 2:56:53 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Total Closing Costs exceeded the legal limit by $267.00. Appraisal Fee of $450.00 was exceeded by $217.00, and Title Fee -Other of $50.00 was not initially disclosed. Provide a Post-Close CD reflecting the Lender Credit of $235.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof cure in the amount of $267.00 was provided to borrower.		Reviewer Comment (2019-01-17): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review		01/17/2019		2	B	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
205707649	1/XX/2019 9:23:33 AM	Property	Collateral	General	Subject is not in average or better condition.		Lender provided an exception for the property being zoned Central Commercial. The subject property is a residential condo, located in an urban location, built-up over 75% with stable growth. Property values are stable, demand/supply shortage with marketing times under 3 months. Per zoning in Portland, OR, property is in a high rise area in a mixed use zone, not commercial.		Reviewer Comment (2019-01-15): Exception reset. Buyer Comment (2019-01-15): The appraisal shows the property is C2 conditions which is average or better. This should not have been cited with a grade of 3. Reviewer Comment (2019-01-15): Client elects to waive the exception with verified compensating factors.	01/15/2019			1	A	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	B	C	A	Non QM	Non QM	No
205707649	1/XX/2019 5:42:25 PM	Credit	Credit	Miscellaneous	Credit Exception:		Lender provided an exception for the property being zoned Central Commercial. The subject property is a residential condo, located in an urban location, built-up over 75% with stable growth. Property values are stable, demand/supply shortage with marketing times under 3 months. Per zoning in Portland, OR, property is in a high rise area in a mixed use zone, not commercial.	40.81% LTV < 80% guideline max 820 representative FICO score >600 guideline minimum - 220 points above guideline minimum Strong liquid assets verified at $511,646.24 which equate to over 163 months reserves.	Reviewer Comment (2019-01-15): Client elects to waive with comp factors.			01/15/2019	2	B	11/XX/2018	OR	Primary	Refinance - Limited Cash-out GSE		C	B	C	B	C	B	C	A	Non QM	Non QM	No
205707650	1/XX/2019 7:55:03 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2018)	Total Closing Costs exceeded the legal limit by $17.00. Lender Credit Decreased by $17.00. Provide a Post-Close CD reflecting the Lender Credit of $17.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof cure in the amount of $17.00 was provided to borrower.		Reviewer Comment (2019-01-15): Received copy of the Letter of Explanation to the Borrower, Copy of Corrected Post Closing CD, Copy of the Refund Check in the amount of $17.00, and FedEx Tracking number confirming delivery on 12/XX/2018.		01/15/2019		2	B	11/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205707650	1/XX/2019 7:55:03 AM	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-28.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-45.00. (9300)	Lender Credit Decreased by $17.00. Provide a Post-Close CD reflecting the Lender Credit of $17.00 for the Total Closing Cost exceeding the legal limit, a copy of the letter of explanation to the borrower disclosing the changes made, and proof cure in the amount of $17.00 was provided to borrower.		Reviewer Comment (2019-01-15): Received copy of the Letter of Explanation to the Borrower, Copy of Corrected Post Closing CD, Copy of the Refund Check in the amount of $17.00, and FedEx Tracking number confirming delivery on 12/XX/2018.		01/15/2019		2	B	11/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205707650	1/XX/2019 8:02:01 AM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		Missing Interest Only Rider to the Security Instrument.
Reviewer Comment (2019-01-17): IO Rider not required, Note contains required data.

Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider.  The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan.  It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term.  An Interest Only Rider is not required.  Please clear exception.
										01/17/2019			1	A	11/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205707651	1/XX/2019 8:44:17 AM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		The Interest-Only Rider was not identified within the Security instrument. The body of the Security Instrument does not supply an explanation of the Interest Only loan to cover the Rider if missing.		Reviewer Comment (2019-01-17): Not required. Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required. Please clear exception.	01/17/2019			1	A	11/XX/2018	CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205707651	1/XX/2019 9:22:03 AM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	The Lender Credited the Borrower at closing the amount of $150.00 for the Cost to Cure on the Appraisal Review Fee.				01/08/2019		1	A	11/XX/2018	CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
205707652	1/XX/2019 3:18:26 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Loan Designation of Safe Harbor QM does not match Due Diligence of HPQM.		Reviewer Comment (2019-01-18): Redesignated as High Priced. Buyer Comment (2019-01-18): Please change loan designation to Higher Priced QM.	01/18/2019			1	A	10/XX/2018	IL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707652	1/XX/2019 12:31:24 PM	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Redesignated as High Priced.		Reviewer Comment (2019-01-22): Received correct last lock date and file is not High Priced.	01/22/2019			1	A	10/XX/2018	IL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
205707654	1/XX/2019 12:18:39 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2019-01-10): Client is reviewing properties in FEMA areas as they believe appropriate.	01/10/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205707654	1/XX/2019 12:57:38 PM	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	File is missing the Loan Originator Compensation Disclosure. Unable to determine if compensation was based on a term of the transaction.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205707654	1/XX/2019 1:14:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	The Final CD reflects a closing date of 11/XX/2018 with a disbursement date of 11/XX/2018. The borrower signed the document on 12/XX/2018.		Reviewer Comment (2019-01-15): Received Letter of Explanation, Proof of Electronic Delivery and Corrected CD required to cure.		01/15/2019		1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707654	1/XX/2019 1:14:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/661006)	Closing disclosure reflects an inaccurate annual expense for homeowners insurance of $3,167.57 and monthly escrow estimate of $263.96, this causes errors in monthly payment estimates and estimate expense over year 1. The file contains a post closing disclosure with the correct annual premium of $3,368.24 and corresponding monthly payment of $280.69		Reviewer Comment (2019-01-15): Received Letter of Explanation, Proof of Electronic Delivery and Corrected CD required to cure.		01/15/2019		2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707654	1/XX/2019 1:14:23 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/661006)	Closing disclosure reflects an inaccurate annual expense for homeowners insurance of $3,167.57 and monthly escrow estimate of $263.96, this causes errors in monthly payment estimates and estimate expense over year 1. The file contains a post closing disclosure with the correct annual premium of $3,368.24 and corresponding monthly payment of $280.69		Reviewer Comment (2019-01-15): Received Letter of Explanation, Proof of Electronic Delivery and Corrected CD required to cure.		01/15/2019		2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707654	1/XX/2019 2:35:01 PM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2019-01-15): Upon further research, exception has been cleared.	01/15/2019			1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
205707654	1/XX/2019 10:22:36 AM	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					01/15/2019		1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707654	1/XX/2019 10:44:51 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $18,564.72 on Final Closing Disclosure provided on 11/XX/2018 not accurate. (Final/11/XX/2018)	Closing disclosure reflects an inaccurate annual expense for homeowners insurance of $3,167.57 and monthly escrow estimate of $263.96, this causes errors in monthly payment estimates and estimate expense over year 1. The file contains a post closing disclosure with the correct annual premium of $3,368.24 and corresponding monthly payment of $280.69		Reviewer Comment (2019-01-15): Received Letter of Explanation, Proof of Electronic Delivery and Corrected CD required to cure.		01/15/2019		2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205707657	1/XX/2019 2:17:53 PM	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/XX/2018 received on or after the date the Closing Disclosure 11/XX/2018 12:00:00 AM was received. (Interim/11/XX/2018)	LE dated 11/XX/18 was not received by borrower prior to issue of CD dated 11/XX/18. File does not contain evidence was sent or received electronically.						2	B	12/XX/2018	NJ	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
205707657	1/XX/2019 2:19:32 PM	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Service Provider list missing from file.						2	B	12/XX/2018	NJ	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
205707658	1/XX/2019 1:14:26 PM	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.							2	B	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707658	1/XX/2019 1:14:26 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707658	1/XX/2019 1:16:45 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.				Reviewer Comment (2019-01-17): Not required. Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required. Please clear exception.	01/17/2019			1	A	11/XX/2018	DE	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707659	1/XX/2019 3:52:16 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.		The loan file is missing the Interest-Only Rider for the Security Instrument.		Reviewer Comment (2019-01-17): Not required. Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required. Please clear exception.	01/17/2019			1	A	11/XX/2018	PA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
205707659	1/XX/2019 4:23:23 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,693.01 exceeds tolerance of $1,625.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	There was no VCC for the increase in the Title - Lender's Title Insurance Fee by $68.01. A cure of $82.53 was issued on the final CD.				01/04/2019		1	A	11/XX/2018	PA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
205707662	1/XX/2019 1:04:36 PM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2019-01-10): Client is reviewing properties in FEMA areas as they believe appropriate.	01/10/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707662	1/XX/2019 1:05:28 PM	Credit	Document Error	General	Note terms reflect Interest Only. Interest-Only Rider was not checked on the Security Instrument screen. Correct data or set exception.				Reviewer Comment (2019-01-17): Not required. Buyer Comment (2019-01-16): Disagree as an Interest Only Rider is not always required and there is no guideline or regulatory compliance requirement for a separate Interest Only Rider. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required. Please clear exception.	01/17/2019			1	A	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707662	1/XX/2019 1:27:38 PM	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018)							2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707662	1/XX/2019 1:27:38 PM	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
205707662	1/XX/2019 2:37:16 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2018 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/09/XX/2018)	Final disclosure reflects payment for past due taxes in section F that does not reflect the number of months paid						2	B	9/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
205862343	1/XX/2019 2:23:16 PM	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2019-01-23): Asset Qualification loan Program, regraded to EV2				2	B	12/XX/2018	OR	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205862343	1/XX/2019 2:23:16 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/12/XX/2018)	Note and ARM rider indicate the lender will allow for an assumption, however the final CD indicates the loan cannot be assumed. Provide a PC CD and letter explaining the assumption disclosure change.						2	B	12/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205862343	1/XX/2019 2:23:16 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 12/XX/2018 disclosed a negative fee amount. (Final/12/XX/2018)	The final CD section H reflects a negative seller fee for Title - Owner's Title Insurance of $787.00						2	B	12/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
205862343	1/XX/2019 2:36:48 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	The loan was qualified under the asset qualifier program. Reserve requirements of 9 months current loan, 60 months for credit debt, and 60 months for investment property negative cash flow.						2	B	12/XX/2018	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205862343	1/XX/2019 2:36:48 PM	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	The loan was qualified under the asset qualifier program. Reserve requirements of 9 months current loan, 60 months for credit debt, and 60 months for investment property negative cash flow.						2	B	12/XX/2018	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205862343	1/XX/2019 2:36:48 PM	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Not Provided Timely	RESPA: Initial escrow account statement was not provided to the borrower at closing.	Final CD indicates a closing date of 12/XX/2018, however the initial escrow disclosure date is 12/XX/2018. Provide the initial escrow disclosure executed by the borrower as of the closing date.						2	B	12/XX/2018	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
205862345	1/XX/2019 3:36:50 PM	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003								2	B	12/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
205862347	1/XX/2019 10:45:10 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	The actual closing date occurred on 11/XX and this was corrected with a post close CD.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862348	1/XX/2019 9:18:57 AM	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2018 Disaster End Date: 11/XX/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/XX/2018			Reviewer Comment (2019-01-22): Client is reviewing properties in FEMA areas as they believe appropriate.	01/22/2019			1	A	12/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
205862350	1/XX/2019 2:34:46 PM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/11/XX/2018)	Cure documentation was not provided.						2	B	11/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205862351	1/XX/2019 11:21:37 AM	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2018)	Final Closing Disclosure disclosed a Closing Date of 11/XX/2018. Deed of Trust was notarized on 12/XX/2018. Post-closing CD dated 12/XX/2018 disclosed the correct closing date of 12/XX/2018 however, file is missing the Letter of Explanation required to cure. Document saved as PC CD Letter to Borrower_00_00_0000.pdf is an undated e-mail letter with a link to the Final Closing Disclosure.						2	B	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
205862351	1/XX/2019 5:53:32 PM	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Appraisal Review Fee was not disclosed on the Initial Loan Estimate dated 09/XX/2018, but disclosed as $155.00 on the Final Closing Disclosure. Sufficient cure of $155.00 was provided to the borrower on the Final Closing Disclosure.				01/22/2019		1	A	11/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes